Document and Entity Information	12 Months Ended
Apr. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	SMUCKER J M CO
Entity Central Index Key	0000091419
Document Type	8-K
Document Period End Date	Oct 13, 2011
Amendment Flag	false

Statements of Consolidated Income (USD $) In Thousands, except Per Share data	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Statements of Consolidated Income [Abstract]
Net sales	$ 1,188,883	$ 1,047,312	$ 4,825,743	$ 4,605,289	$ 3,757,933
Cost of products sold	747,373	629,424	2,973,137	2,814,729	2,506,504
Cost of products sold - restructuring	9,666	9,453	54,089	3,870	0
Cost of products sold - merger and integration	760	0
Gross Profit	431,084	408,435	1,798,517	1,786,690	1,251,429
Selling, distribution, and administrative expenses	216,552	203,261	863,114	878,221	673,565
Amortization	20,235	18,497	73,844	73,657	38,823
Impairment charges			17,599	11,658	1,491
Merger and integration costs	4,685	2,656	11,194	33,692	72,666
Other restructuring costs	9,897	18,104	47,868	1,841	10,229
Other operating expense (income) - net	(988)	750	626	(3,288)	2,380
Operating Income	180,703	165,167	784,272	790,909	452,275
Interest income	302	433	2,512	2,793	6,993
Interest - net	(15,422)	(16,539)	(69,594)	(65,187)	(62,478)
Other (expense) income - net	1,243	693	(26)	2,238	(725)
Income Before Income Taxes	166,826	149,754	717,164	730,753	396,065
Income taxes	55,303	46,873	237,682	236,615	130,112
Net Income	$ 111,523	$ 102,881	$ 479,482	$ 494,138	$ 265,953
Earnings per common share:
Net Income, in USD per share	$ 0.98	$ 0.86	$ 4.06	$ 4.15	$ 3.11
Net Income - Assuming Dilution, in USD per share	$ 0.98	$ 0.86	$ 4.05	$ 4.15	$ 3.11
Dividend declared per common share	$ 0.48	$ 0.4	$ 1.68	$ 1.45	$ 6.31

Consolidated Balance Sheets (USD $) In Thousands	Jul. 31, 2011	Apr. 30, 2011	Apr. 30, 2010
Current Assets
Cash and cash equivalents	$ 102,475	$ 319,845	$ 283,570
Trade receivables, less allowance for doubtful accounts	350,293	344,410	238,867
Inventories:
Finished products	753,054	518,243	413,269
Raw materials	460,767	345,336	241,670
Total Inventories	1,213,821	863,579	654,939
Other current assets	73,183	109,165	46,254
Total Current Assets	1,739,772	1,636,999	1,223,630
Property, Plant, and Equipment
Land and land improvements	87,005	77,074	62,982
Buildings and fixtures	369,854	347,950	308,358
Machinery and equipment	1,064,316	1,022,670	997,374
Construction in progress	103,805	76,778	31,426
Property, Plant, and Equipment, Gross	1,624,980	1,524,472	1,400,140
Accumulated depreciation	(699,293)	(656,590)	(541,827)
Total Property, Plant, and Equipment	925,687	867,882	858,313
Other Noncurrent Assets
Goodwill	2,903,713	2,812,746	2,807,730
Other intangible assets, net	3,132,761	2,940,010	3,026,515
Other noncurrent assets	80,090	66,948	58,665
Total Other Noncurrent Assets	6,116,564	5,819,704	5,892,910
Total assets	8,782,023	8,324,585	7,974,853
Current Liabilities
Accounts payable	288,082	234,916	179,509
Accrued compensation		62,313	60,080
Accrued trade marketing and merchandising	81,362	62,588	52,536
Income taxes payable	38,375	7,706	75,977
Revolving credit agreement	306,700	0
Dividends payable		50,236	47,648
Current portion of long-term debt		0	10,000
Other current liabilities	160,715	64,917	53,147
Total Current Liabilities	875,234	482,676	478,897
Noncurrent Liabilities
Long-term debt	1,318,489	1,304,039	900,000
Defined benefit pensions		98,722	86,968
Postretirement benefits other than pensions		59,789	45,592
Deferred income taxes	1,038,319	1,042,823	1,101,506
Other noncurrent liabilities	201,727	44,173	35,570
Total Noncurrent Liabilities	2,558,535	2,549,546	2,169,636
Shareholders' Equity
Serial preferred shares - no par value: Authorized - 3,000,000 shares; outstanding - none		0	0
Common shares - no par value: Authorized - 150,000,000 shares; outstanding - 114,172,122 in 2011 and 119,119,152 in 2010 (net of 14,432,043 and 9,485,013 treasury shares, respectively), at stated value	28,596	28,543	29,780
Additional capital	4,406,824	4,396,592	4,575,127
Retained income	922,944	866,933	746,063
Amount due from ESOP Trust	(2,572)	(3,334)	(4,069)
Accumulated other comprehensive income (loss)	(7,538)	3,629	(20,581)
Total Shareholders' Equity	5,348,254	5,292,363	5,326,320
Total Liabilities and Shareholders' Equity	$ 8,782,023	$ 8,324,585	$ 7,974,853

Consolidated Balance Sheets (Parenthetical) (USD $)	Apr. 30, 2011	Apr. 30, 2010
Shareholders' Equity
Serial preferred shares, no par value, in USD per share	$ 0	$ 0
Serial preferred shares, shares authorized	3,000,000	3,000,000
Serial preferred shares, shares outstanding	0	0
Common shares, no par value, in USD per share	$ 0	$ 0
Common shares, shares authorized	150,000,000	150,000,000
Common shares, shares outstanding	114,172,122	119,119,152
Treasury shares, shares outstanding	14,432,043	9,485,013

Statements of Consolidated Cash Flows (USD $) In Thousands	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Operating Activities
Net income	$ 111,523	$ 102,881	$ 479,482	$ 494,138	$ 265,953
Adjustments to reconcile net income to net cash provided by (used for) operations
Depreciation	27,569	29,360	112,226	108,225	79,450
Depreciation- restructuring			53,569	3,870	0
Depreciation - restructuring and merger and integration	10,415	9,453
Amortization	20,235	18,497	73,844	73,657	38,823
Impairment charges			17,599	11,658	1,491
Share-based compensation expense	6,032	5,328	24,044	25,949	22,105
Other noncash restructuring charges			8,540	0	9,093
Other noncash restructuring charges	909	3,849
Loss (gain) on sale of assets - net	725	134	2,867	(7,831)	2,165
Deferred income tax (benefit) expense			(59,801)	(39,320)	25,525
Changes in assets and liabilities, net of effect from businesses acquired:
Trade receivables	7,512	(66,958)	(102,625)	31,521	(78,631)
Inventories	(330,854)	(111,907)	(204,159)	(46,160)	34,669
Other current assets			(45,649)	3,461	38,792
Accounts payable and accrued items	55,380	32,969	84,633	(34,620)	67,883
Defined benefit pension contributions	(3,691)	(10,544)	(16,779)	(4,436)	(34,665)
Income taxes	30,616	(43,555)	(66,187)	55,449	22,941
Other - net	5,391	3,255	29,958	37,917	(48,601)
Net Cash Provided by Operating Activities	(58,238)	(27,238)	391,562	713,478	446,993
Investing Activities
Businesses acquired, net of cash acquired	(362,846)	0	0	0	(77,335)
Additions to property, plant, and equipment	(67,632)	(26,946)	(180,080)	(136,983)	(108,907)
Sale and maturity of marketable securities	18,600	0
Proceeds from sale of businesses	0	0	0	19,554	0
Purchases of marketable securities	0	(57,037)	(75,637)	0	0
Sales and maturities of marketable securities	18,600		57,100	13,519	3,013
Proceeds from disposal of property, plant, and equipment	130	290	5,830	205	800
Other - net	(18)	40	(126)	(738)	5,448
Net Cash Used for Investing Activities	(411,766)	(83,653)	(192,913)	(104,443)	(176,981)
Financing Activities
Repayment of bank note payable	0	0	0	(350,000)	0
Repayments of long-term debt	0	0	(10,000)	(275,000)	0
Proceeds from long-term debt	0	400,000	400,000	0	400,000
Revolving credit agreement - net	306,700	0
Quarterly dividends paid	(50,159)	(47,594)	(194,024)	(166,224)	(110,668)
Special dividends paid	0	0	0	0	(274,208)
Purchase of treasury shares	(5,385)	(5,033)	(389,135)	(5,569)	(4,025)
Proceeds from stock option exercises	242	1,325	14,525	6,413	1,976
Other - net	2,534	2,213	8,215	1,832	(474)
Net Cash (Used for) Provided by Financing Activities	253,932	350,911	(170,419)	(788,548)	12,601
Effect of exchange rate changes on cash	(1,298)	(817)	8,045	6,390	2,539
Net increase (decrease) in cash and cash equivalents	(217,370)	239,203	36,275	(173,123)	285,152
Cash and cash equivalents at beginning of year	319,845	283,570	283,570	456,693	171,541
Cash and Cash Equivalents at End of Year	$ 102,475	$ 522,773	$ 319,845	$ 283,570	$ 456,693

Statements of Consolidated Shareholders' Equity (USD $) In Thousands, except Share data	Total USD ( $)	Common Shares Outstanding	Common Shares USD ( $)	Additional Capital USD ( $)	Retained Income USD ( $)	Amount Due from ESOP Trust USD ( $)	Accumulated Other Comprehensive Income (Loss) USD ( $)
Beginning Balance at Apr. 30, 2008	$ 1,799,853		$ 13,656	$ 1,181,645	$ 567,419	$ (5,479)	$ 42,612
Beginning Balance, shares at Apr. 30, 2008		54,622,612
Net income	265,953				265,953
Foreign currency translation adjustment	(47,024)						(47,024)
Pensions and other postretirement liabilities	(43,479)						(43,479)
Unrealized (loss) gain on available-for-sale securities	(2,798)						(2,798)
Unrealized (loss) gain on cash flow hedging derivatives	(6,581)						(6,581)
Comprehensive Income	166,071
Purchase of treasury shares	(4,025)		(20)	(3,982)	(23)
Purchase of treasury shares, shares		(81,685)
Purchase business combination	3,366,353		15,792	3,350,561
Purchase business combination, shares		63,166,532
Stock plans	17,522		178	17,344
Stock plans, shares		714,664
Cash dividends declared	(408,845)				(408,845)
Tax benefit of stock plans	2,353			2,353
Other	649					649
Ending Balance at Apr. 30, 2009	4,939,931		29,606	4,547,921	424,504	(4,830)	(57,270)
Ending Balance, shares at Apr. 30, 2009		118,422,123
Net income	494,138				494,138
Foreign currency translation adjustment	45,926						45,926
Pensions and other postretirement liabilities	(12,313)						(12,313)
Unrealized (loss) gain on available-for-sale securities	2,652						2,652
Unrealized (loss) gain on cash flow hedging derivatives	424						424
Comprehensive Income	530,827
Purchase of treasury shares	(5,569)		(31)	(5,383)	(155)
Purchase of treasury shares, shares		(122,483)
Stock plans	29,789		205	29,584
Stock plans, shares		819,512
Cash dividends declared	(172,424)				(172,424)
Tax benefit of stock plans	3,005			3,005
Other	761					761
Ending Balance at Apr. 30, 2010	5,326,320		29,780	4,575,127	746,063	(4,069)	(20,581)
Ending Balance, shares at Apr. 30, 2010	119,119,152	119,119,152
Net income	479,482				479,482
Foreign currency translation adjustment	24,773						24,773
Pensions and other postretirement liabilities	(5,928)						(5,928)
Unrealized (loss) gain on available-for-sale securities	1,359						1,359
Unrealized (loss) gain on cash flow hedging derivatives	4,006						4,006
Comprehensive Income	503,692
Purchase of treasury shares	(389,135)		(1,458)	(225,677)	(162,000)
Purchase of treasury shares, shares		(5,832,423)
Stock plans	40,053		221	39,832
Stock plans, shares		885,393
Cash dividends declared	(196,612)				(196,612)
Tax benefit of stock plans	7,310			7,310
Other	735					735
Ending Balance at Apr. 30, 2011	$ 5,292,363		$ 28,543	$ 4,396,592	$ 866,933	$ (3,334)	$ 3,629
Ending Balance, shares at Apr. 30, 2011	114,172,122	114,172,122

Statements of Consolidated Shareholders' Equity (Parenthetical) (USD $)	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Statement of Consolidated Shareholders' Equity [Abstract]
Dividend declared per common share	$ 0.48	$ 0.4	$ 1.68	$ 1.45	$ 6.31

Accounting Policies\Basis of Presentation	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Accounting Policies\Basis of Presentation [Abstract]
Accounting Policies\Basis of Presentation
Note A — Basis of Presentation
The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and notes required by U.S. generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments of a normal recurring nature considered necessary for a fair presentation have been included. Certain prior year amounts have been reclassified to conform to current year classifications.
Operating results for the three-month period ended July 31, 2011, are not necessarily indicative of the results that may be expected for the year ending April 30, 2012. For further information, reference is made to the consolidated financial statements and notes included in the Company’s Annual Report on Form 10-K for the year ended April 30, 2011.

Note A: Accounting Policies
Principles of Consolidation: The consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, and its majority-owned investments, if any. Intercompany transactions and accounts are eliminated in consolidation.
Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates in these consolidated financial statements include: allowances for doubtful trade receivables, estimates of future cash flows associated with assets, asset impairments, useful lives for depreciation and amortization, loss contingencies, net realizable value of inventories, accruals for trade marketing and merchandising programs, income taxes, and the determination of discount and other rate assumptions for defined benefit pension and other postretirement benefit expenses. Actual results could differ from these estimates.
Revenue Recognition: The Company recognizes revenue, net of estimated returns and allowances, when all of the following criteria have been met: a valid customer order with a determinable price has been received; the product has been shipped and title has transferred to the customer; there is no further significant obligation to assist in the resale of the product; and collectibility is reasonably assured.
Major Customer: Sales to Wal-Mart Stores, Inc. and subsidiaries amounted to approximately 26 percent, 27 percent, and 24 percent of net sales in 2011, 2010, and 2009, respectively. These sales are primarily included in the two U.S. retail segments. No other customer exceeded 10 percent of net sales for any year. Trade receivables at April 30, 2011 and 2010, included amounts due from Wal-Mart Stores, Inc. and subsidiaries of  $87,623 and  $61,176, respectively.
Shipping and Handling Costs: Shipping and handling costs are included in cost of products sold.
Trade Marketing and Merchandising Programs: In order to support the Company’s products, various promotional activities are conducted through retail trade, distributors, or directly with consumers, including in-store display and product placement programs, feature price discounts, coupons, and other similar activities. The Company regularly reviews and revises, when it deems necessary, estimates of costs to the Company for these promotional programs based on estimates of what will be redeemed by retail trade, distributors, or consumers. These estimates are made using various techniques including historical data on performance of similar promotional programs. Differences between estimated expense and actual performance are recognized as a change in management’s estimate in a subsequent period. As the Company’s total promotional expenditures, including amounts classified as a reduction of net sales, represented approximately 26 percent of net sales in 2011, a possibility exists of materially different reported results if factors such as the level and success of the promotional programs or other conditions differ from expectations.
Advertising Expense: Advertising costs are expensed as incurred. Advertising expense was  $115,066,  $130,583, and  $77,363 in 2011, 2010, and 2009, respectively.
Research and Development Costs: Total research and development costs, including product formulation costs, were  $20,981,  $20,963, and  $14,498 in 2011, 2010, and 2009, respectively.
Share-Based Payments: Share-based compensation expense is recognized over the requisite service period, which includes a one-year performance period plus the defined forfeiture period, which is typically four years of service or the attainment of a defined age and years of service.
The following table summarizes amounts related to share-based payments.

		April 30,
	2011	2010	2009

Share-based compensation expense included in selling, distribution, and administrative expenses	$19,896	$20,687	$14,043
Share-based compensation expense included in merger and integration costs	4,148	5,262	8,062
Share-based compensation expense included in other restructuring costs	290	0	0

Total share-based compensation expense	$24,334	$25,949	$22,105

Related income tax benefit	$8,064	$8,402	$7,261

As of April 30, 2011, total unrecognized share-based compensation cost related to nonvested share-based awards was approximately  $33,703. The weighted-average period over which this amount is expected to be recognized is approximately three years.
Corporate income tax benefits realized upon exercise or vesting of an award in excess of that previously recognized in earnings, referred to as excess tax benefits, are presented in the Statements of Consolidated Cash Flows as a financing activity. Realized excess tax benefits are credited to additional capital in the Consolidated Balance Sheets. Realized shortfall tax benefits, amounts which are less than that previously recognized in earnings, are first offset against the cumulative balance of excess tax benefits, if any, and then charged directly to income tax expense. For 2011, 2010, and 2009, the actual tax deductible benefit realized from share-based compensation was  $7,310,  $3,005, and  $2,353, including  $6,990,  $2,908, and  $2,372, respectively, of excess tax benefits realized upon exercise or vesting of share-based compensation, and classified as other-net under financing activities in the Statements of Consolidated Cash Flows.
Income Taxes: The Company accounts for income taxes using the liability method. Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the applicable tax rate is recognized in income or expense in the period that the change is effective. A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. A tax benefit is recognized when it is more likely than not to be sustained.
Cash and Cash Equivalents: The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents.
Trade Receivables: In the normal course of business, the Company extends credit to customers. Trade receivables, less allowance for doubtful accounts, reflect the net realizable value of receivables and approximate fair value. The Company evaluates its trade receivables and establishes an allowance for doubtful accounts based on a combination of factors. When aware that a specific customer has been impacted by circumstances such as bankruptcy filings or deterioration in the customer’s operating results or financial position, potentially making it unable to meet its financial obligations, the Company records a specific reserve for bad debt to reduce the related receivable to the amount the Company reasonably believes is collectible. The Company also records reserves for bad debt for all other customers based on a variety of factors, including the length of time the receivables are past due, historical collection experience, and an evaluation of current and projected economic conditions at the balance sheet date. Trade receivables are charged off against the allowance after management determines the potential for recovery is remote. At April 30, 2011 and 2010, the allowance for doubtful accounts was  $1,882 and  $1,521, respectively. The net provision for the allowance for doubtful accounts increased  $361 and  $1,091 in 2011 and 2009, respectively, and decreased  $480 in 2010. The Company believes there is no concentration of risk with any single customer whose failure or nonperformance would materially affect the Company’s results other than as discussed in Major Customer.
Inventories: Inventories are stated at the lower of cost or market. Cost for all inventories is determined using the first-in, first-out method.
The cost of finished products and work-in-process inventory includes materials, direct labor, and overhead. Work-in-process is included in finished products in the Consolidated Balance Sheets and was  $77,594 and  $49,214 at April 30, 2011 and 2010, respectively.
Derivative Financial Instruments: The Company utilizes derivative instruments such as basis contracts, commodity futures and options contracts, foreign currency forwards and options, and an interest rate swap to manage exposures in commodity prices, foreign currency exchange rates, and interest rates. The Company accounts for these derivative instruments in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging. FASB ASC 815 requires that all derivative instruments be recognized in the financial statements and measured at fair value regardless of the purpose or intent for holding them. For derivatives designated as a cash flow hedge that are used to hedge an anticipated transaction, changes in fair value are deferred and recognized in shareholders’ equity as a component of accumulated other comprehensive income (loss) to the extent the hedge is effective and then recognized in the Statements of Consolidated Income in the period during which the hedged transaction affects earnings. Hedge effectiveness is measured at inception and on a monthly basis. Any ineffectiveness associated with the hedge or changes in fair value of derivatives that are nonqualifying are recognized immediately in the Statements of Consolidated Income. The Company’s interest rate swap is designated as a fair value hedge and is used to hedge against changes in the fair value of the underlying long-term debt. The interest rate swap is recognized at fair value on the Consolidated Balance Sheet at April 30, 2011, and changes in the fair value are recognized in the Statement of Consolidated Income for the year ended April 30, 2011. The change in the fair value of the interest rate swap is offset by the change in the fair value of the underlying long-term debt. By policy, the Company historically has not entered into derivative financial instruments for trading purposes or for speculation. For additional information, see Note M: Derivative Financial Instruments.
Property, Plant, and Equipment: Property, plant, and equipment is recognized at cost and is depreciated on a straight-line basis over the estimated useful life of the asset (3 to 20 years for machinery and equipment, 3 to 7 years for capitalized software costs, and 5 to 40 years for buildings, fixtures, and improvements).
The Company leases certain land, buildings, and equipment for varying periods of time, with renewal options. Rent expense in 2011, 2010, and 2009 totaled  $57,572,  $55,010, and  $36,547, respectively. As of April 30, 2011, the Company’s minimum operating lease obligations are as follows:  $26,110 in 2012,  $21,887 in 2013,  $18,956 in 2014,  $14,121 in 2015, and  $22,565 in 2016 and beyond.
Impairment of Long-Lived Assets: In accordance with FASB ASC 360, Property, Plant, and Equipment, long-lived assets, except goodwill and indefinite-lived intangible assets, are reviewed for impairment when circumstances indicate the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to future net cash flows estimated by the Company to be generated by such assets. If such assets are considered to be impaired, the impairment to be recognized is the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of by sale are recognized as held for sale at the lower of carrying value or estimated net realizable value.
Goodwill and Other Intangible Assets: Goodwill is the excess of the purchase price paid over the fair value of the net assets of the business acquired. In accordance with FASB ASC 350, Intangibles — Goodwill and Other, goodwill and other indefinite-lived intangible assets are not amortized but are reviewed at least annually for impairment. The Company conducts its annual test for impairment of goodwill and other indefinite-lived intangible assets as of February 1 of each year. A discounted cash flow valuation technique and a market-based approach are utilized to estimate the fair value of the Company’s reporting units. For annual impairment testing purposes, the Company’s reporting units are its operating segments. The discount rates utilized in the analysis are developed using a weighted-average cost of capital methodology. In addition to the annual test, the Company will test for impairment if events or circumstances occur that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Finite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives. For additional information, see Note G: Goodwill and Other Intangible Assets.
Marketable Securities and Other Investments: Under the Company’s investment policy, it may invest in debt securities deemed to be investment grade at the time of purchase for general corporate purposes. The Company determines the appropriate categorization of debt securities at the time of purchase and reevaluates such designation at each balance sheet date. The Company has categorized all debt securities as available for sale because it currently has the intent to convert these investments into cash if and when needed. Classification of these available-for-sale marketable securities as current or noncurrent is based on whether the conversion to cash is expected to be necessary for operations in the upcoming year, which is currently consistent with the security’s maturity date.
Securities categorized as available for sale are stated at fair value, with unrealized gains and losses reported as a component of accumulated other comprehensive income (loss). The fair value of available-for-sale marketable securities was  $18,600 and was included in other current assets at April 30, 2011. Approximately  $57,100,  $13,519, and  $3,013 of proceeds have been realized upon maturity or sale of available-for-sale marketable securities in 2011, 2010, and 2009, respectively. The Company uses specific identification to determine the basis on which securities are sold.
The Company also maintains funds for the payment of benefits associated with nonqualified retirement plans. These funds include investments considered to be available-for-sale marketable securities. At April 30, 2011 and 2010, the fair value of these investments was  $41,560 and  $34,895, respectively, and was included in other noncurrent assets. Included in accumulated other comprehensive income (loss) at April 30, 2011 and 2010, were unrealized gains of  $2,817 and  $693, respectively.
Foreign Currency Translation: Assets and liabilities of the Company’s foreign subsidiaries are translated using the exchange rates in effect at the balance sheet date, while income and expenses are translated using average rates. Translation adjustments are reported as a component of shareholders’ equity in accumulated other comprehensive income (loss).
Recently Issued Accounting Standards: In January 2010, the FASB issued Accounting Standards Update (“ASU”) 2010-06, Improving Disclosures about Fair Value Measurements, which requires additional disclosures about fair value measurements including transfers in and out of different levels of the fair value hierarchy and a higher level of disaggregation for different types of financial instruments. These disclosure requirements were effective in the current fiscal year for the Company. In addition to these disclosure requirements, ASU 2010-06 requires information about purchases, sales, issuances, and settlements of Level 3 assets to be presented separately. These additional disclosure requirements will be effective May 1, 2011, for the Company.
In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 provides clarification about the application of existing fair value measurement and disclosure requirements and expands certain other disclosure requirements. This ASU will be effective February 1, 2012, for the Company.
Risks and Uncertainties: The raw materials used by the Company in each of its segments are primarily commodities and agricultural-based products. Glass, plastic, steel cans, caps, carton board, and corrugate are the principle packaging materials used by the Company. The fruit and vegetable raw materials used by the Company in the production of its food products are purchased from independent growers and suppliers. Green coffee, peanuts, edible oils, sweeteners, milk, flour, corn, and other ingredients are obtained from various suppliers. The availability, quality, and cost of many of these commodities have fluctuated, and may continue to fluctuate, over time. Green coffee is sourced solely from foreign countries and its supply and price are subject to high volatility due to factors such as weather, global supply and demand, pest damage, and political and economic conditions in the source countries. Raw materials are generally available from numerous sources although the Company has elected to source certain plastic packaging materials from single sources of supply pursuant to long-term contracts. While availability may vary year to year, the Company believes that it will continue to be able to obtain adequate supplies and that alternatives to single-sourced materials are available. The Company has not historically encountered significant shortages of key raw materials. The Company considers its relationships with key material suppliers to be good.
Approximately 32 percent of the Company’s employees, located at 10 facilities, are covered by union contracts. The contracts vary in term depending on the location with three contracts expiring in 2012.
The Company insures its business and assets in each country against insurable risks, to the extent that it deems appropriate, based upon an analysis of the relative risks and costs.
Reclassifications: Certain prior year amounts have been reclassified to conform to current year classifications.

Recently Issued Accounting Standards	3 Months Ended
Jul. 31, 2011
Recently Issued Accounting Standards [Abstract]
Recently Issued Accounting Standards
Note B — Recently Issued Accounting Standards
In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 provides clarification about the application of existing fair value measurement and disclosure requirements and expands certain other disclosure requirements. This ASU will be effective February 1, 2012, for the Company.
In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity and requires the presentation of net income and other comprehensive income to be in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance does not change the components that are recognized in net income or other comprehensive income. This ASU will be effective May 1, 2012, for the Company and requires retrospective application. Adoption of this guidance will affect the presentation of certain elements of the Company’s financial statements, but these changes in presentation will not otherwise have an impact on the financial statements.

Subsequent Event - Rowland Coffee Acquisition	12 Months Ended
Apr. 30, 2011
Subsequent Event - Rowland Coffee Acquisition [Abstract]
Subsequent Event - Rowland Coffee Acquisition
Note B: Subsequent Event — Rowland Coffee Acquisition
On May 16, 2011, the Company completed an acquisition of the coffee brands and business operations of Rowland Coffee Roasters, Inc. (“Rowland Coffee”), a privately-held company headquartered in Miami, Florida, for  $360.0 million. The Company utilized cash on hand and borrowed  $180.0 million under its revolving credit facility.
Rowland Coffee is a leading producer of espresso coffee in the U.S., generating total net sales in excess of  $110.0 million in calendar 2010. The acquisition strengthens and broadens the Company’s leadership in the U.S. retail coffee category by adding the leading Hispanic brands, Café Bustelo and Café Pilon, to the Smucker family of brands.
The purchase price allocation is in the preliminary stages of the valuation process. The purchase price will be allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition. The Company will determine the estimated fair values based on independent appraisals, discounted cash flow analyses, quoted market prices, and estimates made by management. To the extent the purchase price exceeds the estimated fair value of the net identifiable tangible and intangible assets acquired, such excess will be allocated to goodwill.

Folgers Merger\Rowland Coffee Acquisition	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Mergers [Abstract]
Business Combination Disclosure [Text Block]
Note C — Rowland Coffee Acquisition
On May 16, 2011, the Company completed an acquisition of the coffee brands and business operations of Rowland Coffee Roasters, Inc. (“Rowland Coffee”), a privately-held company headquartered in Miami, Florida, for  $362.8 million. The acquisition includes a manufacturing, distribution, and office facility in Miami. The Company utilized cash on hand and borrowed  $180.0 million under its revolving credit facility. In addition, the Company incurred one-time costs of  $2.4 million to date, that were directly related to the merger and integration of Rowland Coffee, which includes approximately  $0.8 million in noncash expense items that were reported in cost of products sold, while the remaining charges were reported in other merger and integration costs in the Condensed Statements of Consolidated Income. Total one-time costs related to the acquisition are estimated to be between  $25.0 million and  $30.0 million, including approximately  $15.0 million of noncash charges associated with consolidating coffee production currently in Miami, into the Company’s existing facilities in New Orleans, Louisiana. The Company expects these costs to be incurred over the next two to four years.
Rowland Coffee is a leading producer of espresso coffee in the U.S., generating total net sales in excess of  $110.0 million in calendar 2010. The acquisition strengthens and broadens the Company’s leadership in the U.S. retail coffee category by adding the leading Hispanic brands, Café Bustelo® and Café PilonTM, to the Company’s family of brands.
The purchase price was allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition. The Company determined the estimated fair values based on independent appraisals, discounted cash flow analyses, and estimates made by management. The purchase price exceeded the estimated fair value of the net identifiable tangible and intangible assets acquired, and as such the excess was allocated to goodwill. The purchase price allocation is preliminary and subject to adjustment following the finalization of the valuation. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date.

Assets acquired:
Current assets	$33,817
Property, plant, and equipment	29,227
Intangible assets	213,500
Goodwill	91,714

Total assets acquired	$368,258

Liabilities assumed:
Current liabilities	$5,412

Total liabilities assumed	$5,412

Net assets acquired	$362,846

Goodwill of  $84.9 million and  $6.8 million was assigned to the U.S. Retail Coffee and the International, Foodservice, and Natural Foods segments, respectively, all of which is deductible for tax purposes.
The purchase price allocated to the identifiable intangible assets acquired is as follows:

Intangible assets with finite lives:
Customer relationships (19-year weighted-average useful life)	$147,800
Trademark (10-year useful life)	1,600
Intangible assets with indefinite lives:
Trademarks	$64,100

Total intangible assets	$213,500

The results of operations of the Rowland Coffee business are included in the Company’s consolidated financial statements from the date of acquisition and include  $23.2 million of net sales and  $1.7 million of total segment profit included in the U.S. Retail Coffee and International, Foodservice, and Natural Foods segment financial results for the three months ended July 31, 2011. Had the acquisition occurred on May 1, 2010, there would not have been a material impact to consolidated results for the three months ended July 31, 2010.

Note C: Folgers Merger
On November 6, 2008, the Company merged The Folgers Coffee Company (“Folgers”), previously a subsidiary of The Procter & Gamble Company (“P&G”), with a wholly-owned subsidiary of the Company. Under the terms of the agreement, P&G distributed the Folgers common shares to electing P&G shareholders in a tax-free transaction, which was immediately followed by the conversion of Folgers common stock into Company common shares. As a result of the merger, Folgers became a wholly-owned subsidiary of the Company. In the merger, P&G shareholders received approximately 63.2 million common shares of the Company valued at approximately  $3,366.4 million. The aggregate purchase price was approximately  $3,735.8 million. The transaction with Folgers, a leading producer of retail packaged coffee products in the U.S., is consistent with the Company’s strategy to own and market number one brands in North America.
The Folgers purchase price was allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of the merger. The Company determined the estimated fair values based on independent appraisals, discounted cash flow analyses, quoted market prices, and estimates made by management. The purchase price exceeded the estimated fair value of the net identifiable tangible and intangible assets acquired and the excess was allocated to goodwill.
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the transaction date.

Assets acquired:
Current assets	$300,781
Property, plant, and equipment	316,851
Intangible assets	2,515,000
Goodwill	1,643,636
Other noncurrent assets	4,278

Total assets acquired	$4,780,546

Liabilities assumed:
Current liabilities	$85,795
Deferred tax liabilities	955,235
Other noncurrent liabilities	3,750

Total liabilities assumed	$1,044,780

Net assets acquired	$3,735,766

Folgers goodwill of  $1,643.6 million was assigned to the U.S. Retail Coffee and International, Foodservice, and Natural Foods segments. Of the total goodwill,  $1,634.3 million is not deductible for tax purposes.
The purchase price allocated to the identifiable intangible assets acquired is as follows:

Intangible assets with finite lives:
Customer and contractual relationships (20-year weighted-average useful life)	$1,089,000
Technology (14-year weighted-average useful life)	133,000
Intangible assets with indefinite lives	1,293,000

Total intangible assets	$2,515,000

The results of operations of the Folgers business are included in the Company’s consolidated financial statements from the date of the transaction. Had the transaction occurred on May 1, 2008, unaudited, pro forma consolidated results for the year ended April 30, 2009, would have been as follows:

Year Ended April 30, 2009

Net sales	$4,684,746
Net income	359,979
Net income per common share — assuming dilution	3.04

The unaudited, pro forma consolidated results are based on the Company’s historical financial statements and those of the Folgers business and do not necessarily indicate the results of operations that would have resulted had the merger been completed at the beginning of the applicable period presented. The unaudited, pro forma consolidated results do not give effect to the synergies of the merger and are not indicative of the results of operations in future periods.

Restructuring	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Restructuring [Abstract]
Restructuring
Note D — Restructuring
During calendar 2010, the Company announced its plan to restructure its coffee, fruit spreads, and Canadian pickle and condiments operations as part of its ongoing efforts to enhance the long-term strength and profitability of its leading brands. The initiative is a long-term investment to optimize production capacity and lower the overall cost structure. It includes capital investments for a new state-of-the-art food manufacturing facility in Orrville, Ohio, and consolidation of coffee production in New Orleans, Louisiana. The Company’s pickle and condiments production will be transitioned to third-party manufacturers.
The Company expects to incur restructuring costs of approximately  $235.0 million, of which  $127.2 million has been incurred through July 31, 2011. The balance of the costs is anticipated to be recognized over the next three fiscal years.
Upon completion in 2014, the restructuring plan will result in a reduction of approximately 850 full-time positions and the closing of six of the Company’s facilities — Memphis, Tennessee; Ste.
Marie, Quebec; Sherman, Texas; Kansas City, Missouri; Dunnville, Ontario; and Delhi Township, Ontario. The Sherman facility closed in April 2011.
The following table summarizes the restructuring activity, including the reserves established and the total amount expected to be incurred.

			Site Preparation
	Long-Lived	Employee	and Equipment	Production
	Asset Charges	Separation	Relocation	Start-up	Other Costs	Total

Total expected restructuring charge	$118,000	$60,000	$23,500	$23,000	$10,500	$235,000

Balance at May 1, 2010	$0	$1,089	$0	$0	$0	$1,089
Charge to expense	53,569	36,010	6,192	5,194	992	101,957
Cash payments	0	(18,361)	(6,192)	(5,194)	(992)	(30,739)
Noncash utilization	(53,569)	(8,540)	0	0	0	(62,109)

Balance at April 30, 2011	$0	$10,198	$0	$0	$0	$10,198
Charge to expense	9,655	5,785	1,988	1,738	397	19,563
Cash payments	0	(3,505)	(1,988)	(1,738)	(397)	(7,628)
Noncash utilization	(9,655)	(909)	0	0	0	(10,564)

Balance at July 31, 2011	$0	$11,569	$0	$0	$0	$11,569

Remaining expected restructuring charge	$50,906	$17,066	$14,913	$16,052	$8,832	$107,769

Total restructuring charges of  $19,563 and  $27,557 in the three months ended July 31, 2011 and 2010, respectively, were reported in the Condensed Statements of Consolidated Income. Of the total restructuring charges,  $9,666 and  $9,453 were reported in cost of products sold in the three months ended July 31, 2011 and 2010, respectively, while the remaining charges were reported in other restructuring costs. The restructuring costs classified as cost of products sold primarily include long-lived asset charges for accelerated depreciation related to property, plant, and equipment that will be used at the affected production facilities until they are closed or sold.
Expected employee separation costs include severance, retention bonuses, and pension costs. Severance costs and retention bonuses are being recognized over the estimated future service period of the affected employees. The obligation related to employee separation costs is included in other current liabilities in the Condensed Consolidated Balance Sheets. For additional information on the impact of the restructuring plan on defined benefit pension and other postretirement benefit plans, see Note J — Pensions and Other Postretirement Benefits.
Other costs include professional fees, costs related to closing the facilities, and miscellaneous expenditures associated with the Company’s restructuring initiative and are expensed as incurred.

Note D: Restructuring
During 2010, the Company announced its plan to restructure certain operations as part of its ongoing efforts to enhance the long-term strength and profitability of its leading brands. The initiative is a long-term investment to optimize production capacity and lower the overall cost structure and includes capital investments for a new state-of-the-art food manufacturing facility in Orrville, Ohio, and consolidation of coffee production in New Orleans, Louisiana. The Company expects to incur restructuring costs of approximately  $190.0 million related to this plan.
In 2011, the Company expanded its restructuring plan and committed to an initiative to improve the overall cost structure of its Canadian pickle and condiments operations by transitioning production to third-party manufacturers in the U.S. The Company expects to incur additional restructuring costs of approximately  $45.0 million related to this initiative.
The Company expects total restructuring costs of approximately  $235.0 million, of which  $107.7 million has been incurred through April 30, 2011. The balance of the costs is anticipated to be recognized over the next three fiscal years.
Upon completion, the restructuring will result in a reduction of approximately 850 full-time positions and the closing of six of the Company’s facilities — Memphis, Tennessee; Ste. Marie, Quebec; Sherman, Texas; Kansas City, Missouri; Dunnville, Ontario; and Delhi Township, Ontario. The Sherman facility closed in April 2011.
The following table summarizes the restructuring activity, including the reserves established and the total amount expected to be incurred.

			Site Preparation
	Long-Lived	Employee	and Equipment	Production
	Asset Charges	Separation	Relocation	Start-up	Other Costs	Total

Total expected restructuring charge	$118,000	$60,000	$23,500	$23,000	$10,500	$235,000

Balance at May 1, 2009	$0	$0	$0	$0	$0	$0
Charge to expense	3,870	1,139	407	16	279	5,711
Cash payments	0	(50)	(407)	(16)	(279)	(752)
Noncash utilization	(3,870)	0	0	0	0	(3,870)

Balance at April 30, 2010	$0	$1,089	$0	$0	$0	$1,089
Charge to expense	53,569	36,010	6,192	5,194	992	101,957
Cash payments	0	(18,361)	(6,192)	(5,194)	(992)	(30,739)
Noncash utilization	(53,569)	(8,540)	0	0	0	(62,109)

Balance at April 30, 2011	$0	$10,198	$0	$0	$0	$10,198

Remaining expected restructuring charge	$60,561	$22,851	$16,901	$17,790	$9,229	$127,332

Total restructuring charges of  $102.0 million and  $5.7 million in 2011 and 2010, respectively, were reported in the Statements of Consolidated Income. Of the total restructuring charges,  $54.1 million and  $3.9 million were reported in cost of products sold in 2011 and 2010, respectively, while the remaining charges were reported in other restructuring costs. The restructuring costs classified as cost of products sold primarily include long-lived asset charges for accelerated depreciation related to property, plant, and equipment that will be used at the affected production facilities until they are closed or sold.
Expected employee separation costs include severance, retention bonuses, and pension costs. Severance costs and retention bonuses are being recognized over the estimated future service period of the affected employees. The obligation related to employee separation costs is included in other current liabilities in the Consolidated Balance Sheets. For additional information on the impact of the restructuring plan on defined benefit pension and other postretirement benefit plans, see Note H: Pensions and Other Postretirement Benefits.
Other costs include professional fees, costs related to closing the facilities, and miscellaneous expenditures associated with the Company’s restructuring initiative and are expensed as incurred.
The Company incurred total restructuring costs of approximately  $10.2 million in 2009, related to a separate restructuring program completed in 2009, consisting primarily of a  $9.1 million noncash defined benefit pension settlement charge.

Reportable Segments	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Reportable Segments [Abstract]
Reportable Segments
Note G — Reportable Segments
The Company operates in one industry: the manufacturing and marketing of food products. Effective May 1, 2011, the Company’s reportable segments have been modified to align segment financial results with the responsibilities of segment management, consistent with the executive appointments announced in March 2011. As a result, the Company now presents the following three reportable segments: U.S. Retail Coffee, U.S. Retail Consumer Foods, and International, Foodservice, and Natural Foods. The U.S. Retail Coffee segment primarily represents the domestic sales of Folgers®, Dunkin’ Donuts®, Millstone®, Café Bustelo®, and Café PilonTM branded coffee to retail customers; the U.S. Retail Consumer Foods segment primarily includes domestic sales of Smucker’s®, Crisco®, Jif®, Pillsbury®, Eagle Brand®, Hungry Jack®, and Martha White® branded products; and the International, Foodservice, and Natural Foods segment is comprised of products distributed domestically and in foreign countries through retail channels, foodservice distributors and operators (e.g., restaurants, schools and universities, health care operators), and health and natural foods stores and distributors.
Also effective May 1, 2011, certain specialty brands which were previously included in the U.S. Retail Consumer Foods segment are included in the International, Foodservice, and Natural Foods segment (“product realignments”). Segment performance for 2011 has been reclassified for these product realignments and the organizational changes described above.
The following table sets forth reportable segment information.

	Three Months Ended
	July 31,

	2011	2010

Net sales:
U.S. Retail Coffee	$500,109	$393,570
U.S. Retail Consumer Foods	459,500	448,522
International, Foodservice, and Natural Foods	229,274	205,220

Total net sales	$1,188,883	$1,047,312

Segment profit:
U.S. Retail Coffee	$139,711	$111,882
U.S. Retail Consumer Foods	79,019	93,355
International, Foodservice, and Natural Foods	38,545	35,521

Total segment profit	$257,275	$240,758

Interest income	302	433
Interest expense	(15,422)	(16,539)
Share-based compensation expense	(5,151)	(4,340)
Cost of products sold — restructuring	(9,666)	(9,453)
Cost of products sold — merger and integration	(760)	—
Other restructuring costs	(9,897)	(18,104)
Other merger and integration costs	(4,685)	(2,656)
Corporate administrative expenses	(46,413)	(41,038)
Other income — net	1,243	693

Income before income taxes	$166,826	$149,754

Note E: Reportable Segments
The Company operates in one industry: the manufacturing and marketing of food products. The Company’s reportable segments have been modified to align segment financial results with the responsibilities of segment management, consistent with the executive appointments announced in March 2011. As a result, the Company now presents the following three reportable segments: U.S. Retail Coffee, U.S. Retail Consumer Foods, and International, Foodservice, and Natural Foods. The new U.S. Retail Consumer Foods reportable segment is a combination of the former U.S. Retail Consumer and U.S. Retail Oils and Baking reportable segments, and the Special Markets segment has been renamed International, Foodservice, and Natural Foods. The U.S. Retail Coffee segment represents the domestic sales of Folgers, Dunkin’ Donuts, and Millstone branded coffee to retail customers; the U.S. Retail Consumer Foods segment primarily includes domestic sales of Smucker’s, Crisco, Jif, Pillsbury, Eagle Brand, Hungry Jack, and Martha White branded products; and the International, Foodservice, and Natural Foods segment is comprised of products distributed domestically and in foreign countries through retail channels, foodservice distributors and operators (e.g., restaurants, schools and universities, health care operators), and health and natural foods stores and distributors.
In addition, certain specialty brands which were previously included in the U.S. Retail Consumer Foods segment are included in the International, Foodservice, and Natural Foods segment (“product realignments”). Segment performance for 2011, 2010, and 2009 has been reclassified for these product realignments and the organizational changes described above.
The calculation of segment profit was modified at the beginning of 2011 to include intangible asset amortization and impairment charges related to segment assets, along with certain other items in each of the segments. These items were previously considered corporate expenses and were not allocated to the segments. This change more accurately aligns the segment financial results with the responsibilities of segment management, most notably in the area of intangible assets. Segment profit for 2010 and 2009 has been presented to be consistent with the current methodology.
The following table sets forth reportable segment and geographical information.

	Year Ended April 30,

	2011	2010	2009

Net sales:
U.S. Retail Coffee	$1,930,869	$1,700,458	$855,571
U.S. Retail Consumer Foods	1,953,043	2,004,700	2,072,532
International, Foodservice, and Natural Foods	941,831	900,131	829,830

Total net sales	$4,825,743	$4,605,289	$3,757,933

Segment profit:
U.S. Retail Coffee	$536,133	$484,006	$211,113
U.S. Retail Consumer Foods	406,455	407,721	361,171
International, Foodservice, and Natural Foods	159,580	140,404	110,242

Total segment profit	$1,102,168	$1,032,131	$682,526

Interest income	2,512	2,793	6,993
Interest expense	(69,594)	(65,187)	(62,478)
Share-based compensation expense	(19,896)	(20,687)	(14,043)
Merger and integration costs	(11,194)	(33,692)	(72,666)
Cost of products sold — restructuring	(54,089)	(3,870)	0
Other restructuring costs	(47,868)	(1,841)	(10,229)
Corporate administrative expenses	(184,849)	(181,132)	(133,313)
Other (expense) income — net	(26)	2,238	(725)

Income before income taxes	$717,164	$730,753	$396,065

Net sales:
Domestic	$4,358,091	$4,167,042	$3,353,362
International:
Canada	$409,710	$385,870	$356,300
All other international	57,942	52,377	48,271

Total international	$467,652	$438,247	$404,571

Total net sales	$4,825,743	$4,605,289	$3,757,933

Assets:
Domestic	$7,912,311	$7,591,931	$7,670,192
International:
Canada	$406,576	$376,788	$514,993
All other international	5,698	6,134	6,976

Total international	$412,274	$382,922	$521,969

Total assets	$8,324,585	$7,974,853	$8,192,161

Long-lived assets:
Domestic	$6,502,749	$6,543,440	$6,406,085
International:
Canada	$184,624	$207,517	$386,948
All other international	213	266	237

Total international	$184,837	$207,783	$387,185

Total long-lived assets	$6,687,586	$6,751,223	$6,793,270
d
Segment profit represents revenue less direct and allocable operating expenses.
The following table presents product sales information.

	Year Ended April 30,

	2011	2010	2009

Coffee	44%	40%	25%
Peanut butter	12	12	14
Fruit spreads	8	8	9
Shortening and oils	7	8	11
Baking mixes and frostings	6	6	8
Canned milk	5	5	7
Flour and baking ingredients	5	5	7
Portion control	3	3	4
Juices and beverages	3	3	3
Uncrustables frozen sandwiches	2	3	3
Toppings and syrups	2	2	3
Other	3	5	6

Total product sales	100%	100%	100%

Earnings per Share	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Earnings per Share [Abstract]
Earnings per Share
Note I — Earnings per Share
The following tables set forth the computation of net income per common share and net income per common share — assuming dilution.

	Three Months Ended July 31,

	2011	2010

Computation of net income per share:
Net income	$111,523	$102,881
Net income allocated to participating securities	1,127	987

Net income allocated to common shareholders	$110,396	$101,894

Weighted-average common shares outstanding	113,122,789	118,156,815

Net income per common share	$0.98	$0.86

	Three Months Ended July 31,

	2011	2010

Computation of net income per share — assuming dilution:
Net income	$111,523	$102,881
Net income allocated to participating securities	1,127	986

Net income allocated to common shareholders	$110,396	$101,895

Weighted-average common shares outstanding	113,122,789	118,156,815
Dilutive effect of stock options	57,637	139,564

Weighted-average common shares outstanding — assuming dilution	113,180,426	118,296,379

Net income per common share — assuming dilution	$0.98	$0.86

The following table reconciles the weighted-average common shares used in the basic and diluted earnings per share disclosures to the total weighted-average shares outstanding.

	Three Months Ended July 31,

	2011	2010

Weighted-average common shares outstanding	113,122,789	118,156,815
Weighted-average participating shares outstanding	1,154,758	1,144,111

Total weighted-average shares outstanding	114,277,547	119,300,926
Dilutive effect of stock options	57,637	139,564

Total weighted-average shares outstanding — assuming dilution	114,335,184	119,440,490

Note F: Earnings per Share
In 2010, the Company adopted the two-class method of computing earnings per share as required by FASB ASC 260, Earnings Per Share. FASB ASC 260 provides that unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents, whether paid or unpaid, are participating securities and are to be included in the computation of earnings per share under the two-class method described in FASB ASC 260. The Company’s unvested restricted shares contain rights to receive nonforfeitable dividends and are participating securities. All presented prior period earnings per share data has been adjusted to retrospectively reflect the application of the two-class method. The conversion to the two-class method resulted in a reduction of net income per common share and net income per common share — assuming dilution for the year ended April 30, 2009, of  $0.03 and  $0.01 per share, respectively.
The following table sets forth the computation of net income per common share and net income per common share - assuming dilution.

	Year Ended April 30,

	2011	2010	2009

Computation of net income per share:
Net income	$479,482	$494,138	$265,953
Net income allocated to participating securities	4,692	4,321	1,944

Net income allocated to common stockholders	$474,790	$489,817	$264,009

Weighted-average common shares outstanding	117,009,362	117,911,160	84,823,849

Net income per common share	$4.06	$4.15	$3.11

Computation of net income per share — assuming dilution:
Net income	$479,482	$494,138	$265,953
Net income allocated to participating securities	4,690	4,318	1,947

Net income allocated to common stockholders	$474,792	$489,820	$264,006

Weighted-average common shares outstanding	117,009,362	117,911,160	84,823,849
Dilutive effect of stock options	110,335	130,011	98,938

Weighted-average common shares outstanding — assuming dilution	117,119,697	118,041,171	84,922,787

Net income per common share — assuming dilution	$4.05	$4.15	$3.11

The following table reconciles the weighted-average common shares used in the basic and diluted earnings per share disclosures to the total weighted-average shares outstanding.

	Year Ended April 30,

	2011	2010	2009

Weighted-average common shares outstanding	117,009,362	117,911,160	84,823,849
Weighted-average participating shares outstanding	1,156,389	1,040,274	624,743

Weighted-average shares outstanding	118,165,751	118,951,434	85,448,592
Dilutive effect of stock options	110,335	130,011	98,938

Weighted-average shares outstanding — assuming dilution	118,276,086	119,081,445	85,547,530

Goodwill and Other Intangible Assets	12 Months Ended
Apr. 30, 2011
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets
Note G: Goodwill and Other Intangible Assets
A summary of changes in the Company’s goodwill during the years ended April 30, 2011 and 2010, by reportable segment is as follows:

			International,
		U.S. Retail	Foodservice,
	U.S. Retail	Consumer	and Natural
	Coffee	Foods	Foods	Total

Balance at May 1, 2009	$1,629,873	$1,030,523	$130,995	$2,791,391
Acquisitions	5,540	289	265	6,094
Foreign currency translation adjustments	0	3,583	6,662	10,245

Balance at April 30, 2010	$1,635,413	$1,034,395	$137,922	$2,807,730
Foreign currency translation adjustments	(47)	1,772	3,291	5,016

Balance at April 30, 2011	$1,635,366	$1,036,167	$141,213	$2,812,746

The Company’s other intangible assets and related accumulated amortization and impairment charges are as follows:

		April 30, 2011			April 30, 2010

		Accumulated			Accumulated
		Amortization /			Amortization /
	Acquisition	Impairment		Acquisition	Impairment
	Cost	Charges	Net	Cost	Charges	Net

Finite-lived intangible assets subject to amortization:
Customer and contractual relationships	$1,180,000	$168,125	$1,011,875	$1,180,000	$95,722	$1,084,278
Patents and technology	134,970	25,980	108,990	134,970	15,874	119,096
Trademarks	35,153	6,652	28,501	29,222	3,491	25,731

Total intangible assets subject to amortization	$1,350,123	$200,757	$1,149,366	$1,344,192	$115,087	$1,229,105

Indefinite-lived intangible assets not subject to amortization:
Trademarks	$1,799,862	$9,218	$1,790,644	$1,805,793	$8,383	$1,797,410

Total other intangible assets	$3,149,985	$209,975	$2,940,010	$3,149,985	$123,470	$3,026,515

Amortization expense for finite-lived intangible assets was  $73,438,  $72,417, and  $38,094 in 2011, 2010, and 2009, respectively. The weighted-average useful life of the finite-lived intangible assets is 19 years. Based on the amount of intangible assets subject to amortization at April 30, 2011, the estimated amortization expense for each of the succeeding five years is approximately  $73,000.
Pursuant to FASB ASC 350, the Company is required to review goodwill and other indefinite-lived intangible assets at least annually for impairment. The annual impairment review was performed as of February 1, 2011. Goodwill impairment is tested at the reporting unit level which is the Company’s operating segments. Impairment of  $17,599,  $11,658, and  $1,491 was recognized related to certain intangible assets in 2011, 2010, and 2009, respectively.
The majority of the impairment recognized in 2011 was recognized in the third quarter when the Company became aware of a significant future reduction in its Europe’s Best frozen vegetable business with a customer in Canada. This was subsequent to declines in net sales and profit margins of the frozen fruit and vegetable business during 2011. The Company determined that these events constituted a potential indicator of impairment of the Europe’s Best indefinite-lived and finite-lived intangible assets recognized in its International, Foodservice, and Natural Foods segment under FASB ASC 350 and FASB ASC 360, respectively.
The Company determined the estimated fair value of the Europe’s Best indefinite-lived trademark based on an analysis of the projected cash flows for the brand, discounted at a rate developed using a risk-adjusted, weighted-average cost of capital methodology. As a result, an impairment charge of  $3,621 was recognized in 2011 to reduce this trademark to its estimated fair value. During 2010, an impairment charge of  $7,282 was recognized related to the Europe’s Best trademark after the Company became aware of a significant reduction in the frozen fruit business.
The Company determined that the carrying value of the finite-lived customer relationship intangible asset associated with the Europe’s Best business was not recoverable based on the undiscounted projected net cash flows expected to be generated from the asset. The estimated fair value of the customer relationship was then calculated based on a discounted cash flow model which utilized a forecast of future revenues and expenses related to the intangible asset. As a result, an impairment charge of  $13,534 was recognized in 2011 to reduce the carrying value of the customer relationship to its estimated fair value. No additional impairment was recognized related to Europe’s Best as a result of the February 1, 2011, impairment test, and no further indicators of potential impairment have been identified subsequent to that date.

Pensions and Other Postretirement Benefits	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Pensions and Other Postretirement Benefits [Abstract]
Pensions and Other Postretirement Benefits
Note J — Pensions and Other Postretirement Benefits
The components of the Company’s net periodic benefit cost for defined benefit pension and other postretirement benefit plans are shown below.

	Three Months Ended July 31,

	Defined Benefit Pension Plans		Other Postretirement Benefits

	2011	2010	2011	2010

Service cost	$2,062	$1,858	$525	$405
Interest cost	6,523	6,346	780	690
Expected return on plan assets	(6,885)	(6,657)	0	0
Recognized net actuarial loss (gain)	2,201	1,727	(25)	(134)
Termination benefit cost	0	7,462	0	2,413
Curtailment	0	3,910	0	0
Other	300	288	(100)	(122)

Net periodic benefit cost	$4,201	$14,934	$1,180	$3,252

Upon completion of the restructuring plan discussed in Note D — Restructuring, approximately 850 full-time positions will be reduced. The Company has included the estimated impact of the planned reductions in measuring the net periodic benefit cost of the defined benefit pension and other postretirement benefit plans for the three months ended July 31, 2011 and 2010. Included above are charges recognized during the three months ended July 31, 2010, for termination benefits and curtailment as a result of the restructuring plan.

Note H: Pensions and Other Postretirement Benefits
The Company has defined benefit pension plans covering certain domestic and Canadian employees. Benefits are based on the employee’s years of service and compensation. The Company’s plans are funded in conformity with the funding requirements of applicable government regulations.
In addition to providing pension benefits, the Company sponsors several unfunded, defined postretirement plans that provide health care and life insurance benefits to certain retired domestic and Canadian employees. These plans are contributory, with retiree contributions adjusted periodically, and contain other cost-sharing features, such as deductibles and coinsurance. Covered employees generally are eligible for these benefits when they reach age 55 and have attained 10 years of credited service.
Upon completion of the restructuring activity discussed in Note D: Restructuring, approximately 850 full-time positions will be reduced. The Company has included the estimated impact of the planned reductions in measuring the U.S. and Canadian benefit obligation of the pension plans and other postretirement plans at April 30, 2011. As a result, the benefit obligation of the pension plans and other postretirement plans increased by approximately  $10,500 and  $4,200, respectively. Included in the following tables are charges recognized for termination benefits and curtailment as a result of the restructuring plan. In 2012, the Company expects to recognize additional expense of  $1,800 related to a reduction in the expected remaining future service lifetime of certain participants in the Canadian plans. These costs are being recognized over the estimated future service period of the affected participants.
The following table summarizes the components of net periodic benefit cost and the change in accumulated other comprehensive income (loss) related to the defined benefit pension and other postretirement plans.

	Defined Benefit Pension Plans			Other Postretirement Benefits

Year Ended April 30,	2011	2010	2009	2011	2010	2009

Service cost	$7,504	$5,755	$5,871	$1,620	$1,525	$1,892
Interest cost	25,491	24,788	26,263	2,775	2,607	2,540
Expected return on plan assets	(26,848)	(22,894)	(29,905)	0	0	0
Amortization of prior service cost (credit)	1,146	1,362	1,295	(489)	(489)	(489)
Amortization of net actuarial loss (gain)	10,294	6,291	1,360	(536)	(1,043)	(730)
Settlement loss	0	0	9,908	0	0	0
Curtailment	4,095	0	0	0	0	0
Termination benefit cost	8,395	0	0	2,413	0	0

Net periodic benefit cost	$30,077	$15,302	$14,792	$5,783	$2,600	$3,213

Other changes in plan assets and benefit liabilities recognized in accumulated other comprehensive income (loss) before income taxes:
Prior service cost arising during the year	$(359)	$(1,334)	$0	$(925)	$0	$0
Net actuarial (loss) gain arising during the year	(13,533)	(13,713)	(74,195)	(7,769)	(3,248)	4,645
Amortization of prior service cost (credit)	1,146	1,362	1,295	(489)	(489)	(489)
Amortization of net actuarial loss (gain)	10,294	6,291	1,360	(536)	(1,043)	(730)
Curtailment	4,095	0	0	0	0	0
Foreign currency translation	(2,032)	(5,932)	2,517	104	173	(231)
Other adjustments	0	(71)	0	0	0	0

Net change for year	$(389)	$(13,397)	$(69,023)	$(9,615)	$(4,607)	$3,195

Weighted-average assumptions used in determining net periodic benefit costs:
U.S. plans:
Discount rate	5.80%	7.40%	6.60%	5.80%	7.40%	6.60%
Expected return on plan assets	7.50	7.75	7.75	0	0	0
Rate of compensation increase	4.15	3.79	3.84	0	0	0
Canadian plans:
Discount rate	5.30%	5.40%	6.10%	5.30%	5.40%	6.10%
Expected return on plan assets	7.08	7.33	7.25	0	0	0
Rate of compensation increase	4.00	4.00	4.00	0	0	0

The Company uses a measurement date of April 30 to determine defined benefit pension plans and other postretirement benefits’ assets and benefit obligations.
The following table sets forth the combined status of the plans as recognized in the Consolidated Balance Sheets.

			Other
	Defined Benefit Pension Plans		Postretirement Benefits

April 30,	2011	2010	2011	2010

Change in benefit obligation:
Benefit obligation at beginning of the year	$450,728	$362,720	$45,592	$38,182
Service cost	7,504	5,755	1,620	1,525
Interest cost	25,491	24,788	2,775	2,607
Amendments	359	1,334	925	0
Actuarial loss	30,276	64,423	7,769	3,248
Participant contributions	498	410	1,077	988
Benefits paid	(30,502)	(25,296)	(3,674)	(2,577)
Foreign currency translation adjustments	8,446	16,594	1,270	1,602
Curtailment	2,151	0	0	0
Termination benefit cost	8,395	0	2,413	0
Other adjustments	0	0	22	17

Benefit obligation at end of the year	$503,346	$450,728	$59,789	$45,592

Change in plan assets:
Fair value of plan assets at beginning of the year	$367,322	$300,482	$0	$0
Actual return on plan assets	45,743	73,604	0	0
Company contributions	16,779	4,436	2,576	1,572
Participant contributions	498	410	1,077	988
Benefits paid	(30,502)	(25,296)	(3,674)	(2,577)
Foreign currency translation adjustments	7,760	13,756	0	0
Other adjustments	0	(70)	21	17

Fair value of plan assets at end of the year	$407,600	$367,322	$0	$0

Funded status of the plans	$(95,746)	$(83,406)	$(59,789)	$(45,592)

Other noncurrent assets	$2,976	$3,562	$0	$0
Defined benefit pensions	(98,722)	(86,968)	0	0
Postretirement benefits other than pensions	0	0	(59,789)	(45,592)

Net benefit liability	$(95,746)	$(83,406)	$(59,789)	$(45,592)

The following table summarizes amounts recognized in accumulated other comprehensive income (loss) in the Consolidated Balance Sheets, before income taxes.

			Other
	Defined Benefit Pension Plans		Postretirement Benefits

April 30,	2011	2010	2011	2010

Net actuarial (loss) gain	$(134,306)	$(131,489)	$6,683	$14,885
Prior service (cost) credit	(4,809)	(7,237)	2,129	3,542

Total recognized in accumulated other comprehensive income (loss)	$(139,115)	$(138,726)	$8,812	$18,427

During 2012, the Company expects to recognize amortization of net actuarial losses and prior service cost of  $8,973 and  $746, respectively, in net periodic benefit cost.
The following table sets forth the assumptions used in determining the benefit obligations.

	Defined Benefit Pension		Other
	Plans		Postretirement Benefits
April 30,	2011	2010	2011	2010

Weighted-average assumptions used in determining benefit obligation:
U.S. plans:
Discount rate	5.50%	5.80%	5.50%	5.80%
Rate of compensation increase	4.14	4.13	0.00	0.00
Canadian plans:
Discount rate	5.00%	5.30%	5.00%	5.30%
Rate of compensation increase	4.00	4.00	0.00	0.00

For 2012, the assumed health care trend rates are 8.5 percent and 7.0 percent for the U.S. and Canadian plans, respectively. The rate for participants under age 65 is assumed to decrease to 5.0 percent in 2019 and 4.5 percent in 2017 for the U.S. and Canadian plans, respectively. The health care cost trend rate assumption has a significant effect on the amount of the other postretirement benefits obligation and periodic other postretirement benefits cost reported.
A one-percentage point annual change in the assumed health care cost trend rate would have the following effect as of April 30, 2011:

	One-Percentage Point
	Increase	Decrease

Effect on total service and interest cost components	$193	$(138)
Effect on benefit obligation	2,792	(2,455)

The following table sets forth selective information pertaining to the Company’s Canadian pension and other postretirement benefit plans.

	Defined Benefit Pension		Other Postretirement
	Plans		Benefits
Year Ended April 30,	2011	2010	2011	2010

Benefit obligation at end of the year	$123,600	$112,672	$12,898	$11,586
Fair value of plan assets at end of the year	113,814	99,103	0	0

Funded status of the plans	$(9,786)	$(13,569)	$(12,898)	$(11,586)

Service cost	$1,470	$1,112	$34	$62
Interest cost	5,713	5,491	596	632
Expected return on plan assets	(6,912)	(5,988)	0	0
Curtailment	185	0	0	0
Termination benefit cost	933	0	0	0
Company contributions	4,629	1,698	771	665
Participant contributions	498	410	0	0
Benefits paid	(8,595)	(8,238)	(771)	(665)
Actual return on plan assets	10,419	15,649	0	0
Net periodic benefit cost	6,231	2,746	590	694
Amortization of net actuarial loss (gain)	4,836	2,116	(39)	0

The following table sets forth additional information related to the Company’s defined benefit pension plans.

	April 30,
	2011	2010

Accumulated benefit obligation for all pension plans	$468,604	$422,166
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	436,329	290,762
Fair value of plan assets	371,895	225,244
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	473,555	423,270
Fair value of plan assets	374,741	336,454

The Company employs a total return on investment approach for the defined benefit pension plans’ assets. A mix of equity, fixed-income, and alternative investments is used to maximize the long-term rate of return on assets for the level of risk. In determining the expected long-term rate of return on the defined benefit pension plans’ assets, management considers the historical rates of return, the nature of investments, the asset allocation, and expectations of future investment strategies.
The following table summarizes the fair value of the major asset classes for the U.S. and Canadian defined benefit pension plans and the levels within the fair value hierarchy in which the fair value measurements fall.

	Quoted Prices in	Significant	Significant
	Active Markets	Observable	Unobservable
	for Identical	Inputs	Inputs	Fair Value at	Fair Value at
	Assets (Level 1)	(Level 2)	(Level 3)	April 30, 2011	April 30, 2010

Cash and cash equivalents (A)	$6,006	$0	$0	$6,006	$5,048
Equity securities:
U.S. (B)	82,457	18,930	4,777	106,164	96,405
International (C)	40,189	41,808	0	81,997	72,786
Fixed-income securities:
Bonds (D)	65,126	17,610	0	82,736	86,852
Fixed income (E)	45,515	34,544	0	80,059	63,843
Other types of investments:
Hedge funds (F)	0	0	37,451	37,451	33,163
Private equity funds (G)	0	0	13,187	13,187	9,225

Total financial assets measured at fair value	$239,293	$112,892	$55,415	$407,600	$367,322

(A)	This category includes money market holdings classified as Level 1 and valued at fair value.

(B)	This category is invested primarily in a portfolio of common stocks included in the Russell 1000 Index and traded on active exchanges. The Level 1 assets are valued using quoted market prices. The Level 2 assets are funds that consist of equity securities traded on active exchanges. The Level 3 assets are valued at approximate fair value.

(C)	This category is invested primarily in common stocks and other equity securities traded on active exchanges whose issuers are located outside of the U.S. The fund invests primarily in developed countries, but may also invest in emerging markets. The Level 1 assets are valued using quoted market prices. The Level 2 assets are funds that consist of equity securities traded on active exchanges.

(D)	This category seeks to duplicate the return characteristics of high-quality corporate bonds with a duration range of 10 to 13 years. The Level 1 assets are valued using quoted market prices. The Level 2 assets are funds that consist of bonds traded on active exchanges.

(E)	This category is comprised of a core fixed-income fund that invests at least 80 percent of its assets in investment-grade U.S. corporate and government fixed-income securities, including mortgage-backed securities. The Level 1 assets are valued using quoted market prices. The Level 2 assets are funds that consist of fixed-income securities traded on active exchanges.

(F)	This category is comprised of two hedge funds. The funds are classified as Level 3 assets and valued using significant unobservable inputs including the funds’ own assumptions. One of the funds has a one-year lock up which has expired and quarterly liquidity with 65 days notice. The second fund has a two-year lock up on initial and subsequent purchases expiring on December 31, 2011.

(G)	This category is comprised of private equity funds consisting of primary limited partnership interests in corporate finance and venture capital funds. The funds are classified as Level 3 and valued using significant unobservable inputs including the funds’ own assumptions. The funds are not liquid and distributions began in calendar 2010.
The following table presents a rollforward of activity for Level 3 assets between May 1, 2010 and April 30,2011.

	U.S.		Private
	Equity	Hedge	Equity
	Securities	Funds	Funds	Total

Balance at May 1, 2010	$2,391	$33,163	$9,225	$44,779
Actual return on plan assets still held at reporting date	698	1,988	1,750	4,436
Purchases	1,688	2,300	2,212	6,200

Balance at April 30, 2011	$4,777	$37,451	$13,187	$55,415

The Company’s current investment policy is to have approximately 42 percent of assets invested in equity securities, 39 percent in fixed-income securities, and 19 percent in cash and other investments. Included in equity securities were 317,552 of the Company’s common shares at April 30, 2011 and 2010. The market value of these shares was  $23,839 at April 30, 2011. The Company paid dividends of  $521 on these shares during 2011.
The Company expects to contribute approximately  $20 million to the defined benefit pension plans in 2012. The Company expects to make the following benefit payments for the defined benefit pension and other postretirement benefit plans:  $36 million in 2012,  $34 million in each of the years 2013 through 2016, and  $185 million in 2017 through 2021.

Comprehensive Income	3 Months Ended
Jul. 31, 2011
Comprehensive Income [Abstract]
Comprehensive Income
Note K — Comprehensive Income
The following table summarizes the components of comprehensive income.

	Three Months Ended July 31,

	2011	2010

Net income	$111,523	$102,881
Other comprehensive (loss) income:
Foreign currency translation adjustments	(3,321)	(3,608)
Unrealized loss on available-for-sale securities	(206)	(1,397)
Unrealized (loss) gain on cash flow hedging derivatives, net	(12,122)	8,968
Unrealized loss on pension and other postretirement liabilities	0	(300)
Income tax benefit (expense)	4,482	(2,863)

Comprehensive income	$100,356	$103,681

Savings Plans	12 Months Ended
Apr. 30, 2011
Savings Plans [Abstract]
Savings Plans
Note I: Savings Plans
ESOP: The Company sponsors an Employee Stock Ownership Plan and Trust (“ESOP”) for certain domestic, nonrepresented employees. The Company has entered into loan agreements with the Trustee of the ESOP for purchases by the ESOP of the Company’s common shares in amounts not to exceed a total of 1,134,120 unallocated common shares of the Company at any one time. These shares are to be allocated to participants over a period of not less than 20 years.
ESOP loans bear interest at one-half percentage point over prime, are secured by the unallocated shares of the plan, and are payable as a condition of allocating shares to participants. Interest expense incurred on ESOP debt was  $127,  $115, and  $261 in 2011, 2010, and 2009, respectively. A contribution to the plan, representing compensation expense, is made annually in the amount sufficient to fund ESOP debt repayment and was  $614 in 2009. Due to the payment by the Company of a  $5.00 per share one-time special dividend in 2009, no contribution was necessary in 2011 or 2010 to fund ESOP debt repayment. Dividends on unallocated shares are used to reduce expense and were  $262,  $281, and  $1,461 in 2011, 2010, and 2009, respectively. The principal payments received from the ESOP in 2011, 2010, and 2009 were  $735,  $761, and  $649, respectively.
Dividends on allocated shares are credited to participant accounts and are used to purchase additional common shares for participant accounts. Dividends on allocated and unallocated shares are charged to retained income by the Company.
As permitted by FASB ASC 718, Compensation — Retirement Benefits, the Company will continue to recognize future compensation using the cost basis as all shares currently held by the ESOP were acquired prior to 1993. At April 30, 2011, the ESOP held 155,986 unallocated and 856,318 allocated shares. All shares held by the ESOP were considered outstanding in earnings per share calculations for all periods presented.
Defined Contribution Plans: The Company offers employee savings plans for domestic and Canadian employees. The Company’s contributions under these plans are based on a specified percentage of employee contributions. Charges to operations for these plans in 2011, 2010, and 2009 were  $16,440,  $15,625, and  $10,900, respectively.

Share-Based Payments	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Share-Based Payments [Abstract]
Share-Based Payments
Note E — Share-Based Payments
The Company provides for equity-based incentives to be awarded to key employees and non-employee directors. These incentives are administered primarily through the 2010 Equity and Incentive Compensation Plan, and currently consist of restricted shares, restricted stock units, deferred shares, deferred stock units, performance units, and stock options.
The following table summarizes amounts related to share-based payments.

	Three Months Ended
	July 31,

	2011	2010

Share-based compensation expense included in selling, distribution, and administrative expenses	$5,151	$4,340
Share-based compensation expense included in other merger and integration costs	881	988
Share-based compensation expense included in other restructuring costs	43	64

Total share-based compensation expense	$6,075	$5,392

Related income tax benefit	$2,014	$1,688

As of July 31, 2011, total compensation cost related to nonvested share-based awards not yet recognized was approximately  $46,541. The weighted-average period over which this amount is expected to be recognized is approximately 3.6 years.

Note J: Share-Based Payments
The Company provides for equity-based incentives to be awarded to key employees and non-employee directors. Currently, these incentives consist of restricted shares, restricted stock units, deferred shares, deferred stock units, performance units, and stock options. These awards are administered primarily through the 2010 Equity and Incentive Compensation Plan approved by the Company’s shareholders in August 2010. Awards under this plan may be in the form of stock options, stock appreciation rights, restricted shares, restricted stock units (which may also be referred to as deferred stock units), performance shares, performance units, incentive awards, and other share-based awards. Awards under this plan may be granted to the Company’s and its subsidiaries’ non-employee directors, consultants, officers, and other employees. Deferred stock units granted to non-employee directors vest immediately. At April 30, 2011, there were 7,600,347 shares available for future issuance under this plan. As a result of this plan becoming effective in November 2010, no further awards will be made under the previously existing equity compensation plans.
Under the 2010 Equity and Incentive Compensation Plan, the Company has the option to settle share-based awards by issuing common shares from treasury, issuing new Company common shares, or issuing a combination of common shares from treasury and new Company common shares.
Stock Options: The following table is a summary of the Company’s stock option activity and related information.

		Weighted-Average
	Options	Exercise Price

Outstanding at May 1, 2010	711,987	$41.06
Exercised	(515,062)	41.01

Outstanding and exercisable at April 30, 2011	196,925	$41.18

At April 30, 2011, the weighted-average remaining contractual term for stock options outstanding and exercisable was approximately 2.6 years and the aggregate intrinsic value of these stock options was approximately  $6,673.
The total intrinsic value of options exercised during 2011, 2010, and 2009 was approximately  $13,355,  $5,876, and  $2,871, respectively.
Other Equity Awards: The following table is a summary of the Company’s restricted shares, deferred shares, deferred stock units, and performance units.

	Restricted/
	Deferred	Weighted-
	Shares and	Average		Weighted-
	Deferred	Grant Date	Performance	Average
	Stock Units	Fair Value	Units	Fair Value

Outstanding at May 1, 2010	1,078,722	$44.74	190,010	$57.37
Granted	303,863	58.32	125,360	77.53
Converted	190,010	57.37	(190,010)	57.37
Vested	(373,522)	47.33	0	0
Forfeited	(41,807)	49.08	0	0

Outstanding at April 30, 2011	1,157,266	$49.39	125,360	$77.53

The total fair value of equity awards other than stock options vesting in 2011, 2010, and 2009 was approximately  $17,680,  $16,273, and  $11,117, respectively. The weighted-average grant date fair value of restricted shares, deferred shares, deferred stock units, and performance units is the average of the high and the low share price on the date of grant. The following table summarizes the weighted-average grant date fair values of the equity awards granted in 2011, 2010, and 2009.

	Restricted/
	Deferred	Weighted-		Weighted-
	Shares and	Average		Average
	Deferred	Grant Date	Performance	Grant Date
Year Ended April 30,	Stock Units	Fair Value	Units	Fair Value

2011	303,863	$58.32	125,360	$77.53
2010	504,580	44.63	190,010	57.37
2009	570,359	42.29	114,440	43.44

The performance units column represents the number of restricted shares received by certain executive officers, subsequent to year end, upon conversion of the performance units earned during the year. Restricted stock generally vests four years from the date of grant or upon the attainment of a defined age and years of service.

Debt and Financing Arrangements	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Debt and Financing Arrangements [Abstract]
Debt and Financing Arrangements
Note H — Debt and Financing Arrangements
Long-term debt consists of the following:

	July 31, 2011	April 30, 2011

4.78% Senior Notes due June 1, 2014	$100,000	$100,000
6.12% Senior Notes due November 1, 2015	24,000	24,000
6.63% Senior Notes due November 1, 2018	394,489	380,039
5.55% Senior Notes due April 1, 2022	400,000	400,000
4.50% Senior Notes due June 1, 2025	400,000	400,000

Total long-term debt	$1,318,489	$1,304,039

In 2011, the Company entered into an interest rate swap on the 6.63 percent Senior Notes due November 1, 2018. The notional amount was  $376.0 million, converting the Senior Notes from a fixed to a variable-rate basis until maturity. The interest rate swap was designated as a fair value hedge of the underlying debt obligation. The fair value adjustment of the interest rate swap at July 31, 2011 and April 30, 2011, was  $18.5 million and  $4.0 million, respectively, and was recorded as an increase in the long-term debt balance.
Subsequent to July 31, 2011, the Company terminated its interest rate swap agreement prior to maturity. As a result of the early termination, the Company received  $27.0 million in cash, which included  $2.8 million of interest receivable, and will realize a  $24.2 million reduction of future interest expense through November 1, 2018. For additional information, see Note M — Derivative Financial Instruments.
All of the Company’s Senior Notes are unsecured and interest is paid semiannually. Scheduled payments are required on the 5.55 percent Senior Notes, the first of which is  $50.0 million on April 1, 2013, and on the 4.50 percent Senior Notes, the first of which is  $100.0 million on June 1, 2020.
On July 29, 2011, the Company entered into a second amended and restated credit agreement with a group of ten banks. The credit facility, which amends and restates in its entirety the  $600.0 million credit agreement dated as of January 31, 2011, provides for an unsecured revolving credit line of  $1.0 billion and matures July 29, 2016. The Company’s borrowings under the credit facility will bear interest based on prevailing U.S. Prime Rate, Canadian Base Rate, London Interbank Offered Rate, or Canadian Dealer Offered Rate, as determined by the Company. Interest is payable either on a quarterly basis or at the end of the borrowing term. At July 31, 2011, the Company had an outstanding balance of  $306.7 million under the revolving credit facility at a weighted average interest rate of 1.52 percent. Subsequent to July 31, 2011, the Company borrowed additional funds, bringing the total outstanding balance under the revolving credit facility to  $480.0 million at August 31, 2011, at a weighted average interest rate of 1.42 percent.
The Company’s debt instruments contain certain financial covenant restrictions including consolidated net worth, a leverage ratio, and an interest coverage ratio. The Company is in compliance with all covenants.

Note K: Debt and Financing Arrangements
Long-term debt consists of the following:

	April 30,
	2011	2010

7.94% Series C Senior Notes due September 1, 2010	$0	$10,000
4.78% Senior Notes due June 1, 2014	100,000	100,000
6.12% Senior Notes due November 1, 2015	24,000	24,000
6.63% Senior Notes due November 1, 2018	380,039	376,000
5.55% Senior Notes due April 1, 2022	400,000	400,000
4.50% Senior Notes due June 1, 2025	400,000	0

Total long-term debt	$1,304,039	$910,000
Current portion of long-term debt	0	10,000

Total long-term debt, less current portion	$1,304,039	$900,000

On June 15, 2010, the Company issued  $400.0 million of 4.50 percent Senior Notes with a final maturity on June 1, 2025. The Senior Notes have a 12-year average maturity. Proceeds from the Senior Notes issuance were used for general corporate purposes. On September 1, 2010, the Company repaid the  $10.0 million of 7.94 percent Series C Senior Notes utilizing cash on hand.
In the fourth quarter of 2011, the Company entered into an interest rate swap on the 6.63 percent Senior Notes due November 1, 2018. The notional amount was  $376.0 million, converting the Senior Notes from a fixed to a variable-rate basis until maturity. The interest rate swap was designated as a fair value hedge of the underlying debt obligation. The fair value adjustment of the interest rate swap at April 30, 2011, was  $4.0 million and was recorded as an increase in the long-term debt balance. For additional information, see Note M: Derivative Financial Instruments.
All of the Company’s Senior Notes are unsecured and interest is paid semiannually. Scheduled payments are required on the 5.55 percent Senior Notes, the first of which is  $50.0 million on April 1, 2013, and on the 4.50 percent Senior Notes, the first of which is  $100.0 million on June 1, 2020.
Interest paid totaled  $62,075,  $76,461, and  $52,918 in 2011, 2010, and 2009, respectively. This differs from interest expense due to the timing of payments, amortization of the fair value adjustment on the 6.60 percent Senior Notes prior to maturity, amortization of debt issuance costs, and interest capitalized.
On January 31, 2011, the Company’s  $180.0 million revolving credit facility matured and the Company entered into an amended and restated credit agreement with a group of six banks. The credit facility, which amends and restates in its entirety the  $400.0 million credit agreement dated as of October 29, 2009, provides for an unsecured revolving credit line of  $600.0 million and matures January 31, 2016. The Company’s borrowings under the credit facility will bear interest based on prevailing U.S. Prime Rate, Canadian Base Rate, London Interbank Offered Rate, or Canadian Dealer Offered Rate, as determined by the Company. Interest is payable either on a quarterly basis or at the end of the borrowing term. At April 30, 2011, the Company did not have a balance outstanding under the revolving credit facility. Subsequent to year end, the Company borrowed  $240.0 million under its revolving credit facility for general corporate purposes, including the Rowland Coffee acquisition. For additional information, see Note B: Subsequent Event — Rowland Coffee Acquisition. At April 30, 2011, the Company had standby letters of credit of approximately  $7.1 million outstanding.
The Company’s debt instruments contain certain financial covenant restrictions including consolidated net worth, leverage ratios, and an interest coverage ratio. The Company is in compliance with all covenants.

Contingencies	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Contingencies [Abstract]
Contingencies
Note L —Contingencies
The Company, like other food manufacturers, is from time to time subject to various administrative, regulatory, and other legal proceedings arising in the ordinary course of business. The Company is a defendant in a variety of legal proceedings. The Company cannot predict with certainty the ultimate results of these proceedings or reasonably determine a range of potential loss. The Company’s policy is to accrue costs for contingent liabilities when such liabilities are probable and amounts can be reasonably estimated. Based on the information known to date, the Company does not believe the final outcome of these proceedings will have a material adverse effect on the Company’s financial position, results of operations, or cash flows.

Note L: Contingencies
The Company, like other food manufacturers, is from time to time subject to various administrative, regulatory, and other legal proceedings arising in the ordinary course of business. The Company is a defendant in a variety of legal proceedings. The Company cannot predict with certainty the results of these proceedings or reasonably determine a range of potential loss. The Company’s policy is to accrue costs for contingent liabilities when such liabilities are probable and amounts can be reasonably estimated. Based on the information known to date, the Company does not believe the final outcome of these proceedings will have a material adverse effect on the Company’s financial position, results of operations, or cash flows.

Derivative Financial Instruments	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
Note M — Derivative Financial Instruments
The Company is exposed to market risks, such as changes in commodity prices, foreign currency exchange rates, and interest rates. To manage the volatility relating to these exposures, the Company enters into various derivative transactions. By policy, the Company historically has not entered into derivative financial instruments for trading purposes or for speculation.
Commodity Price Management. The Company enters into commodity futures and options contracts to manage the price volatility and reduce the variability of future cash flows related to anticipated inventory purchases of green coffee, edible oils, flour, milk, corn, and corn sweetener. The Company also enters into commodity futures and options contracts to manage price risk for energy input costs, including natural gas and diesel fuel. The derivative instruments generally have maturities of less than one year.
Certain of the derivative instruments associated with the Company’s U.S. Retail Consumer Foods and U.S. Retail Coffee segments meet the hedge criteria and are accounted for as cash flow hedges. The mark-to-market gains or losses on qualifying hedges are deferred and included as a component of accumulated other comprehensive (loss) income to the extent effective, and reclassified to cost of products sold in the period during which the hedged transaction affects earnings. Cash flows related to qualifying hedges are classified consistently with the cash flows from the hedged item in the Condensed Statements of Consolidated Cash Flows. In order to qualify as a hedge of commodity price risk, it must be demonstrated that the changes in the fair value of the commodity’s futures contracts are highly effective in hedging price risks associated with the commodity purchased. Hedge effectiveness is measured and assessed at inception and on a monthly basis. The mark-to-market gains or losses on nonqualifying and ineffective portions of commodity hedges are recognized in cost of products sold immediately.
Foreign Currency Exchange Rate Hedging. The Company utilizes foreign currency forwards and options contracts to manage the effect of foreign currency exchange fluctuations on future cash payments primarily related to purchases of certain raw materials, finished goods, and fixed assets. The contracts generally have maturities of less than one year. At the inception of the contract, the derivative is evaluated and documented for hedge accounting treatment. Instruments currently used to manage foreign currency exchange exposures do not meet the requirements for hedge accounting treatment and the change in value of these instruments is immediately recognized in cost of products sold. If the contract qualifies for hedge accounting treatment, to the extent the hedge is deemed effective, the associated mark-to-market gains and losses are deferred and included as a component of accumulated other comprehensive (loss) income. These gains or losses are reclassified to earnings in the period the contract is executed. The ineffective portion of these contracts is immediately recognized in earnings.
Interest Rate Hedging. The Company utilizes derivative instruments to manage changes in the fair value of its debt. Interest rate swaps mitigate the risk associated with the underlying hedged item. At the inception of the contract, the instrument is evaluated and documented for hedge accounting treatment. The Company’s interest rate swap met the criteria to be designated as a fair value hedge. The Company receives a fixed rate and pays variable rates, hedging the underlying debt and the associated changes in the fair value of the debt. The interest rate swap is recognized at fair value in the Condensed Consolidated Balance Sheets, and changes in the fair value are recognized in interest expense. Gains and losses recognized in interest expense on the instrument have no net impact to earnings as the change in the fair value of the derivative is equal to the change in fair value of the underlying debt.
Subsequent to July 31, 2011, the Company terminated its interest rate swap agreement prior to maturity. For additional information, see Note H — Debt and Financing Arrangements.
The following table sets forth the fair value of derivative instruments recognized in the Condensed Consolidated Balance Sheets.

	July 31, 2011			April 30, 2011
	Other	Other	Other	Other	Other	Other
	Current	Noncurrent	Current	Current	Current	Noncurrent
	Assets	Assets	Liabilities	Assets	Liabilities	Liabilities

Derivatives designated as hedging
instruments:
Commodity contracts	$914	$0	$598	$3,408	$0	$0
Interest rate contract	7,919	10,569	0	5,423	0	1,384

Total derivatives designated as hedging instruments	$8,833	$10,569	$598	$8,831	$0	$1,384

Derivatives not designated as hedging
instruments:
Commodity contracts	$13,092	$0	$4,181	$9,887	$5,432	$0
Foreign currency exchange contracts	186	29	1,963	317	3,204	0

Total derivatives not designated as hedging instruments	$13,278	$29	$6,144	$10,204	$8,636	$0

Total derivatives instruments	$22,111	$10,598	$6,742	$19,035	$8,636	$1,384

The Company has elected to not offset fair value amounts recognized for commodity derivative instruments and its cash margin accounts executed with the same counterparty. The Company maintained cash margin accounts of  $4,077 and  $12,292 at July 31, 2011 and April 30, 2011, respectively, that are included in other current assets in the Condensed Consolidated Balance Sheets.
The following table presents information on gains and losses recognized on derivatives designated as cash flow hedges, all of which hedge commodity price risk.

	Three Months Ended July 31,
	2011	2010

(Losses) gains recognized in other comprehensive (loss) income (effective portion)	$(6,014)	$8,931
Gains (losses) reclassified from accumulated other comprehensive (loss) income to cost of products sold (effective portion)	6,108	(37)

Change in accumulated other comprehensive (loss) income	$(12,122)	$8,968

(Losses) gains recognized in cost of products sold (ineffective portion)	$(121)	$171

Included as a component of accumulated other comprehensive (loss) income at July 31, 2011 and April 30, 2011, were deferred pre-tax losses of  $2,692 and deferred pre-tax gains of  $9,430, respectively. The related tax impact recognized in accumulated other comprehensive (loss) income was  $979 and  $3,430 at July 31, 2011 and April 30, 2011, respectively. The entire amount of the deferred loss included in accumulated other comprehensive loss at July 31, 2011, is expected to be recognized in earnings within one year as the related commodity is sold.
The following table presents the net realized and unrealized gains recognized in cost of products sold on derivatives not designated as qualified hedging instruments.

	Three Months Ended
	July 31,
	2011	2010

Gains on commodity contracts	$13,697	$4,393
Gains on foreign currency exchange contracts	85	477

Gains recognized in cost of products sold (derivatives not designated as hedging instruments)	$13,782	$4,870

The following table presents the gross contract notional value of outstanding derivative contracts.

	July 31, 2011	April 30, 2011

Commodity contracts	$965,726	$869,107
Foreign currency exchange contracts	100,602	73,158
Interest rate contract	376,000	376,000

Note M: Derivative Financial Instruments
The Company is exposed to market risks, such as changes in commodity prices, foreign currency exchange rates, and interest rates. To manage the volatility relating to these exposures, the Company enters into various derivative transactions. By policy, the Company historically has not entered into derivative financial instruments for trading purposes or for speculation.
Commodity Price Management: The Company enters into commodity futures and options contracts to manage the price volatility and reduce the variability of future cash flows related to anticipated inventory purchases of green coffee, edible oils, flour, milk, corn, and corn sweetener. The Company also enters into commodity futures and options contracts to manage price risk for energy input costs, including natural gas and diesel fuel. The derivative instruments generally have maturities of less than one year.
Certain of the derivative instruments associated with the Company’s U.S. Retail Coffee and U.S. Retail Consumer Foods segments meet the hedge criteria according to FASB ASC 815 and are accounted for as cash flow hedges. The mark-to-market gains or losses on qualifying hedges are deferred and included as a component of accumulated other comprehensive income (loss) to the extent effective, and reclassified to cost of products sold in the period during which the hedged transaction affects earnings. Cash flows related to qualifying hedges are classified consistently with the cash flows from the hedged item in the Statements of Consolidated Cash Flows. In order to qualify as a hedge of commodity price risk, it must be demonstrated that the changes in the fair value of the commodity’s futures contracts are highly effective in hedging price risks associated with the commodity purchased. Hedge effectiveness is measured at inception and on a monthly basis.
The mark-to-market gains or losses on nonqualifying and ineffective portions of hedges are recognized in cost of products sold immediately.
Foreign Currency Exchange Rate Hedging: The Company utilizes foreign currency forwards and options contracts to manage the effect of foreign currency exchange fluctuations on future cash payments primarily related to purchases of certain raw materials, finished goods, and fixed assets. The contracts generally have maturities of less than one year. At the inception of the contract, the derivative is evaluated and documented for hedge accounting treatment. Instruments currently used to manage foreign currency exchange exposures do not meet the requirements for hedge accounting treatment and the change in value of these instruments is immediately recognized in cost of products sold. If the contract qualifies for hedge accounting treatment, to the extent the hedge is deemed effective, the associated mark-to-market gains and losses are deferred and included as a component of accumulated other comprehensive income (loss). These gains or losses are reclassified to earnings in the period the contract is executed. The ineffective portion of these contracts is immediately recognized in earnings.
Interest Rate Hedging: The Company utilizes derivative instruments to manage changes in the fair value of its debt. Interest rate swaps mitigate the risk associated with the underlying hedged item. At the inception of the contract, the instrument is evaluated and documented for hedge accounting treatment. The Company’s interest rate swap met the criteria to be designated as a fair value hedge. The Company receives a fixed rate and pays variable rates, hedging the underlying debt and the associated changes in the fair value of the debt. The interest rate swap is recognized at fair value in the Consolidated Balance Sheet at April 30, 2011, and changes in the fair value are recognized in interest expense. Gains and losses recognized in interest expense on the instrument have no net impact to earnings as the change in the fair value of the derivative is equal to the change in fair value of the underlying debt.
The following table sets forth the fair value of derivative instruments as recognized in the Consolidated Balance Sheets at April 30, 2011 and 2010.

	April 30, 2011			April 30, 2010
	Other	Other	Other	Other	Other
	Current	Current	Noncurrent	Current	Current
	Assets	Liabilities	Liabilities	Assets	Liabilities

Derivatives designated as hedging instruments:
Commodity contracts	$3,408	$0	$0	$1,874	$9
Interest rate contract	5,423	0	1,384	0	0

Total derivatives designated as hedging instruments	$8,831	$0	$1,384	$1,874	$9

Derivatives not designated as hedging instruments:
Commodity contracts	$9,887	$5,432	$0	$2,414	$599
Foreign currency exchange contracts	317	3,204	0	0	830

Total derivatives not designated as hedging instruments	$10,204	$8,636	$0	$2,414	$1,429

Total derivative instruments	$19,035	$8,636	$1,384	$4,288	$1,438

The Company has elected to not offset fair value amounts recognized for commodity derivative instruments and its cash margin accounts executed with the same counterparty. The Company maintained cash margin accounts of  $12,292 and  $5,714 at April 30, 2011 and 2010, respectively, that are included in other current assets in the Consolidated Balance Sheets.
The following table presents information on gains recognized on derivatives designated as cash flow hedges, all of which hedge commodity price risk.

	Year Ended April 30,
	2011	2010

Gains recognized in other comprehensive income (effective portion)	$21,082	$6,029
Gains reclassified from accumulated other comprehensive income (loss) to cost of products sold (effective portion)	14,780	5,395

Change in accumulated other comprehensive income (loss)	$6,302	$634

Gains recognized in cost of products sold (ineffective portion)	$611	$200

Included as a component of accumulated other comprehensive income (loss) at April 30, 2011 and 2010, were deferred pre-tax gains of  $9,430 and  $3,128, respectively. The related tax impact recognized in accumulated other comprehensive income (loss) was  $3,430 and  $1,134 at April 30, 2011 and 2010, respectively. The entire amount of the deferred gain included in accumulated other comprehensive income (loss) at April 30, 2011, is expected to be recognized in earnings within one year as the related inventory is sold.
The following table presents the realized and unrealized losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments.

	Year Ended April 30,
	2011	2010

Losses on commodity contracts	$3,994	$2,384
Losses on foreign currency exchange contracts	3,290	7,234

Losses recognized in cost of products sold (derivatives not designated as hedging instruments)	$7,284	$9,618

The following table presents the gross contract notional value of outstanding derivative contracts at April 30, 2011 and 2010.

	April 30,
	2011	2010

Commodity contracts	$869,107	$323,351
Foreign currency exchange contracts	73,158	45,295
Interest rate contract	376,000	0

Other Financial Instruments and Fair Value Measurements	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Other Financial Instruments and Fair Value Measurements [Abstract]
Other Financial Instruments and Fair Value Measurements
Note N — Other Financial Instruments and Fair Value Measurements
Financial instruments, other than derivatives, that potentially subject the Company to significant concentrations of credit risk consist principally of cash investments and trade receivables. Under the Company’s investment policy, it may invest in securities deemed to be investment grade at the time of purchase. The Company determines the appropriate categorization of debt securities at the time of purchase and reevaluates such designation at each balance sheet date.
The fair value of the Company’s financial instruments, other than its long-term debt, approximates their carrying amounts. The following table provides information on the carrying amount and fair value of the Company’s financial instruments.

	July 31, 2011		April 30, 2011
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value

Marketable securities	$—	$—	$18,600	$18,600
Other investments	41,779	41,779	41,560	41,560
Derivatives financial instruments, net	25,967	25,967	9,015	9,015
Long-term debt	1,318,489	1,661,566	1,304,039	1,648,614

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect the Company’s market assumptions.
The following table summarizes the fair values and the levels within the fair value hierarchy in which the fair value measurements fall for the Company’s financial assets (liabilities) measured at fair value on a recurring basis.

	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs	Fair Value at	Fair Value at
	(Level 1)	(Level 2)	(Level 3)	July 31, 2011	April 30, 2011

Marketable securities: (A)	$0	$0	$0	$0	$18,600
Other investments: (B)
Equity mutual funds	13,861	0	0	13,861	14,011
Municipal obligations	0	20,473	0	20,473	20,042
Other investments	402	7,043	0	7,445	7,507
Derivatives: (C)
Commodity contracts, net	9,227	0	0	9,227	7,863
Foreign currency exchange contracts, net	(1,748)	0	0	(1,748)	(2,887)
Interest rate contract, net	0	18,488	0	18,488	4,039

Total financial assets measured at fair value	$21,742	$46,004	$0	$67,746	$69,175

(A)	The Company’s marketable securities consisted entirely of commercial paper. One security of $10.0 million was sold and one security of $8.6 million matured in the three months ended July 31, 2011. They were broker-priced and valued by a third party using an evaluated pricing methodology. An evaluated pricing methodology is a valuation technique which uses inputs that are derived principally from or corroborated by observable market data.

(B)	The Company’s other investments consist of funds maintained for the payment of benefits associated with nonqualified retirement plans. The funds include equity securities listed in active markets and municipal obligations valued by a third party using an evaluated pricing methodology. As of July 31, 2011, the Company’s municipal obligations are scheduled to mature as follows: $1,463 in 2012, $3,392 in 2013, $741 in 2014, $2,764 in 2015, and $12,113 in 2016 and beyond.

(C)	The Company’s commodity contract and foreign currency exchange contract derivatives are valued using quoted market prices. The Company’s interest rate contract derivative is valued using the income approach, observable Level 2 market expectations at the measurement date, and standard valuation techniques to convert future amounts to a single discounted present value. Level 2 inputs for the interest rate contract are limited to quoted prices for similar assets or liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability. For additional information, see Note M — Derivative Financial Instruments.

Note N: Other Financial Instruments and Fair Value Measurements
Financial instruments, other than derivatives, that potentially subject the Company to significant concentrations of credit risk consist principally of cash investments and trade receivables. With respect to trade receivables, the Company believes there is no concentration of risk with any single customer whose failure or nonperformance would materially affect the Company’s results other than as discussed in Major Customer of Note A: Accounting Policies. The Company does not require collateral from its customers. The fair value of the Company’s financial instruments, other than its long-term debt, approximates their carrying amounts.
The following table provides information on the carrying amount and fair value of the Company’s financial instruments.

	April 30, 2011		April 30, 2010
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value

Marketable securities	$18,600	$18,600	$0	$0
Other investments	41,560	41,560	34,895	34,895
Derivative financial instruments, net	9,015	9,015	2,850	2,850
Long-term debt	1,304,039	1,648,614	910,000	1,172,467

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect the Company’s market assumptions.
The following table summarizes the fair values and the levels within the fair value hierarchy in which the fair value measurements fall for the Company’s financial assets (liabilities).

	Quoted Prices in	Significant	Significant
	Active Markets	Observable	Unobservable
	for Identical	Inputs	Inputs	Fair Value at	Fair Value at
	Assets (Level 1)	(Level 2)	(Level 3)	April 30, 2011	April 30, 2010

Marketable securities: (A)
Mortgage-backed securities	$0	$18,600	$0	$18,600	$0
Other investments: (B)
Equity mutual funds	14,011	0	0	14,011	11,626
Municipal obligations	0	20,042	0	20,042	16,753
Other investments	464	7,043	0	7,507	6,516
Derivatives: (C)
Commodity contracts, net	7,863	0	0	7,863	3,680
Foreign currency exchange contracts, net	(2,887)	0	0	(2,887)	(830)
Interest rate contract, net	0	4,039	0	4,039	0

Total financial assets measured at fair value	$19,451	$49,724	$0	$69,175	$37,745

(A)	The Company’s marketable securities, consisting entirely of mortgage-backed securities, are broker-priced and valued by a third party using an evaluated pricing methodology. An evaluated pricing methodology is a valuation technique which uses inputs that are derived principally from or corroborated by observable market data. For additional information, see Marketable Securities and Other Investments of Note A: Accounting Policies.

(B)	The Company’s other investments consist of funds maintained for the payment of benefits associated with nonqualified retirement plans. The funds include equity securities listed in active markets and municipal bonds valued by a third party using an evaluated pricing methodology. For additional information, see Marketable Securities and Other Investments of Note A: Accounting Policies.

(C)	The Company’s commodity contract and foreign currency exchange contract derivatives are valued using quoted market prices. The Company’s interest rate contract derivative is valued using the income approach, observable Level 2 market expectations at the measurement date, and standard valuation techniques to convert future amounts to a single discounted present value. Level 2 inputs for the interest rate contract are limited to quoted prices for similar assets or liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability. For additional information, see Note M: Derivative Financial Instruments.
The following tables present the Company’s nonfinancial assets adjusted to fair value during the years ended April 30, 2011 and 2010, respectively.

	Carrying			Carrying
	Amount at	Fair Value	Other	Amount at
	May 1, 2010	Adjustment	Adjustments	April 30, 2011

Indefinite-lived trademarks (D)	$11,896	$(4,065)	$510	$8,341
Finite-lived customer relationship (D)	18,964	(13,534)	(222)	5,208

Total nonfinancial assets adjusted to fair value	$30,860	$(17,599)	$288	$13,549

	Carrying			Carrying
	Amount at	Fair Value	Other	Amount at
	May 1, 2009	Adjustment	Adjustments	April 30, 2010

Indefinite-lived trademarks (D)	$21,370	$(9,133)	$2,315	$14,552
Finite-lived trademarks (D)	3,012	(2,525)	(487)	0

Total nonfinancial assets adjusted to fair value	$24,382	$(11,658)	$1,828	$14,552

(D)	The Company utilized Level 3 inputs to estimate the fair value of the nonfinancial assets. For additional information, see Note G: Goodwill and Other Intangible Assets.
During 2011 and 2010, the Company recognized fair value adjustments related to the impairment of certain indefinite-lived and finite-lived intangible assets. Other adjustments related to foreign currency exchange and amortization were recognized during the years ended April 30, 2011 and 2010.

Income Taxes	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Income Taxes [Abstract]
Income Taxes
Note O — Income Taxes
Income tax expense increased  $8.4 million in the three months ended July 31, 2011, resulting in an increase in the effective tax rate to 33.2 percent, compared to 31.3 percent in the first quarter of 2011. The effective tax rate in the three months ended July 31, 2010, benefited from a favorable federal income tax determination related to a prior year, a higher domestic manufacturing deduction, and lower state income tax expense relative to the three months ended July 31, 2011.
During the three months ended July 31, 2011, the effective income tax rate varied from the U.S. statutory income tax rate primarily due to the domestic manufacturing deduction partially offset by state income taxes.
Within the next twelve months, it is reasonably possible that the Company could decrease its unrecognized tax benefits by an additional  $1.1 million, primarily as a result of expiring statute of limitations periods.

Note O: Income Taxes
Deferred income taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	April 30,
	2011	2010

Deferred tax liabilities:
Intangible assets	$1,025,301	$1,042,375
Property, plant, and equipment	111,537	121,950
Other	10,016	22,042

Total deferred tax liability	$1,146,854	$1,186,367

Deferred tax assets:
Post-employment and other employee benefits	$84,723	$69,887
Tax credit and loss carryforwards	4,583	5,049
Intangible assets	3,279	3,984
Other	27,668	21,247

Total deferred tax assets	$120,253	$100,167
Valuation allowance for deferred tax assets	(3,324)	(3,470)

Total deferred tax assets, less allowance	$116,929	$96,697

Net deferred tax liability	$1,029,925	$1,089,670

The following table summarizes domestic and foreign loss and credit carryforwards at April 30, 2011.

	Related Tax	Deferred	Valuation
	Deduction	Tax Asset	Allowance	Expiration Date

Tax carryforwards:
State loss carryforwards	$68,869	$3,407	$3,187	2012 to 2030
State tax credit carryforwards	0	1,160	0	2018
Foreign jurisdictional tax credit carryforwards	0	16	0	2014

Total tax carryforwards	$68,869	$4,583	$3,187

The Company evaluates the realizability of deferred tax assets for each of the jurisdictions in which it operates. Included in the overall valuation allowance is  $137 for other deferred tax assets where it is more likely than not those assets will not be realized. The valuation allowance decreased by  $146,  $5,556, and  $864 in 2011, 2010, and 2009, respectively, primarily due to the expiration of loss carryforwards that had full valuation allowances.
Deferred income taxes have not been provided on approximately  $194,058 of undistributed earnings of foreign subsidiaries since these amounts are considered to be permanently reinvested. Any additional taxes payable on the earnings of foreign subsidiaries, if remitted, would be partially offset by domestic tax deductions for foreign taxes paid. It is not practical to estimate the amount of additional taxes that might be payable on such undistributed earnings.
Income (loss) before income taxes is as follows:

	Year Ended April 30,
	2011	2010	2009

Domestic	$729,654	$712,226	$378,293
Foreign	(12,490)	18,527	17,772

Income before income taxes	$717,164	$730,753	$396,065

The components of the provision for income taxes are as follows:

	Year Ended April 30,
	2011	2010	2009

Current:
Federal	$271,361	$256,444	$97,182
Foreign	4,554	6,584	1,688
State and local	21,568	12,907	5,717
Deferred:
Federal	(51,011)	(21,362)	27,158
Foreign	(7,338)	(4,386)	(831)
State and local	(1,452)	(13,572)	(802)

Total income tax expense	$237,682	$236,615	$130,112

A reconciliation of the statutory federal income tax rate and the effective income tax rate is as follows:

	Year Ended April 30,
Percent of Pretax Income	2011	2010	2009

Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	2.2	1.2	0.6
Domestic manufacturing deduction	(3.8)	(1.9)	(1.5)
Other items — net	(0.3)	(1.9)	(1.2)

Effective income tax rate	33.1%	32.4%	32.9%

Income taxes paid	$365,994	$212,981	$69,107

The Company accounts for the financial statement recognition and measurement criteria of a tax position taken or expected to be taken in a tax return under FASB ASC 740, Income Taxes. FASB ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.
In accordance with the requirements of FASB ASC 740, unrecognized tax benefits have been classified in the Consolidated Balance Sheets as long term, except to the extent payment is expected within one year. The Company recognizes net interest and penalties related to unrecognized tax benefits in income tax expense.
The Company files income tax returns in the U.S. and various state, local, and foreign jurisdictions. The Company is no longer subject to examination of U.S. federal income taxes for years prior to 2008 and, with limited exceptions, the Company is no longer subject to examination of state, local, or foreign income taxes for years prior to 2007. The Company is a voluntary participant in the Compliance Assurance Process (“CAP”) offered by the Internal Revenue Service (“IRS”). Through the contemporaneous exchange of information with the IRS, this program is designed to identify and resolve tax positions with the IRS prior to the filing of a tax return, which allows the Company to remain current with its IRS examinations. The Company is currently under a CAP examination for the tax year ending April 30, 2011. During 2011, the Company reached an agreement with the IRS on proposed adjustments resulting from an examination of its federal income tax returns for the years ended April 30, 2008, June 30, 2009, and April 30, 2010. In May 2009, the Company reached an agreement with the IRS on proposed adjustments resulting from an examination of its federal income tax returns for years ended in 2007 and 2006. The agreements did not have a material effect on the Company’s effective tax rate or financial position.
Within the next 12 months, it is reasonably possible that the Company could decrease its unrecognized tax benefits by an estimated  $1,874, primarily as a result of the expiration of statute of limitations periods.
The Company’s unrecognized tax benefits as of April 30, 2011 and 2010, were  $20,261 and  $15,322, respectively. Of the unrecognized tax benefits,  $13,939 and  $11,321 would affect the effective tax rate, if recognized, as of April 30, 2011 and 2010, respectively. The Company’s accrual for tax-related net interest and penalties totaled  $1,792 and  $2,289 as of April 30, 2011 and 2010, respectively. The amount of tax-related net interest and penalties credited to earnings totaled  $497,  $594, and  $1,982 during 2011, 2010, and 2009, respectively.
A reconciliation of the Company’s unrecognized tax benefits is as follows:

	2011	2010

Balance at May 1,	$15,322	$13,794
Increases:
Current year tax positions	5,237	3,977
Prior year tax positions	4,106	2,353
Foreign currency translation	0	686
Decreases:
Prior year tax positions	271	0
Settlement with tax authorities	31	0
Expiration of statute of limitations periods	3,985	5,488
Foreign currency translation	117	0

Balance at April 30,	$20,261	$15,322

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Apr. 30, 2011
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated Other Comprehensive Income (Loss)
Note P: Accumulated Other Comprehensive Income (Loss)
Comprehensive income is included in the Statements of Consolidated Shareholders’ Equity. The components of accumulated other comprehensive income (loss) as shown in the Consolidated Balance Sheets are as follows:

	Foreign	Pension	Unrealized	Unrealized	Accumulated
	Currency	and Other	Gain (Loss) on	Gain on Cash	Other
	Translation	Postretirement	Available-for-	Flow Hedging	Comprehensive
	Adjustment	Liabilities	Sale Securities	Derivatives	Income (Loss)

Balance at May 1, 2008	$58,086	$(24,214)	$589	$8,151	$42,612
Reclassification adjustments	0	0	0	(12,885)	(12,885)
Current period (charge) credit	(47,024)	(65,828)	(4,384)	2,494	(114,742)
Income tax benefit	0	22,349	1,586	3,810	27,745

Balance at April 30, 2009	$11,062	$(67,693)	$(2,209)	$1,570	$(57,270)
Reclassification adjustments	0	0	0	(2,494)	(2,494)
Current period credit (charge)	45,926	(18,004)	4,162	3,128	35,212
Income tax benefit (expense)	0	5,691	(1,510)	(210)	3,971

Balance at April 30, 2010	$56,988	$(80,006)	$443	$1,994	$(20,581)
Reclassification adjustments	0	0	0	(3,128)	(3,128)
Current period credit (charge)	24,773	(10,004)	2,124	9,430	26,323
Income tax benefit (expense)	0	4,076	(765)	(2,296)	1,015

Balance at April 30, 2011	$81,761	$(85,934)	$1,802	$6,000	$3,629

Income tax benefit (expense) is determined using the applicable deferred tax rate for each component of accumulated other comprehensive income (loss).

Common Shares	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Common Shares [Abstract]
Common Shares
Note F — Common Shares
The following table sets forth common share information.

	July 31, 2011	April 30, 2011

Common shares authorized	150,000,000	150,000,000
Common shares outstanding	114,383,657	114,172,122
Treasury shares	14,221,508	14,432,043

Note Q: Common Shares
Voting: The Company’s Amended Articles of Incorporation (“Articles”) provide that each holder of an outstanding common share is entitled to one vote on each matter submitted to a vote of the shareholders except for the following specific matters:
•	any matter that relates to or would result in the dissolution or liquidation of the Company;

•	the adoption of any amendment of the Articles or the Regulations of the Company, or the adoption of amended Articles, other than the adoption of any amendment or amended Articles that increases the number of votes to which holders of common shares are entitled or expands the matters to which time-phase voting applies;

•	any proposal or other action to be taken by the shareholders of the Company, relating to the Company’s Rights Agreement, dated as of May 20, 2009, between the Company and Computershare Trust Company, N.A. or any successor plan;

•	any matter relating to any stock option plan, stock purchase plan, executive compensation plan, executive benefit plan, or other similar plan, arrangement, or agreement;

•	adoption of any agreement or plan of or for the merger, consolidation, or majority share acquisition of the Company or any of its subsidiaries with or into any other person, whether domestic or foreign, corporate or noncorporate, or the authorization of the lease, sale, exchange, transfer, or other disposition of all, or substantially all, of the Company’s assets;

•	any matter submitted to the Company’s shareholders pursuant to Article Fifth (which relates to procedures applicable to certain business combinations) or Article Seventh (which relates to procedures applicable to certain proposed acquisitions of specified percentages of the Company’s outstanding common shares) of the Articles, as they may be further amended, or any issuance of common shares of the Company for which shareholder approval is required by applicable stock exchange rules; and

•	any matter relating to the issuance of common shares, or the repurchase of common shares that the Board determines is required or appropriate to be submitted to the Company’s shareholders under the Ohio Revised Code or applicable stock exchange rules.
On the matters listed above, common shares are entitled to 10 votes per share, if they meet the requirements set forth in the Articles. Common shares which would be entitled to 10 votes per share must meet one of the following criteria:
•	common shares beneficially owned as of November 6, 2008, and for which there has not been a change in beneficial ownership after November 6, 2008; or

•	common shares received through the Company’s various equity plans which have not been sold or otherwise transferred since November 6, 2008.
In the event of a change in beneficial ownership, the new owner of that common share will be entitled to only one vote with respect to that share on all matters until four years pass without a further change in beneficial ownership of the share.
Shareholders’ Rights Plan: Pursuant to a Shareholders’ Rights Plan adopted by the Company’s Board of Directors on May 20, 2009, one share purchase right is associated with each of the Company’s outstanding common shares.
Under the plan, the rights will initially trade together with the Company’s common shares and will not be exercisable. In the absence of further action by the directors, the rights generally will become exercisable and allow the holder to acquire the Company’s common shares at a discounted price if a person or group acquires 10 percent or more of the outstanding common shares. Rights held by persons who exceed the applicable threshold will be void. Shares held by members of the Smucker family are not subject to the threshold. If exercisable, each right entitles the shareholder to buy one common share at a discounted price. Under certain circumstances, the rights will entitle the holder to buy shares in an acquiring entity at a discounted price.
The plan also includes an exchange option. In general, if the rights become exercisable, the directors may, at their option, effect an exchange of part or all of the rights, other than rights that have become void, for common shares. Under this option, the Company would issue one common share for each right, in each case subject to adjustment in certain circumstances.
The Company’s directors may, at their option, redeem all rights for  $0.001 per right, generally at any time prior to the rights becoming exercisable. The rights will expire June 3, 2019, unless earlier redeemed, exchanged, or amended by the directors.

Guarantor and Non-Guarantor Financial Information	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Guarantor and Non-Guarantor Financial Information [Abstract]
Guarantor and Non-Guarantor Financial Information
Note P: Guarantor and Non-Guarantor Financial Information
The Company anticipates filing a registration statement on Form S-3 which, when such registration statement becomes effective, will register certain securities described therein, including debt securities which may be guaranteed by certain of the Company’s subsidiaries. The Company may sell debt securities pursuant to the registration statement and, if so, it is expected that such securities would be fully and unconditionally guaranteed, on a joint and several basis, by the following 100% directly or indirectly owned subsidiaries of the Company: J.M. Smucker LLC and The Folgers Coffee Company (the “subsidiary guarantors”). Therefore, the Company is providing the following condensed consolidating financial information for the Company, the subsidiary guarantors, and the non-guarantor subsidiaries. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions, including transactions with the Company’s wholly-owned subsidiary guarantors and non-guarantor subsidiaries. The Company has accounted for investments in subsidiaries under the equity method.
CONDENSED STATEMENTS OF CONSOLIDATED INCOME
Quarter Ended July 31, 2011

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

Net sales	$917,109	$347,488	$753,389	$(829,103)	$1,188,883
Cost of products sold	780,585	318,295	484,957	(826,038)	757,799

Gross Profit	136,524	29,193	268,432	(3,065)	431,084
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	59,315	12,202	159,617	0	231,134
Amortization	1,297	0	18,938	0	20,235
Other operating expense (income) — net	67	(498)	(557)	0	(988)

Operating Income	75,845	17,489	90,434	(3,065)	180,703
Interest (expense) income — net	(15,374)	975	(721)	0	(15,120)
Other income — net	791	117	335	0	1,243
Equity in net earnings of subsidiaries	69,586	46,319	17,608	(133,513)	0

Income Before Income Taxes	130,848	64,900	107,656	(136,578)	166,826
Income taxes	19,325	323	35,655	0	55,303

Net Income	$111,523	$64,577	$72,001	$(136,578)	$111,523

Quarter Ended July 31, 2010

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

Net sales	$822,307	$619,257	$893,326	$(1,287,578)	$1,047,312
Cost of products sold	672,077	550,930	684,019	(1,268,149)	638,877

Gross Profit	150,230	68,327	209,307	(19,429)	408,435
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	47,598	28,450	147,973	0	224,021
Amortization	1,297	16,168	1,032	0	18,497
Other operating (income) expense — net	(280)	209	821	0	750

Operating Income	101,615	23,500	59,481	(19,429)	165,167
Interest (expense) income — net	(16,155)	975	(926)	0	(16,106)
Other (expense) income — net	(79)	158	614	0	693
Equity in net earnings of subsidiaries	36,661	19,262	17,260	(73,183)	0

Income Before Income Taxes	122,042	43,895	76,429	(92,612)	149,754
Income taxes	19,161	2,438	25,274	0	46,873

Net Income	$102,881	$41,457	$51,155	$(92,612)	$102,881

CONDENSED CONSOLIDATED BALANCE SHEETS
July 31, 2011

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

ASSETS
CURRENT ASSETS
Cash and cash equivalents	$75	$0	$102,400	$0	$102,475
Inventories	0	217,662	1,018,925	(22,766)	1,213,821
Other current assets	340,729	7,781	74,966	0	423,476

Total Current Assets	340,804	225,443	1,196,291	(22,766)	1,739,772
PROPERTY, PLANT, AND EQUIPMENT, NET	202,604	328,217	394,866	0	925,687
INVESTMENTS IN SUBSIDIARIES AND INTERCOMPANY	5,493,671	825,624	680,792	(7,000,087)	0
OTHER NONCURRENT ASSETS
Goodwill	976,618	0	1,927,095	0	2,903,713
Other intangible assets, net	439,734	0	2,693,027	0	3,132,761
Other noncurrent assets	61,965	12,474	5,651	0	80,090

Total Other Noncurrent Assets	1,478,317	12,474	4,625,773	0	6,116,564

	$7,515,396	$1,391,758	$6,897,722	$(7,022,853)	$8,782,023

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES	$570,895	$98,619	$205,720	$0	$875,234
NONCURRENT LIABILITIES
Long-term debt	1,318,489	0	0	0	1,318,489
Deferred income taxes	115,911	0	922,408	0	1,038,319
Other noncurrent liabilities	161,847	16,439	23,441	0	201,727

Total Noncurrent Liabilities	1,596,247	16,439	945,849	0	2,558,535
SHAREHOLDERS’ EQUITY	5,348,254	1,276,700	5,746,153	(7,022,853)	5,348,254

	$7,515,396	$1,391,758	$6,897,722	$(7,022,853)	$8,782,023

April 30, 2011

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

ASSETS
CURRENT ASSETS
Cash and cash equivalents	$206,845	$0	$113,000	$0	$319,845
Inventories	0	182,531	700,750	(19,702)	863,579
Other current assets	364,377	8,190	81,008	0	453,575

Total Current Assets	571,222	190,721	894,758	(19,702)	1,636,999
PROPERTY, PLANT, AND EQUIPMENT, NET	193,321	305,519	369,042	0	867,882
INVESTMENTS IN SUBSIDIARIES AND INTERCOMPANY	4,872,622	802,936	1,209,603	(6,885,161)	0
OTHER NONCURRENT ASSETS
Goodwill	981,606	0	1,831,140	0	2,812,746
Other intangible assets, net	440,174	3,116	2,496,720	0	2,940,010
Other noncurrent assets	50,012	15,106	1,830	0	66,948

Total Other Noncurrent Assets	1,471,792	18,222	4,329,690	0	5,819,704

	$7,108,957	$1,317,398	$6,803,093	$(6,904,863)	$8,324,585

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES	$234,262	$81,239	$167,175	$0	$482,676
NONCURRENT LIABILITIES
Long-term debt	1,304,039	0	0	0	1,304,039
Deferred income taxes	115,985	0	926,838	0	1,042,823
Other noncurrent liabilities	162,308	16,447	23,929	0	202,684

Total Noncurrent Liabilities	1,582,332	16,447	950,767	0	2,549,546
SHAREHOLDERS’ EQUITY	5,292,363	1,219,712	5,685,151	(6,904,863)	5,292,363

	$7,108,957	$1,317,398	$6,803,093	$(6,904,863)	$8,324,585

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS
Three Months Ended July 31, 2011

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated
Net cash provided by (used for) operating activities	$83,115	$5,393	$(146,746)	$0	$(58,238)

INVESTING ACTIVITIES
Business acquired, net of cash acquired	0	0	(362,846)	0	(362,846)
Additions to property, plant, and equipment	(15,952)	(32,150)	(19,530)	0	(67,632)
Sale and maturity of marketable securities	18,600	0	0	0	18,600
Proceeds from disposal of property, plant, and equipment	9	9	112	0	130
Other — net	2	(1)	(19)	0	(18)

Net cash provided by (used for) investing activities	2,659	(32,142)	(382,283)	0	(411,766)

FINANCING ACTIVITIES
Revolving credit agreement — net	306,700	0	0	0	306,700
Quarterly dividends paid	(50,159)	0	0	0	(50,159)
Purchase of treasury shares	(5,385)	0	0	0	(5,385)
Proceeds from stock option exercises	242	0	0	0	242
Intercompany	(546,476)	26,749	519,727	0	0
Other — net	2,534	0	0	0	2,534

Net cash (used for) provided by financing activities	(292,544)	26,749	519,727	0	253,932
Effect of exchange rate changes	0	0	(1,298)	0	(1,298)

Net decrease in cash and cash equivalents	(206,770)	0	(10,600)	0	(217,370)
Cash and cash equivalents at beginning of period	206,845	0	113,000	0	319,845

Cash and cash equivalents at end of period	$75	$0	$102,400	$0	$102,475

Three Months Ended July 31, 2010

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated
Net cash (used for) provided by operating activities	$(16,873)	$2,977	$(13,342)	$0	$(27,238)

INVESTING ACTIVITIES
Additions to property, plant, and equipment	(13,721)	(2,584)	(10,641)	0	(26,946)
Purchases of marketable securities	(57,037)	0	0	0	(57,037)
Proceeds from disposal of property, plant, and equipment	0	276	14	0	290
Other — net	(11)	36	15	0	40

Net cash used for investing activities	(70,769)	(2,272)	(10,612)	0	(83,653)

FINANCING ACTIVITIES
Proceeds from long-term debt	400,000	0	0	0	400,000
Quarterly dividends paid	(47,594)	0	0	0	(47,594)
Purchase of treasury shares	(5,033)	0	0	0	(5,033)
Proceeds from stock option exercises	1,325	0	0	0	1,325
Intercompany	(27,469)	(705)	28,174	0	0
Other — net	2,213	0	0	0	2,213

Net cash provided by (used for) financing activities	323,442	(705)	28,174	0	350,911
Effect of exchange rate changes	0	0	(817)	0	(817)

Net increase in cash and cash equivalents	235,800	0	3,403	0	239,203
Cash and cash equivalents at beginning of period	217,730	0	65,840	0	283,570

Cash and cash equivalents at end of period	$453,530	$0	$69,243	$0	$522,773

Note R: Guarantor and Non-Guarantor Financial Information
The Company anticipates filing a registration statement on Form S-3 which, when such registration statement becomes effective, will register certain securities described therein, including debt securities which may be guaranteed by certain of the Company’s subsidiaries. The Company may sell debt securities pursuant to the registration statement and, if so, it is expected that such securities would be fully and unconditionally guaranteed, on a joint and several basis, by the following 100% directly or indirectly owned subsidiaries of the Company: J.M. Smucker LLC and The Folgers Coffee Company (the “subsidiary guarantors”). Therefore, the Company is providing the following condensed consolidating financial information for the Company, the subsidiary guarantors, and the non-guarantor subsidiaries. The principal elimination entries relate to investments in subsidiaries and intercompany balances and transactions, including transactions with the Company’s wholly-owned subsidiary guarantors and non-guarantor subsidiaries. The Company has accounted for investments in subsidiaries under the equity method.
CONDENSED STATEMENTS OF CONSOLIDATED INCOME
Year Ended April 30, 2011

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

Net sales	$3,880,940	$2,805,614	$3,759,833	$(5,620,644)	$4,825,743
Cost of products sold	3,196,825	2,546,492	2,884,851	(5,600,942)	3,027,226

Gross Profit	684,115	259,122	874,982	(19,702)	1,798,517
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	216,731	79,263	626,182	0	922,176
Amortization and impairment charges	5,188	64,675	21,580	0	91,443
Other operating (income) expense — net	(665)	(2,599)	3,890	0	626

Operating Income	462,861	117,783	223,330	(19,702)	784,272
Interest (expense) income — net	(67,687)	3,400	(2,795)	0	(67,082)
Other (expense) income — net	(1,338)	1,735	(423)	0	(26)
Equity in net earnings of subsidiaries	203,115	83,879	67,256	(354,250)	0

Income Before Income Taxes	596,951	206,797	287,368	(373,952)	717,164
Income taxes	117,469	21,838	98,375	0	237,682

Net Income	$479,482	$184,959	$188,993	$(373,952)	$479,482

Year Ended April 30, 2010

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

Net sales	$3,675,770	$2,899,461	$3,723,605	$(5,693,547)	$4,605,289
Cost of products sold	3,259,807	2,383,363	2,858,293	(5,682,864)	2,818,599

Gross Profit	415,963	516,098	865,312	(10,683)	1,786,690
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	193,036	107,407	613,311	0	913,754
Amortization and impairment charges	10,200	65,681	9,434	0	85,315
Other operating (income) expense — net	(22,546)	7,083	12,175	0	(3,288)

Operating Income	235,273	335,927	230,392	(10,683)	790,909
Interest (expense) income — net	(53,264)	12,429	(21,559)	0	(62,394)
Other income (expense) — net	151	17,609	(15,522)	0	2,238
Equity in net earnings of subsidiaries	393,208	61,459	35,223	(489,890)	0

Income Before Income Taxes	575,368	427,424	228,534	(500,573)	730,753
Income taxes	81,230	77,280	78,105	0	236,615

Net Income	$494,138	$350,144	$150,429	$(500,573)	$494,138

Year Ended April 30, 2009

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

Net sales	$2,468,942	$1,708,868	$2,816,321	$(3,236,198)	$3,757,933
Cost of products sold	2,080,012	1,552,147	2,120,199	(3,245,854)	2,506,504

Gross Profit	388,930	156,721	696,122	9,656	1,251,429
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	150,559	100,249	505,652	0	756,460
Amortization and impairment charges	3,891	33,417	3,006	0	40,314
Other operating expense (income) — net	1,296	2,328	(1,244)	0	2,380

Operating Income	233,184	20,727	188,708	9,656	452,275
Interest (expense) income — net	(39,865)	(12,435)	(3,185)	0	(55,485)
Other income (expense) — net	550	900	(2,175)	0	(725)
Equity in net earnings of subsidiaries	133,053	101,361	0	(234,414)	0

Income Before Income Taxes	326,922	110,553	183,348	(224,758)	396,065
Income taxes	60,969	1,481	67,662	0	130,112

Net Income	$265,953	$109,072	$115,686	$(224,758)	$265,953

CONDENSED CONSOLIDATED BALANCE SHEETS
April 30, 2011

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

ASSETS
CURRENT ASSETS
Cash and cash equivalents	$206,845	$0	$113,000	$0	$319,845
Inventories	0	182,531	700,750	(19,702)	863,579
Other current assets	364,377	8,190	81,008	0	453,575

Total Current Assets	571,222	190,721	894,758	(19,702)	1,636,999
PROPERTY, PLANT, AND EQUIPMENT, NET	193,321	305,519	369,042	0	867,882
INVESTMENTS IN SUBSIDIARIES AND INTERCOMPANY	4,872,622	802,936	1,209,603	(6,885,161)	0
OTHER NONCURRENT ASSETS
Goodwill	981,606	0	1,831,140	0	2,812,746
Other intangible assets, net	440,174	3,116	2,496,720	0	2,940,010
Other noncurrent assets	50,012	15,106	1,830	0	66,948

Total Other Noncurrent Assets	1,471,792	18,222	4,329,690	0	5,819,704

	$7,108,957	$1,317,398	$6,803,093	$(6,904,863)	$8,324,585

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES	$234,262	$81,239	$167,175	$0	$482,676
NONCURRENT LIABILITIES
Long-term debt	1,304,039	0	0	0	1,304,039
Deferred income taxes	115,985	0	926,838	0	1,042,823
Other noncurrent liabilities	162,308	16,447	23,929	0	202,684

Total Noncurrent Liabilities	1,582,332	16,447	950,767	0	2,549,546
SHAREHOLDERS’ EQUITY	5,292,363	1,219,712	5,685,151	(6,904,863)	5,292,363

	$7,108,957	$1,317,398	$6,803,093	$(6,904,863)	$8,324,585

April 30, 2010

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

ASSETS
CURRENT ASSETS
Cash and cash equivalents	$217,730	$0	$65,840	$0	$283,570
Inventories	0	167,988	486,629	322	654,939
Other current assets	211,452	18,159	55,510	0	285,121

Total Current Assets	429,182	186,147	607,979	322	1,223,630
PROPERTY, PLANT, AND EQUIPMENT, NET	150,008	290,285	418,020	0	858,313
INVESTMENTS IN SUBSIDIARIES AND INTERCOMPANY	4,693,160	(2,188,002)	155,519	(2,660,677)	0
OTHER NONCURRENT ASSETS
Goodwill	981,612	1,644,076	182,042	0	2,807,730
Other intangible assets, net	441,599	2,408,724	176,192	0	3,026,515
Other noncurrent assets	41,519	13,853	3,293	0	58,665

Total Other Noncurrent Assets	1,464,730	4,066,653	361,527	0	5,892,910

	$6,737,080	$2,355,083	$1,543,045	$(2,660,355)	$7,974,853

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES	$277,556	$74,897	$126,444	$0	$478,897
NONCURRENT LIABILITIES
Long-term debt	900,000	0	0	0	900,000
Deferred income taxes	106,722	912,549	82,235	0	1,101,506
Other noncurrent liabilities	126,482	16,293	25,355	0	168,130

Total Noncurrent Liabilities	1,133,204	928,842	107,590	0	2,169,636
SHAREHOLDERS’ EQUITY	5,326,320	1,351,344	1,309,011	(2,660,355)	5,326,320

	$6,737,080	$2,355,083	$1,543,045	$(2,660,355)	$7,974,853

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS
Year Ended April 30, 2011

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

Net Cash Provided by Operating Activities	$212,428	$92,965	$86,169	$0	$391,562

INVESTING ACTIVITIES
Additions to property, plant, and equipment	(59,072)	(53,416)	(67,592)	0	(180,080)
Purchases of marketable securities	(75,637)	0	0	0	(75,637)
Sale and maturities of marketable securities	57,100	0	0	0	57,100
Proceeds from disposal of property, plant, and equipment	1,081	305	4,444	0	5,830
Other — net	(43)	37	(120)	0	(126)

Net Cash Used for Investing Activities	(76,571)	(53,074)	(63,268)	0	(192,913)

FINANCING ACTIVITIES
Repayments of long-term debt	(10,000)	0	0	0	(10,000)
Proceeds from long-term debt	400,000	0	0	0	400,000
Quarterly dividends paid	(194,024)	0	0	0	(194,024)
Purchase of treasury shares	(389,135)	0	0	0	(389,135)
Proceeds from stock option exercises	14,525	0	0	0	14,525
Intercompany	24,152	(39,891)	15,739	0	0
Other — net	7,740	0	475	0	8,215

Net Cash (Used for) Provided by Financing Activities	(146,742)	(39,891)	16,214	0	(170,419)
Effect of exchange rate changes on cash	0	0	8,045	0	8,045

Net (decrease) increase in cash and cash equivalents	(10,885)	0	47,160	0	36,275
Cash and cash equivalents at beginning of year	217,730	0	65,840	0	283,570

Cash and Cash Equivalents at End of Year	$206,845	$0	$113,000	$0	$319,845

Year Ended April 30, 2010

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

Net Cash Provided by (Used for) Operating Activities	$499,197	$218,064	$(3,783)	$0	$713,478

INVESTING ACTIVITIES
Additions to property, plant, and equipment	(41,148)	(62,324)	(33,511)	0	(136,983)
Proceeds from sale of businesses	19,554	0	0	0	19,554
Sale and maturities of marketable securities	13,519	0	0	0	13,519
Proceeds from disposal of property, plant, and equipment	0	185	20	0	205
Other — net	(706)	0	(32)	0	(738)

Net Cash Used for Investing Activities	(8,781)	(62,139)	(33,523)	0	(104,443)

FINANCING ACTIVITIES
Repayment of bank note payable	0	(350,000)	0	0	(350,000)
Repayments of long-term debt	(275,000)	0	0	0	(275,000)
Quarterly dividends paid	(166,224)	0	0	0	(166,224)
Purchase of treasury shares	(5,569)	0	0	0	(5,569)
Proceeds from stock option exercises	6,413	0	0	0	6,413
Intercompany	(258,696)	194,075	64,621	0	0
Other — net	2,393	0	(561)	0	1,832

Net Cash (Used for) Provided by Financing Activities	(696,683)	(155,925)	64,060	0	(788,548)
Effect of exchange rate changes on cash	0	0	6,390	0	6,390

Net (decrease) increase in cash and cash equivalents	(206,267)	0	33,144	0	(173,123)
Cash and cash equivalents at beginning of year	423,997	0	32,696	0	456,693

Cash and Cash Equivalents at End of Year	$217,730	$0	$65,840	$0	$283,570

Year Ended April 30, 2009

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

Net Cash (Used for) Provided by Operating Activities	$(7,135)	$69,486	$384,642	$0	$446,993

INVESTING ACTIVITIES
Business acquired, net of cash acquired	(19,404)	(58,096)	165	0	(77,335)
Additions to property, plant, and equipment	(24,727)	(42,903)	(41,277)	0	(108,907)
Sale and maturities of marketable securities	3,013	0	0	0	3,013
Proceeds from disposal of property, plant, and equipment	384	22	394	0	800
Other — net	5,448	0	0	0	5,448

Net Cash Used for Investing Activities	(35,286)	(100,977)	(40,718)	0	(176,981)

FINANCING ACTIVITIES
Proceeds from long-term debt	400,000	0	0	0	400,000
Quarterly dividends paid	(110,668)	0	0	0	(110,668)
Special dividends paid	(274,208)	0	0	0	(274,208)
Purchase of treasury shares	(4,025)	0	0	0	(4,025)
Proceeds from stock option exercises	1,976	0	0	0	1,976
Intercompany	291,201	23,659	(314,860)	0	0
Other — net	4,210	(4,684)	0	0	(474)

Net Cash Provided by (Used for) Financing Activities	308,486	18,975	(314,860)	0	12,601
Effect of exchange rate changes on cash	0	0	2,539	0	2,539

Net increase (decrease) in cash and cash equivalents	266,065	(12,516)	31,603	0	285,152
Cash and cash equivalents at beginning of year	157,932	12,516	1,093	0	171,541

Cash and Cash Equivalents at End of Year	$423,997	$0	$32,696	$0	$456,693

Accounting Policies\Recently Issued Accounting Standards (Policies)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Accounting Policies (Policies) [Abstract]
Principles of Consolidation
Principles of Consolidation: The consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, and its majority-owned investments, if any. Intercompany transactions and accounts are eliminated in consolidation.

Use of Estimates
Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates in these consolidated financial statements include: allowances for doubtful trade receivables, estimates of future cash flows associated with assets, asset impairments, useful lives for depreciation and amortization, loss contingencies, net realizable value of inventories, accruals for trade marketing and merchandising programs, income taxes, and the determination of discount and other rate assumptions for defined benefit pension and other postretirement benefit expenses. Actual results could differ from these estimates.

Revenue Recognition
Revenue Recognition: The Company recognizes revenue, net of estimated returns and allowances, when all of the following criteria have been met: a valid customer order with a determinable price has been received; the product has been shipped and title has transferred to the customer; there is no further significant obligation to assist in the resale of the product; and collectibility is reasonably assured.

Major Customer
Major Customer: Sales to Wal-Mart Stores, Inc. and subsidiaries amounted to approximately 26 percent, 27 percent, and 24 percent of net sales in 2011, 2010, and 2009, respectively. These sales are primarily included in the two U.S. retail segments. No other customer exceeded 10 percent of net sales for any year. Trade receivables at April 30, 2011 and 2010, included amounts due from Wal-Mart Stores, Inc. and subsidiaries of  $87,623 and  $61,176, respectively.

Shipping and Handling Costs		Shipping and Handling Costs: Shipping and handling costs are included in cost of products sold.
Trade Marketing and Merchandising Programs Policy
Trade Marketing and Merchandising Programs: In order to support the Company’s products, various promotional activities are conducted through retail trade, distributors, or directly with consumers, including in-store display and product placement programs, feature price discounts, coupons, and other similar activities. The Company regularly reviews and revises, when it deems necessary, estimates of costs to the Company for these promotional programs based on estimates of what will be redeemed by retail trade, distributors, or consumers. These estimates are made using various techniques including historical data on performance of similar promotional programs. Differences between estimated expense and actual performance are recognized as a change in management’s estimate in a subsequent period. As the Company’s total promotional expenditures, including amounts classified as a reduction of net sales, represented approximately 26 percent of net sales in 2011, a possibility exists of materially different reported results if factors such as the level and success of the promotional programs or other conditions differ from expectations.

Advertising Expense		Advertising Expense: Advertising costs are expensed as incurred. Advertising expense was $115,066, $130,583, and $77,363 in 2011, 2010, and 2009, respectively.
Research and Development Costs		Research and Development Costs: Total research and development costs, including product formulation costs, were $20,981, $20,963, and $14,498 in 2011, 2010, and 2009, respectively.
Share-Based Payments
Share-Based Payments: Share-based compensation expense is recognized over the requisite service period, which includes a one-year performance period plus the defined forfeiture period, which is typically four years of service or the attainment of a defined age and years of service.
The following table summarizes amounts related to share-based payments.

		April 30,
	2011	2010	2009

Share-based compensation expense included in selling, distribution, and administrative expenses	$19,896	$20,687	$14,043
Share-based compensation expense included in merger and integration costs	4,148	5,262	8,062
Share-based compensation expense included in other restructuring costs	290	0	0

Total share-based compensation expense	$24,334	$25,949	$22,105

Related income tax benefit	$8,064	$8,402	$7,261

As of April 30, 2011, total unrecognized share-based compensation cost related to nonvested share-based awards was approximately  $33,703. The weighted-average period over which this amount is expected to be recognized is approximately three years.
Corporate income tax benefits realized upon exercise or vesting of an award in excess of that previously recognized in earnings, referred to as excess tax benefits, are presented in the Statements of Consolidated Cash Flows as a financing activity. Realized excess tax benefits are credited to additional capital in the Consolidated Balance Sheets. Realized shortfall tax benefits, amounts which are less than that previously recognized in earnings, are first offset against the cumulative balance of excess tax benefits, if any, and then charged directly to income tax expense. For 2011, 2010, and 2009, the actual tax deductible benefit realized from share-based compensation was  $7,310,  $3,005, and  $2,353, including  $6,990,  $2,908, and  $2,372, respectively, of excess tax benefits realized upon exercise or vesting of share-based compensation, and classified as other-net under financing activities in the Statements of Consolidated Cash Flows.

Income Taxes
Income Taxes: The Company accounts for income taxes using the liability method. Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the applicable tax rate is recognized in income or expense in the period that the change is effective. A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. A tax benefit is recognized when it is more likely than not to be sustained.

Cash and Cash Equivalents		Cash and Cash Equivalents: The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents.
Trade Receivables
Trade Receivables: In the normal course of business, the Company extends credit to customers. Trade receivables, less allowance for doubtful accounts, reflect the net realizable value of receivables and approximate fair value. The Company evaluates its trade receivables and establishes an allowance for doubtful accounts based on a combination of factors. When aware that a specific customer has been impacted by circumstances such as bankruptcy filings or deterioration in the customer’s operating results or financial position, potentially making it unable to meet its financial obligations, the Company records a specific reserve for bad debt to reduce the related receivable to the amount the Company reasonably believes is collectible. The Company also records reserves for bad debt for all other customers based on a variety of factors, including the length of time the receivables are past due, historical collection experience, and an evaluation of current and projected economic conditions at the balance sheet date. Trade receivables are charged off against the allowance after management determines the potential for recovery is remote. At April 30, 2011 and 2010, the allowance for doubtful accounts was  $1,882 and  $1,521, respectively. The net provision for the allowance for doubtful accounts increased  $361 and  $1,091 in 2011 and 2009, respectively, and decreased  $480 in 2010. The Company believes there is no concentration of risk with any single customer whose failure or nonperformance would materially affect the Company’s results other than as discussed in Major Customer.

Inventories
Inventories: Inventories are stated at the lower of cost or market. Cost for all inventories is determined using the first-in, first-out method.
The cost of finished products and work-in-process inventory includes materials, direct labor, and overhead. Work-in-process is included in finished products in the Consolidated Balance Sheets and was  $77,594 and  $49,214 at April 30, 2011 and 2010, respectively.

Derivative Financial Instruments
Commodity Price Management. The Company enters into commodity futures and options contracts to manage the price volatility and reduce the variability of future cash flows related to anticipated inventory purchases of green coffee, edible oils, flour, milk, corn, and corn sweetener. The Company also enters into commodity futures and options contracts to manage price risk for energy input costs, including natural gas and diesel fuel. The derivative instruments generally have maturities of less than one year.
Certain of the derivative instruments associated with the Company’s U.S. Retail Consumer Foods and U.S. Retail Coffee segments meet the hedge criteria and are accounted for as cash flow hedges. The mark-to-market gains or losses on qualifying hedges are deferred and included as a component of accumulated other comprehensive (loss) income to the extent effective, and reclassified to cost of products sold in the period during which the hedged transaction affects earnings. Cash flows related to qualifying hedges are classified consistently with the cash flows from the hedged item in the Condensed Statements of Consolidated Cash Flows. In order to qualify as a hedge of commodity price risk, it must be demonstrated that the changes in the fair value of the commodity’s futures contracts are highly effective in hedging price risks associated with the commodity purchased. Hedge effectiveness is measured and assessed at inception and on a monthly basis. The mark-to-market gains or losses on nonqualifying and ineffective portions of commodity hedges are recognized in cost of products sold immediately.
Foreign Currency Exchange Rate Hedging. The Company utilizes foreign currency forwards and options contracts to manage the effect of foreign currency exchange fluctuations on future cash payments primarily related to purchases of certain raw materials, finished goods, and fixed assets. The contracts generally have maturities of less than one year. At the inception of the contract, the derivative is evaluated and documented for hedge accounting treatment. Instruments currently used to manage foreign currency exchange exposures do not meet the requirements for hedge accounting treatment and the change in value of these instruments is immediately recognized in cost of products sold. If the contract qualifies for hedge accounting treatment, to the extent the hedge is deemed effective, the associated mark-to-market gains and losses are deferred and included as a component of accumulated other comprehensive (loss) income. These gains or losses are reclassified to earnings in the period the contract is executed. The ineffective portion of these contracts is immediately recognized in earnings.
Interest Rate Hedging. The Company utilizes derivative instruments to manage changes in the fair value of its debt. Interest rate swaps mitigate the risk associated with the underlying hedged item. At the inception of the contract, the instrument is evaluated and documented for hedge accounting treatment. The Company’s interest rate swap met the criteria to be designated as a fair value hedge. The Company receives a fixed rate and pays variable rates, hedging the underlying debt and the associated changes in the fair value of the debt. The interest rate swap is recognized at fair value in the Condensed Consolidated Balance Sheets, and changes in the fair value are recognized in interest expense. Gains and losses recognized in interest expense on the instrument have no net impact to earnings as the change in the fair value of the derivative is equal to the change in fair value of the underlying debt.

Derivative Financial Instruments: The Company utilizes derivative instruments such as basis contracts, commodity futures and options contracts, foreign currency forwards and options, and an interest rate swap to manage exposures in commodity prices, foreign currency exchange rates, and interest rates. The Company accounts for these derivative instruments in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging. FASB ASC 815 requires that all derivative instruments be recognized in the financial statements and measured at fair value regardless of the purpose or intent for holding them. For derivatives designated as a cash flow hedge that are used to hedge an anticipated transaction, changes in fair value are deferred and recognized in shareholders’ equity as a component of accumulated other comprehensive income (loss) to the extent the hedge is effective and then recognized in the Statements of Consolidated Income in the period during which the hedged transaction affects earnings. Hedge effectiveness is measured at inception and on a monthly basis. Any ineffectiveness associated with the hedge or changes in fair value of derivatives that are nonqualifying are recognized immediately in the Statements of Consolidated Income. The Company’s interest rate swap is designated as a fair value hedge and is used to hedge against changes in the fair value of the underlying long-term debt. The interest rate swap is recognized at fair value on the Consolidated Balance Sheet at April 30, 2011, and changes in the fair value are recognized in the Statement of Consolidated Income for the year ended April 30, 2011. The change in the fair value of the interest rate swap is offset by the change in the fair value of the underlying long-term debt. By policy, the Company historically has not entered into derivative financial instruments for trading purposes or for speculation. For additional information, see Note M: Derivative Financial Instruments.

Property, Plant, and Equipment
Property, Plant, and Equipment: Property, plant, and equipment is recognized at cost and is depreciated on a straight-line basis over the estimated useful life of the asset (3 to 20 years for machinery and equipment, 3 to 7 years for capitalized software costs, and 5 to 40 years for buildings, fixtures, and improvements).
The Company leases certain land, buildings, and equipment for varying periods of time, with renewal options. Rent expense in 2011, 2010, and 2009 totaled  $57,572,  $55,010, and  $36,547, respectively. As of April 30, 2011, the Company’s minimum operating lease obligations are as follows:  $26,110 in 2012,  $21,887 in 2013,  $18,956 in 2014,  $14,121 in 2015, and  $22,565 in 2016 and beyond.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets: In accordance with FASB ASC 360, Property, Plant, and Equipment, long-lived assets, except goodwill and indefinite-lived intangible assets, are reviewed for impairment when circumstances indicate the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to future net cash flows estimated by the Company to be generated by such assets. If such assets are considered to be impaired, the impairment to be recognized is the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of by sale are recognized as held for sale at the lower of carrying value or estimated net realizable value.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets: Goodwill is the excess of the purchase price paid over the fair value of the net assets of the business acquired. In accordance with FASB ASC 350, Intangibles — Goodwill and Other, goodwill and other indefinite-lived intangible assets are not amortized but are reviewed at least annually for impairment. The Company conducts its annual test for impairment of goodwill and other indefinite-lived intangible assets as of February 1 of each year. A discounted cash flow valuation technique and a market-based approach are utilized to estimate the fair value of the Company’s reporting units. For annual impairment testing purposes, the Company’s reporting units are its operating segments. The discount rates utilized in the analysis are developed using a weighted-average cost of capital methodology. In addition to the annual test, the Company will test for impairment if events or circumstances occur that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Finite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives. For additional information, see Note G: Goodwill and Other Intangible Assets.

Marketable Securities and Other Investments
Marketable Securities and Other Investments: Under the Company’s investment policy, it may invest in debt securities deemed to be investment grade at the time of purchase for general corporate purposes. The Company determines the appropriate categorization of debt securities at the time of purchase and reevaluates such designation at each balance sheet date. The Company has categorized all debt securities as available for sale because it currently has the intent to convert these investments into cash if and when needed. Classification of these available-for-sale marketable securities as current or noncurrent is based on whether the conversion to cash is expected to be necessary for operations in the upcoming year, which is currently consistent with the security’s maturity date.
Securities categorized as available for sale are stated at fair value, with unrealized gains and losses reported as a component of accumulated other comprehensive income (loss). The fair value of available-for-sale marketable securities was  $18,600 and was included in other current assets at April 30, 2011. Approximately  $57,100,  $13,519, and  $3,013 of proceeds have been realized upon maturity or sale of available-for-sale marketable securities in 2011, 2010, and 2009, respectively. The Company uses specific identification to determine the basis on which securities are sold.
The Company also maintains funds for the payment of benefits associated with nonqualified retirement plans. These funds include investments considered to be available-for-sale marketable securities. At April 30, 2011 and 2010, the fair value of these investments was  $41,560 and  $34,895, respectively, and was included in other noncurrent assets. Included in accumulated other comprehensive income (loss) at April 30, 2011 and 2010, were unrealized gains of  $2,817 and  $693, respectively.

Foreign Currency Translation
Foreign Currency Translation: Assets and liabilities of the Company’s foreign subsidiaries are translated using the exchange rates in effect at the balance sheet date, while income and expenses are translated using average rates. Translation adjustments are reported as a component of shareholders’ equity in accumulated other comprehensive income (loss).

Recently Issued Accounting Standards
Recently Issued Accounting Standards: In January 2010, the FASB issued Accounting Standards Update (“ASU”) 2010-06, Improving Disclosures about Fair Value Measurements, which requires additional disclosures about fair value measurements including transfers in and out of different levels of the fair value hierarchy and a higher level of disaggregation for different types of financial instruments. These disclosure requirements were effective in the current fiscal year for the Company. In addition to these disclosure requirements, ASU 2010-06 requires information about purchases, sales, issuances, and settlements of Level 3 assets to be presented separately. These additional disclosure requirements will be effective May 1, 2011, for the Company.
In May 2011, the FASB issued ASU 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 provides clarification about the application of existing fair value measurement and disclosure requirements and expands certain other disclosure requirements. This ASU will be effective February 1, 2012, for the Company.

Risks and Uncertainties
Risks and Uncertainties: The raw materials used by the Company in each of its segments are primarily commodities and agricultural-based products. Glass, plastic, steel cans, caps, carton board, and corrugate are the principle packaging materials used by the Company. The fruit and vegetable raw materials used by the Company in the production of its food products are purchased from independent growers and suppliers. Green coffee, peanuts, edible oils, sweeteners, milk, flour, corn, and other ingredients are obtained from various suppliers. The availability, quality, and cost of many of these commodities have fluctuated, and may continue to fluctuate, over time. Green coffee is sourced solely from foreign countries and its supply and price are subject to high volatility due to factors such as weather, global supply and demand, pest damage, and political and economic conditions in the source countries. Raw materials are generally available from numerous sources although the Company has elected to source certain plastic packaging materials from single sources of supply pursuant to long-term contracts. While availability may vary year to year, the Company believes that it will continue to be able to obtain adequate supplies and that alternatives to single-sourced materials are available. The Company has not historically encountered significant shortages of key raw materials. The Company considers its relationships with key material suppliers to be good.
Approximately 32 percent of the Company’s employees, located at 10 facilities, are covered by union contracts. The contracts vary in term depending on the location with three contracts expiring in 2012.
The Company insures its business and assets in each country against insurable risks, to the extent that it deems appropriate, based upon an analysis of the relative risks and costs.

Reclassification		Reclassifications: Certain prior year amounts have been reclassified to conform to current year classifications.
Earnings per Share
In 2010, the Company adopted the two-class method of computing earnings per share as required by FASB ASC 260, Earnings Per Share. FASB ASC 260 provides that unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents, whether paid or unpaid, are participating securities and are to be included in the computation of earnings per share under the two-class method described in FASB ASC 260. The Company’s unvested restricted shares contain rights to receive nonforfeitable dividends and are participating securities. All presented prior period earnings per share data has been adjusted to retrospectively reflect the application of the two-class method. The conversion to the two-class method resulted in a reduction of net income per common share and net income per common share — assuming dilution for the year ended April 30, 2009, of  $0.03 and  $0.01 per share, respectively.

Savings Plans
As permitted by FASB ASC 718, Compensation — Retirement Benefits, the Company will continue to recognize future compensation using the cost basis as all shares currently held by the ESOP were acquired prior to 1993. At April 30, 2011, the ESOP held 155,986 unallocated and 856,318 allocated shares. All shares held by the ESOP were considered outstanding in earnings per share calculations for all periods presented.

ASU 2011-04, Amendments to Achieve Common Fair VAlue Measurement and Disclosure Requirements
In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 provides clarification about the application of existing fair value measurement and disclosure requirements and expands certain other disclosure requirements. This ASU will be effective February 1, 2012, for the Company.

ASU 2011-05, Comprehensive Income
In June 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income, which eliminates the option to present the components of other comprehensive income as part of the statement of shareholders’ equity and requires the presentation of net income and other comprehensive income to be in a single continuous statement of comprehensive income or in two separate but consecutive statements. The guidance does not change the components that are recognized in net income or other comprehensive income. This ASU will be effective May 1, 2012, for the Company and requires retrospective application. Adoption of this guidance will affect the presentation of certain elements of the Company’s financial statements, but these changes in presentation will not otherwise have an impact on the financial statements.

Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Accounting Policies (Tables) [Abstract]
Share based payments

	Three Months Ended
	July 31,

	2011	2010

Share-based compensation expense included in selling, distribution, and administrative expenses	$5,151	$4,340
Share-based compensation expense included in other merger and integration costs	881	988
Share-based compensation expense included in other restructuring costs	43	64

Total share-based compensation expense	$6,075	$5,392

Related income tax benefit	$2,014	$1,688

The following table summarizes amounts related to share-based payments.

		April 30,
	2011	2010	2009

Share-based compensation expense included in selling, distribution, and administrative expenses	$19,896	$20,687	$14,043
Share-based compensation expense included in merger and integration costs	4,148	5,262	8,062
Share-based compensation expense included in other restructuring costs	290	0	0

Total share-based compensation expense	$24,334	$25,949	$22,105

Related income tax benefit	$8,064	$8,402	$7,261

Folgers Merger/Rowland Coffee Acquisition (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Mergers (Tables) [Abstract]
Estimated fair values of the assets acquired and liabilities assumed

Assets acquired:
Current assets	$33,817
Property, plant, and equipment	29,227
Intangible assets	213,500
Goodwill	91,714

Total assets acquired	$368,258

Liabilities assumed:
Current liabilities	$5,412

Total liabilities assumed	$5,412

Net assets acquired	$362,846

Assets acquired:
Current assets	$300,781
Property, plant, and equipment	316,851
Intangible assets	2,515,000
Goodwill	1,643,636
Other noncurrent assets	4,278

Total assets acquired	$4,780,546

Liabilities assumed:
Current liabilities	$85,795
Deferred tax liabilities	955,235
Other noncurrent liabilities	3,750

Total liabilities assumed	$1,044,780

Net assets acquired	$3,735,766

Folgers goodwill of  $1,643.6 million was assigned to the U.S. Retail Coffee and International, Foodservice, and Natural Foods segments. Of the total goodwill,  $1,634.3 million is not deductible for tax purposes.

The purchase price allocated to the identifiable intangible assets

Intangible assets with finite lives:
Customer relationships (19-year weighted-average useful life)	$147,800
Trademark (10-year useful life)	1,600
Intangible assets with indefinite lives:
Trademarks	$64,100

Total intangible assets	$213,500

The purchase price allocated to the identifiable intangible assets acquired is as follows:

Intangible assets with finite lives:
Customer and contractual relationships (20-year weighted-average useful life)	$1,089,000
Technology (14-year weighted-average useful life)	133,000
Intangible assets with indefinite lives	1,293,000

Total intangible assets	$2,515,000

The results of the operations of the Folgers business are included in the Company's consolidated financial statements
The results of operations of the Folgers business are included in the Company’s consolidated financial statements from the date of the transaction. Had the transaction occurred on May 1, 2008, unaudited, pro forma consolidated results for the year ended April 30, 2009, would have been as follows:

Year Ended April 30, 2009

Net sales	$4,684,746
Net income	359,979
Net income per common share — assuming dilution	3.04

Restructuring (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Restructuring (Tables) [Abstract]
Restructuring and related charges

			Site Preparation
	Long-Lived	Employee	and Equipment	Production
	Asset Charges	Separation	Relocation	Start-up	Other Costs	Total

Total expected restructuring charge	$118,000	$60,000	$23,500	$23,000	$10,500	$235,000

Balance at May 1, 2010	$0	$1,089	$0	$0	$0	$1,089
Charge to expense	53,569	36,010	6,192	5,194	992	101,957
Cash payments	0	(18,361)	(6,192)	(5,194)	(992)	(30,739)
Noncash utilization	(53,569)	(8,540)	0	0	0	(62,109)

Balance at April 30, 2011	$0	$10,198	$0	$0	$0	$10,198
Charge to expense	9,655	5,785	1,988	1,738	397	19,563
Cash payments	0	(3,505)	(1,988)	(1,738)	(397)	(7,628)
Noncash utilization	(9,655)	(909)	0	0	0	(10,564)

Balance at July 31, 2011	$0	$11,569	$0	$0	$0	$11,569

Remaining expected restructuring charge	$50,906	$17,066	$14,913	$16,052	$8,832	$107,769

The following table summarizes the restructuring activity, including the reserves established and the total amount expected to be incurred.

			Site Preparation
	Long-Lived	Employee	and Equipment	Production
	Asset Charges	Separation	Relocation	Start-up	Other Costs	Total

Total expected restructuring charge	$118,000	$60,000	$23,500	$23,000	$10,500	$235,000

Balance at May 1, 2009	$0	$0	$0	$0	$0	$0
Charge to expense	3,870	1,139	407	16	279	5,711
Cash payments	0	(50)	(407)	(16)	(279)	(752)
Noncash utilization	(3,870)	0	0	0	0	(3,870)

Balance at April 30, 2010	$0	$1,089	$0	$0	$0	$1,089
Charge to expense	53,569	36,010	6,192	5,194	992	101,957
Cash payments	0	(18,361)	(6,192)	(5,194)	(992)	(30,739)
Noncash utilization	(53,569)	(8,540)	0	0	0	(62,109)

Balance at April 30, 2011	$0	$10,198	$0	$0	$0	$10,198

Remaining expected restructuring charge	$60,561	$22,851	$16,901	$17,790	$9,229	$127,332

Reportable Segments (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Reportable Segments (Tables) [Abstract]
Segmental and geographical information

	Three Months Ended
	July 31,

	2011	2010

Net sales:
U.S. Retail Coffee	$500,109	$393,570
U.S. Retail Consumer Foods	459,500	448,522
International, Foodservice, and Natural Foods	229,274	205,220

Total net sales	$1,188,883	$1,047,312

Segment profit:
U.S. Retail Coffee	$139,711	$111,882
U.S. Retail Consumer Foods	79,019	93,355
International, Foodservice, and Natural Foods	38,545	35,521

Total segment profit	$257,275	$240,758

Interest income	302	433
Interest expense	(15,422)	(16,539)
Share-based compensation expense	(5,151)	(4,340)
Cost of products sold — restructuring	(9,666)	(9,453)
Cost of products sold — merger and integration	(760)	—
Other restructuring costs	(9,897)	(18,104)
Other merger and integration costs	(4,685)	(2,656)
Corporate administrative expenses	(46,413)	(41,038)
Other income — net	1,243	693

Income before income taxes	$166,826	$149,754

The following table sets forth reportable segment and geographical information.

	Year Ended April 30,

	2011	2010	2009

Net sales:
U.S. Retail Coffee	$1,930,869	$1,700,458	$855,571
U.S. Retail Consumer Foods	1,953,043	2,004,700	2,072,532
International, Foodservice, and Natural Foods	941,831	900,131	829,830

Total net sales	$4,825,743	$4,605,289	$3,757,933

Segment profit:
U.S. Retail Coffee	$536,133	$484,006	$211,113
U.S. Retail Consumer Foods	406,455	407,721	361,171
International, Foodservice, and Natural Foods	159,580	140,404	110,242

Total segment profit	$1,102,168	$1,032,131	$682,526

Interest income	2,512	2,793	6,993
Interest expense	(69,594)	(65,187)	(62,478)
Share-based compensation expense	(19,896)	(20,687)	(14,043)
Merger and integration costs	(11,194)	(33,692)	(72,666)
Cost of products sold — restructuring	(54,089)	(3,870)	0
Other restructuring costs	(47,868)	(1,841)	(10,229)
Corporate administrative expenses	(184,849)	(181,132)	(133,313)
Other (expense) income — net	(26)	2,238	(725)

Income before income taxes	$717,164	$730,753	$396,065

Net sales:
Domestic	$4,358,091	$4,167,042	$3,353,362
International:
Canada	$409,710	$385,870	$356,300
All other international	57,942	52,377	48,271

Total international	$467,652	$438,247	$404,571

Total net sales	$4,825,743	$4,605,289	$3,757,933

Assets:
Domestic	$7,912,311	$7,591,931	$7,670,192
International:
Canada	$406,576	$376,788	$514,993
All other international	5,698	6,134	6,976

Total international	$412,274	$382,922	$521,969

Total assets	$8,324,585	$7,974,853	$8,192,161

Long-lived assets:
Domestic	$6,502,749	$6,543,440	$6,406,085
International:
Canada	$184,624	$207,517	$386,948
All other international	213	266	237

Total international	$184,837	$207,783	$387,185

Total long-lived assets	$6,687,586	$6,751,223	$6,793,270
d
Segment profit represents revenue less direct and allocable operating expenses.

Product sales information
The following table presents product sales information.

	Year Ended April 30,

	2011	2010	2009

Coffee	44%	40%	25%
Peanut butter	12	12	14
Fruit spreads	8	8	9
Shortening and oils	7	8	11
Baking mixes and frostings	6	6	8
Canned milk	5	5	7
Flour and baking ingredients	5	5	7
Portion control	3	3	4
Juices and beverages	3	3	3
Uncrustables frozen sandwiches	2	3	3
Toppings and syrups	2	2	3
Other	3	5	6

Total product sales	100%	100%	100%

Earnings per Share (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Earnings Per Share (Tables) [Abstract]
Computation of Earnings Per Common Share

	Three Months Ended July 31,

	2011	2010

Computation of net income per share:
Net income	$111,523	$102,881
Net income allocated to participating securities	1,127	987

Net income allocated to common shareholders	$110,396	$101,894

Weighted-average common shares outstanding	113,122,789	118,156,815

Net income per common share	$0.98	$0.86

The following table sets forth the computation of net income per common share and net income per common share - assuming dilution.

	Year Ended April 30,

	2011	2010	2009

Computation of net income per share:
Net income	$479,482	$494,138	$265,953
Net income allocated to participating securities	4,692	4,321	1,944

Net income allocated to common stockholders	$474,790	$489,817	$264,009

Weighted-average common shares outstanding	117,009,362	117,911,160	84,823,849

Net income per common share	$4.06	$4.15	$3.11

Computation of Earnings Per Common Share - assuming dilution

	Three Months Ended July 31,

	2011	2010

Computation of net income per share — assuming dilution:
Net income	$111,523	$102,881
Net income allocated to participating securities	1,127	986

Net income allocated to common shareholders	$110,396	$101,895

Weighted-average common shares outstanding	113,122,789	118,156,815
Dilutive effect of stock options	57,637	139,564

Weighted-average common shares outstanding — assuming dilution	113,180,426	118,296,379

Net income per common share — assuming dilution	$0.98	$0.86

Computation of net income per share — assuming dilution:
Net income	$479,482	$494,138	$265,953
Net income allocated to participating securities	4,690	4,318	1,947

Net income allocated to common stockholders	$474,792	$489,820	$264,006

Weighted-average common shares outstanding	117,009,362	117,911,160	84,823,849
Dilutive effect of stock options	110,335	130,011	98,938

Weighted-average common shares outstanding — assuming dilution	117,119,697	118,041,171	84,922,787

Net income per common share — assuming dilution	$4.05	$4.15	$3.11

Weighted-average common shares, basic and diluted

	Three Months Ended July 31,

	2011	2010

Weighted-average common shares outstanding	113,122,789	118,156,815
Weighted-average participating shares outstanding	1,154,758	1,144,111

Total weighted-average shares outstanding	114,277,547	119,300,926
Dilutive effect of stock options	57,637	139,564

Total weighted-average shares outstanding — assuming dilution	114,335,184	119,440,490

The following table reconciles the weighted-average common shares used in the basic and diluted earnings per share disclosures to the total weighted-average shares outstanding.

	Year Ended April 30,

	2011	2010	2009

Weighted-average common shares outstanding	117,009,362	117,911,160	84,823,849
Weighted-average participating shares outstanding	1,156,389	1,040,274	624,743

Weighted-average shares outstanding	118,165,751	118,951,434	85,448,592
Dilutive effect of stock options	110,335	130,011	98,938

Weighted-average shares outstanding — assuming dilution	118,276,086	119,081,445	85,547,530

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Apr. 30, 2011
Goodwill and Other Intangible Assets (Tables) [Abstract]
Summary of changes in the Company's goodwill
A summary of changes in the Company’s goodwill during the years ended April 30, 2011 and 2010, by reportable segment is as follows:

			International,
		U.S. Retail	Foodservice,
	U.S. Retail	Consumer	and Natural
	Coffee	Foods	Foods	Total

Balance at May 1, 2009	$1,629,873	$1,030,523	$130,995	$2,791,391
Acquisitions	5,540	289	265	6,094
Foreign currency translation adjustments	0	3,583	6,662	10,245

Balance at April 30, 2010	$1,635,413	$1,034,395	$137,922	$2,807,730
Foreign currency translation adjustments	(47)	1,772	3,291	5,016

Balance at April 30, 2011	$1,635,366	$1,036,167	$141,213	$2,812,746

Other intangible assets and related accumulated amortization and impairment charges
The Company’s other intangible assets and related accumulated amortization and impairment charges are as follows:

		April 30, 2011			April 30, 2010

		Accumulated			Accumulated
		Amortization /			Amortization /
	Acquisition	Impairment		Acquisition	Impairment
	Cost	Charges	Net	Cost	Charges	Net

Finite-lived intangible assets subject to amortization:
Customer and contractual relationships	$1,180,000	$168,125	$1,011,875	$1,180,000	$95,722	$1,084,278
Patents and technology	134,970	25,980	108,990	134,970	15,874	119,096
Trademarks	35,153	6,652	28,501	29,222	3,491	25,731

Total intangible assets subject to amortization	$1,350,123	$200,757	$1,149,366	$1,344,192	$115,087	$1,229,105

Indefinite-lived intangible assets not subject to amortization:
Trademarks	$1,799,862	$9,218	$1,790,644	$1,805,793	$8,383	$1,797,410

Total other intangible assets	$3,149,985	$209,975	$2,940,010	$3,149,985	$123,470	$3,026,515

Amortization expense for finite-lived intangible assets was  $73,438,  $72,417, and  $38,094 in 2011, 2010, and 2009, respectively. The weighted-average useful life of the finite-lived intangible assets is 19 years. Based on the amount of intangible assets subject to amortization at April 30, 2011, the estimated amortization expense for each of the succeeding five years is approximately  $73,000.

Pensions and Other Postretirement Benefits (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Pensions and Other Postretirement Benefits (Tables) [Abstract]
Net periodic benefit cost

	Three Months Ended July 31,

	Defined Benefit Pension Plans		Other Postretirement Benefits

	2011	2010	2011	2010

Service cost	$2,062	$1,858	$525	$405
Interest cost	6,523	6,346	780	690
Expected return on plan assets	(6,885)	(6,657)	0	0
Recognized net actuarial loss (gain)	2,201	1,727	(25)	(134)
Termination benefit cost	0	7,462	0	2,413
Curtailment	0	3,910	0	0
Other	300	288	(100)	(122)

Net periodic benefit cost	$4,201	$14,934	$1,180	$3,252

The following table summarizes the components of net periodic benefit cost and the change in accumulated other comprehensive income (loss) related to the defined benefit pension and other postretirement plans.

	Defined Benefit Pension Plans			Other Postretirement Benefits

Year Ended April 30,	2011	2010	2009	2011	2010	2009

Service cost	$7,504	$5,755	$5,871	$1,620	$1,525	$1,892
Interest cost	25,491	24,788	26,263	2,775	2,607	2,540
Expected return on plan assets	(26,848)	(22,894)	(29,905)	0	0	0
Amortization of prior service cost (credit)	1,146	1,362	1,295	(489)	(489)	(489)
Amortization of net actuarial loss (gain)	10,294	6,291	1,360	(536)	(1,043)	(730)
Settlement loss	0	0	9,908	0	0	0
Curtailment	4,095	0	0	0	0	0
Termination benefit cost	8,395	0	0	2,413	0	0

Net periodic benefit cost	$30,077	$15,302	$14,792	$5,783	$2,600	$3,213

Net change for year in OCI
Other changes in plan assets and benefit liabilities recognized in accumulated other comprehensive income (loss) before income taxes:
Prior service cost arising during the year	$(359)	$(1,334)	$0	$(925)	$0	$0
Net actuarial (loss) gain arising during the year	(13,533)	(13,713)	(74,195)	(7,769)	(3,248)	4,645
Amortization of prior service cost (credit)	1,146	1,362	1,295	(489)	(489)	(489)
Amortization of net actuarial loss (gain)	10,294	6,291	1,360	(536)	(1,043)	(730)
Curtailment	4,095	0	0	0	0	0
Foreign currency translation	(2,032)	(5,932)	2,517	104	173	(231)
Other adjustments	0	(71)	0	0	0	0

Net change for year	$(389)	$(13,397)	$(69,023)	$(9,615)	$(4,607)	$3,195

Weighted-average assumptions used
Weighted-average assumptions used in determining net periodic benefit costs:
U.S. plans:
Discount rate	5.80%	7.40%	6.60%	5.80%	7.40%	6.60%
Expected return on plan assets	7.50	7.75	7.75	0	0	0
Rate of compensation increase	4.15	3.79	3.84	0	0	0
Canadian plans:
Discount rate	5.30%	5.40%	6.10%	5.30%	5.40%	6.10%
Expected return on plan assets	7.08	7.33	7.25	0	0	0
Rate of compensation increase	4.00	4.00	4.00	0	0	0

The Company uses a measurement date of April 30 to determine defined benefit pension plans and other postretirement benefits’ assets and benefit obligations.

Combined status of the plans
The following table sets forth the combined status of the plans as recognized in the Consolidated Balance Sheets.

			Other
	Defined Benefit Pension Plans		Postretirement Benefits

April 30,	2011	2010	2011	2010

Change in benefit obligation:
Benefit obligation at beginning of the year	$450,728	$362,720	$45,592	$38,182
Service cost	7,504	5,755	1,620	1,525
Interest cost	25,491	24,788	2,775	2,607
Amendments	359	1,334	925	0
Actuarial loss	30,276	64,423	7,769	3,248
Participant contributions	498	410	1,077	988
Benefits paid	(30,502)	(25,296)	(3,674)	(2,577)
Foreign currency translation adjustments	8,446	16,594	1,270	1,602
Curtailment	2,151	0	0	0
Termination benefit cost	8,395	0	2,413	0
Other adjustments	0	0	22	17

Benefit obligation at end of the year	$503,346	$450,728	$59,789	$45,592

Change in plan assets:
Fair value of plan assets at beginning of the year	$367,322	$300,482	$0	$0
Actual return on plan assets	45,743	73,604	0	0
Company contributions	16,779	4,436	2,576	1,572
Participant contributions	498	410	1,077	988
Benefits paid	(30,502)	(25,296)	(3,674)	(2,577)
Foreign currency translation adjustments	7,760	13,756	0	0
Other adjustments	0	(70)	21	17

Fair value of plan assets at end of the year	$407,600	$367,322	$0	$0

Funded status of the plans	$(95,746)	$(83,406)	$(59,789)	$(45,592)

Other noncurrent assets	$2,976	$3,562	$0	$0
Defined benefit pensions	(98,722)	(86,968)	0	0
Postretirement benefits other than pensions	0	0	(59,789)	(45,592)

Net benefit liability	$(95,746)	$(83,406)	$(59,789)	$(45,592)

Accumulated other comprehensive (loss) income
The following table summarizes amounts recognized in accumulated other comprehensive income (loss) in the Consolidated Balance Sheets, before income taxes.

			Other
	Defined Benefit Pension Plans		Postretirement Benefits

April 30,	2011	2010	2011	2010

Net actuarial (loss) gain	$(134,306)	$(131,489)	$6,683	$14,885
Prior service (cost) credit	(4,809)	(7,237)	2,129	3,542

Total recognized in accumulated other comprehensive income (loss)	$(139,115)	$(138,726)	$8,812	$18,427

During 2012, the Company expects to recognize amortization of net actuarial losses and prior service cost of  $8,973 and  $746, respectively, in net periodic benefit cost.

Assumptions used in determining the benefit obligations
The following table sets forth the assumptions used in determining the benefit obligations.

	Defined Benefit Pension		Other
	Plans		Postretirement Benefits
April 30,	2011	2010	2011	2010

Weighted-average assumptions used in determining benefit obligation:
U.S. plans:
Discount rate	5.50%	5.80%	5.50%	5.80%
Rate of compensation increase	4.14	4.13	0.00	0.00
Canadian plans:
Discount rate	5.00%	5.30%	5.00%	5.30%
Rate of compensation increase	4.00	4.00	0.00	0.00

For 2012, the assumed health care trend rates are 8.5 percent and 7.0 percent for the U.S. and Canadian plans, respectively. The rate for participants under age 65 is assumed to decrease to 5.0 percent in 2019 and 4.5 percent in 2017 for the U.S. and Canadian plans, respectively. The health care cost trend rate assumption has a significant effect on the amount of the other postretirement benefits obligation and periodic other postretirement benefits cost reported.

One-percentage point annual change in the assumed health care cost
A one-percentage point annual change in the assumed health care cost trend rate would have the following effect as of April 30, 2011:

	One-Percentage Point
	Increase	Decrease

Effect on total service and interest cost components	$193	$(138)
Effect on benefit obligation	2,792	(2,455)

Company's Canadian pension and other postretirement benefit plans
The following table sets forth selective information pertaining to the Company’s Canadian pension and other postretirement benefit plans.

	Defined Benefit Pension		Other Postretirement
	Plans		Benefits
Year Ended April 30,	2011	2010	2011	2010

Benefit obligation at end of the year	$123,600	$112,672	$12,898	$11,586
Fair value of plan assets at end of the year	113,814	99,103	0	0

Funded status of the plans	$(9,786)	$(13,569)	$(12,898)	$(11,586)

Service cost	$1,470	$1,112	$34	$62
Interest cost	5,713	5,491	596	632
Expected return on plan assets	(6,912)	(5,988)	0	0
Curtailment	185	0	0	0
Termination benefit cost	933	0	0	0
Company contributions	4,629	1,698	771	665
Participant contributions	498	410	0	0
Benefits paid	(8,595)	(8,238)	(771)	(665)
Actual return on plan assets	10,419	15,649	0	0
Net periodic benefit cost	6,231	2,746	590	694
Amortization of net actuarial loss (gain)	4,836	2,116	(39)	0

Additional information related to the Company's defined benefit pension plans
The following table sets forth additional information related to the Company’s defined benefit pension plans.

	April 30,
	2011	2010

Accumulated benefit obligation for all pension plans	$468,604	$422,166
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	436,329	290,762
Fair value of plan assets	371,895	225,244
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	473,555	423,270
Fair value of plan assets	374,741	336,454

Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
The following table summarizes the fair value of the major asset classes for the U.S. and Canadian defined benefit pension plans and the levels within the fair value hierarchy in which the fair value measurements fall.

	Quoted Prices in	Significant	Significant
	Active Markets	Observable	Unobservable
	for Identical	Inputs	Inputs	Fair Value at	Fair Value at
	Assets (Level 1)	(Level 2)	(Level 3)	April 30, 2011	April 30, 2010

Cash and cash equivalents (A)	$6,006	$0	$0	$6,006	$5,048
Equity securities:
U.S. (B)	82,457	18,930	4,777	106,164	96,405
International (C)	40,189	41,808	0	81,997	72,786
Fixed-income securities:
Bonds (D)	65,126	17,610	0	82,736	86,852
Fixed income (E)	45,515	34,544	0	80,059	63,843
Other types of investments:
Hedge funds (F)	0	0	37,451	37,451	33,163
Private equity funds (G)	0	0	13,187	13,187	9,225

Total financial assets measured at fair value	$239,293	$112,892	$55,415	$407,600	$367,322

(A)	This category includes money market holdings classified as Level 1 and valued at fair value.

(B)	This category is invested primarily in a portfolio of common stocks included in the Russell 1000 Index and traded on active exchanges. The Level 1 assets are valued using quoted market prices. The Level 2 assets are funds that consist of equity securities traded on active exchanges. The Level 3 assets are valued at approximate fair value.

(C)	This category is invested primarily in common stocks and other equity securities traded on active exchanges whose issuers are located outside of the U.S. The fund invests primarily in developed countries, but may also invest in emerging markets. The Level 1 assets are valued using quoted market prices. The Level 2 assets are funds that consist of equity securities traded on active exchanges.

(D)	This category seeks to duplicate the return characteristics of high-quality corporate bonds with a duration range of 10 to 13 years. The Level 1 assets are valued using quoted market prices. The Level 2 assets are funds that consist of bonds traded on active exchanges.

(E)	This category is comprised of a core fixed-income fund that invests at least 80 percent of its assets in investment-grade U.S. corporate and government fixed-income securities, including mortgage-backed securities. The Level 1 assets are valued using quoted market prices. The Level 2 assets are funds that consist of fixed-income securities traded on active exchanges.

(F)	This category is comprised of two hedge funds. The funds are classified as Level 3 assets and valued using significant unobservable inputs including the funds’ own assumptions. One of the funds has a one-year lock up which has expired and quarterly liquidity with 65 days notice. The second fund has a two-year lock up on initial and subsequent purchases expiring on December 31, 2011.

(G)	This category is comprised of private equity funds consisting of primary limited partnership interests in corporate finance and venture capital funds. The funds are classified as Level 3 and valued using significant unobservable inputs including the funds’ own assumptions. The funds are not liquid and distributions began in calendar 2010.

Rollforward of activity for Level 3 assets
The following table presents a rollforward of activity for Level 3 assets between May 1, 2010 and April 30,2011.

	U.S.		Private
	Equity	Hedge	Equity
	Securities	Funds	Funds	Total

Balance at May 1, 2010	$2,391	$33,163	$9,225	$44,779
Actual return on plan assets still held at reporting date	698	1,988	1,750	4,436
Purchases	1,688	2,300	2,212	6,200

Balance at April 30, 2011	$4,777	$37,451	$13,187	$55,415

Comprehensive Income (Tables)	3 Months Ended
Jul. 31, 2011
Comprehensive Income (Tables) [Abstract]
Components of comprehensive income

	Three Months Ended July 31,

	2011	2010

Net income	$111,523	$102,881
Other comprehensive (loss) income:
Foreign currency translation adjustments	(3,321)	(3,608)
Unrealized loss on available-for-sale securities	(206)	(1,397)
Unrealized (loss) gain on cash flow hedging derivatives, net	(12,122)	8,968
Unrealized loss on pension and other postretirement liabilities	0	(300)
Income tax benefit (expense)	4,482	(2,863)

Comprehensive income	$100,356	$103,681

Share Based Payments (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Share Based Payments (Tables) [Abstract]
Summary of the Company's stock option activity and related information
Stock Options: The following table is a summary of the Company’s stock option activity and related information.

		Weighted-Average
	Options	Exercise Price

Outstanding at May 1, 2010	711,987	$41.06
Exercised	(515,062)	41.01

Outstanding and exercisable at April 30, 2011	196,925	$41.18

At April 30, 2011, the weighted-average remaining contractual term for stock options outstanding and exercisable was approximately 2.6 years and the aggregate intrinsic value of these stock options was approximately  $6,673.
The total intrinsic value of options exercised during 2011, 2010, and 2009 was approximately  $13,355,  $5,876, and  $2,871, respectively.

Summary of the Company's Restricted shares, Deferred shares, Deferred stock units, and Performance units
Other Equity Awards: The following table is a summary of the Company’s restricted shares, deferred shares, deferred stock units, and performance units.

	Restricted/
	Deferred	Weighted-
	Shares and	Average		Weighted-
	Deferred	Grant Date	Performance	Average
	Stock Units	Fair Value	Units	Fair Value

Outstanding at May 1, 2010	1,078,722	$44.74	190,010	$57.37
Granted	303,863	58.32	125,360	77.53
Converted	190,010	57.37	(190,010)	57.37
Vested	(373,522)	47.33	0	0
Forfeited	(41,807)	49.08	0	0

Outstanding at April 30, 2011	1,157,266	$49.39	125,360	$77.53

Weighted-Average grant date fair values of the Equity

	Restricted/
	Deferred	Weighted-		Weighted-
	Shares and	Average		Average
	Deferred	Grant Date	Performance	Grant Date
Year Ended April 30,	Stock Units	Fair Value	Units	Fair Value

2011	303,863	$58.32	125,360	$77.53
2010	504,580	44.63	190,010	57.37
2009	570,359	42.29	114,440	43.44

The performance units column represents the number of restricted shares received by certain executive officers, subsequent to year end, upon conversion of the performance units earned during the year. Restricted stock generally vests four years from the date of grant or upon the attainment of a defined age and years of service.

Share based payments

	Three Months Ended
	July 31,

	2011	2010

Share-based compensation expense included in selling, distribution, and administrative expenses	$5,151	$4,340
Share-based compensation expense included in other merger and integration costs	881	988
Share-based compensation expense included in other restructuring costs	43	64

Total share-based compensation expense	$6,075	$5,392

Related income tax benefit	$2,014	$1,688

The following table summarizes amounts related to share-based payments.

		April 30,
	2011	2010	2009

Share-based compensation expense included in selling, distribution, and administrative expenses	$19,896	$20,687	$14,043
Share-based compensation expense included in merger and integration costs	4,148	5,262	8,062
Share-based compensation expense included in other restructuring costs	290	0	0

Total share-based compensation expense	$24,334	$25,949	$22,105

Related income tax benefit	$8,064	$8,402	$7,261

Debt and Financing Arrangements (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Debt and Financing Arrangements (Tables) [Abstract]
Long-term debt

	July 31, 2011	April 30, 2011

4.78% Senior Notes due June 1, 2014	$100,000	$100,000
6.12% Senior Notes due November 1, 2015	24,000	24,000
6.63% Senior Notes due November 1, 2018	394,489	380,039
5.55% Senior Notes due April 1, 2022	400,000	400,000
4.50% Senior Notes due June 1, 2025	400,000	400,000

Total long-term debt	$1,318,489	$1,304,039

Long-term debt consists of the following:

	April 30,
	2011	2010

7.94% Series C Senior Notes due September 1, 2010	$0	$10,000
4.78% Senior Notes due June 1, 2014	100,000	100,000
6.12% Senior Notes due November 1, 2015	24,000	24,000
6.63% Senior Notes due November 1, 2018	380,039	376,000
5.55% Senior Notes due April 1, 2022	400,000	400,000
4.50% Senior Notes due June 1, 2025	400,000	0

Total long-term debt	$1,304,039	$910,000
Current portion of long-term debt	0	10,000

Total long-term debt, less current portion	$1,304,039	$900,000

Derivative Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Derivative Financial Instruments (Tables) [Abstract]
Fair value of derivative instruments

	July 31, 2011			April 30, 2011
	Other	Other	Other	Other	Other	Other
	Current	Noncurrent	Current	Current	Current	Noncurrent
	Assets	Assets	Liabilities	Assets	Liabilities	Liabilities

Derivatives designated as hedging
instruments:
Commodity contracts	$914	$0	$598	$3,408	$0	$0
Interest rate contract	7,919	10,569	0	5,423	0	1,384

Total derivatives designated as hedging instruments	$8,833	$10,569	$598	$8,831	$0	$1,384

Derivatives not designated as hedging
instruments:
Commodity contracts	$13,092	$0	$4,181	$9,887	$5,432	$0
Foreign currency exchange contracts	186	29	1,963	317	3,204	0

Total derivatives not designated as hedging instruments	$13,278	$29	$6,144	$10,204	$8,636	$0

Total derivatives instruments	$22,111	$10,598	$6,742	$19,035	$8,636	$1,384

The following table sets forth the fair value of derivative instruments as recognized in the Consolidated Balance Sheets at April 30, 2011 and 2010.

	April 30, 2011			April 30, 2010
	Other	Other	Other	Other	Other
	Current	Current	Noncurrent	Current	Current
	Assets	Liabilities	Liabilities	Assets	Liabilities

Derivatives designated as hedging instruments:
Commodity contracts	$3,408	$0	$0	$1,874	$9
Interest rate contract	5,423	0	1,384	0	0

Total derivatives designated as hedging instruments	$8,831	$0	$1,384	$1,874	$9

Derivatives not designated as hedging instruments:
Commodity contracts	$9,887	$5,432	$0	$2,414	$599
Foreign currency exchange contracts	317	3,204	0	0	830

Total derivatives not designated as hedging instruments	$10,204	$8,636	$0	$2,414	$1,429

Total derivative instruments	$19,035	$8,636	$1,384	$4,288	$1,438

The Company has elected to not offset fair value amounts recognized for commodity derivative instruments and its cash margin accounts executed with the same counterparty. The Company maintained cash margin accounts of  $12,292 and  $5,714 at April 30, 2011 and 2010, respectively, that are included in other current assets in the Consolidated Balance Sheets.

Gains and losses recognized on derivatives designated as cash flow hedges

	Three Months Ended July 31,
	2011	2010

(Losses) gains recognized in other comprehensive (loss) income (effective portion)	$(6,014)	$8,931
Gains (losses) reclassified from accumulated other comprehensive (loss) income to cost of products sold (effective portion)	6,108	(37)

Change in accumulated other comprehensive (loss) income	$(12,122)	$8,968

(Losses) gains recognized in cost of products sold (ineffective portion)	$(121)	$171

The following table presents information on gains recognized on derivatives designated as cash flow hedges, all of which hedge commodity price risk.

	Year Ended April 30,
	2011	2010

Gains recognized in other comprehensive income (effective portion)	$21,082	$6,029
Gains reclassified from accumulated other comprehensive income (loss) to cost of products sold (effective portion)	14,780	5,395

Change in accumulated other comprehensive income (loss)	$6,302	$634

Gains recognized in cost of products sold (ineffective portion)	$611	$200

Included as a component of accumulated other comprehensive income (loss) at April 30, 2011 and 2010, were deferred pre-tax gains of  $9,430 and  $3,128, respectively. The related tax impact recognized in accumulated other comprehensive income (loss) was  $3,430 and  $1,134 at April 30, 2011 and 2010, respectively. The entire amount of the deferred gain included in accumulated other comprehensive income (loss) at April 30, 2011, is expected to be recognized in earnings within one year as the related inventory is sold.

Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments

	Three Months Ended
	July 31,
	2011	2010

Gains on commodity contracts	$13,697	$4,393
Gains on foreign currency exchange contracts	85	477

Gains recognized in cost of products sold (derivatives not designated as hedging instruments)	$13,782	$4,870

The following table presents the realized and unrealized losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments.

	Year Ended April 30,
	2011	2010

Losses on commodity contracts	$3,994	$2,384
Losses on foreign currency exchange contracts	3,290	7,234

Losses recognized in cost of products sold (derivatives not designated as hedging instruments)	$7,284	$9,618

Outstanding derivative contracts

	July 31, 2011	April 30, 2011

Commodity contracts	$965,726	$869,107
Foreign currency exchange contracts	100,602	73,158
Interest rate contract	376,000	376,000

The following table presents the gross contract notional value of outstanding derivative contracts at April 30, 2011 and 2010.

	April 30,
	2011	2010

Commodity contracts	$869,107	$323,351
Foreign currency exchange contracts	73,158	45,295
Interest rate contract	376,000	0

Other Financial Instruments and Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Other Financial Instruments and Fair Value Measurements (Tables) [Abstract]
Carrying amount and fair value of financial instruments

	July 31, 2011		April 30, 2011
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value

Marketable securities	$—	$—	$18,600	$18,600
Other investments	41,779	41,779	41,560	41,560
Derivatives financial instruments, net	25,967	25,967	9,015	9,015
Long-term debt	1,318,489	1,661,566	1,304,039	1,648,614

The following table provides information on the carrying amount and fair value of the Company’s financial instruments.

	April 30, 2011		April 30, 2010
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value

Marketable securities	$18,600	$18,600	$0	$0
Other investments	41,560	41,560	34,895	34,895
Derivative financial instruments, net	9,015	9,015	2,850	2,850
Long-term debt	1,304,039	1,648,614	910,000	1,172,467

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Valuation techniques are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect the Company’s market assumptions.

Financial assets (liabilities) measured at fair value on a recurring basis

	Quoted Prices in	Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs	Fair Value at	Fair Value at
	(Level 1)	(Level 2)	(Level 3)	July 31, 2011	April 30, 2011

Marketable securities: (A)	$0	$0	$0	$0	$18,600
Other investments: (B)
Equity mutual funds	13,861	0	0	13,861	14,011
Municipal obligations	0	20,473	0	20,473	20,042
Other investments	402	7,043	0	7,445	7,507
Derivatives: (C)
Commodity contracts, net	9,227	0	0	9,227	7,863
Foreign currency exchange contracts, net	(1,748)	0	0	(1,748)	(2,887)
Interest rate contract, net	0	18,488	0	18,488	4,039

Total financial assets measured at fair value	$21,742	$46,004	$0	$67,746	$69,175

(A)	The Company’s marketable securities consisted entirely of commercial paper. One security of $10.0 million was sold and one security of $8.6 million matured in the three months ended July 31, 2011. They were broker-priced and valued by a third party using an evaluated pricing methodology. An evaluated pricing methodology is a valuation technique which uses inputs that are derived principally from or corroborated by observable market data.

(B)	The Company’s other investments consist of funds maintained for the payment of benefits associated with nonqualified retirement plans. The funds include equity securities listed in active markets and municipal obligations valued by a third party using an evaluated pricing methodology. As of July 31, 2011, the Company’s municipal obligations are scheduled to mature as follows: $1,463 in 2012, $3,392 in 2013, $741 in 2014, $2,764 in 2015, and $12,113 in 2016 and beyond.

(C)	The Company’s commodity contract and foreign currency exchange contract derivatives are valued using quoted market prices. The Company’s interest rate contract derivative is valued using the income approach, observable Level 2 market expectations at the measurement date, and standard valuation techniques to convert future amounts to a single discounted present value. Level 2 inputs for the interest rate contract are limited to quoted prices for similar assets or liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability. For additional information, see Note M — Derivative Financial Instruments.

The following table summarizes the fair values and the levels within the fair value hierarchy in which the fair value measurements fall for the Company’s financial assets (liabilities).

	Quoted Prices in	Significant	Significant
	Active Markets	Observable	Unobservable
	for Identical	Inputs	Inputs	Fair Value at	Fair Value at
	Assets (Level 1)	(Level 2)	(Level 3)	April 30, 2011	April 30, 2010

Marketable securities: (A)
Mortgage-backed securities	$0	$18,600	$0	$18,600	$0
Other investments: (B)
Equity mutual funds	14,011	0	0	14,011	11,626
Municipal obligations	0	20,042	0	20,042	16,753
Other investments	464	7,043	0	7,507	6,516
Derivatives: (C)
Commodity contracts, net	7,863	0	0	7,863	3,680
Foreign currency exchange contracts, net	(2,887)	0	0	(2,887)	(830)
Interest rate contract, net	0	4,039	0	4,039	0

Total financial assets measured at fair value	$19,451	$49,724	$0	$69,175	$37,745

(A)	The Company’s marketable securities, consisting entirely of mortgage-backed securities, are broker-priced and valued by a third party using an evaluated pricing methodology. An evaluated pricing methodology is a valuation technique which uses inputs that are derived principally from or corroborated by observable market data. For additional information, see Marketable Securities and Other Investments of Note A: Accounting Policies.

(B)	The Company’s other investments consist of funds maintained for the payment of benefits associated with nonqualified retirement plans. The funds include equity securities listed in active markets and municipal bonds valued by a third party using an evaluated pricing methodology. For additional information, see Marketable Securities and Other Investments of Note A: Accounting Policies.

(C)	The Company’s commodity contract and foreign currency exchange contract derivatives are valued using quoted market prices. The Company’s interest rate contract derivative is valued using the income approach, observable Level 2 market expectations at the measurement date, and standard valuation techniques to convert future amounts to a single discounted present value. Level 2 inputs for the interest rate contract are limited to quoted prices for similar assets or liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability. For additional information, see Note M: Derivative Financial Instruments.

Nonfinancial assets adjusted to fair value
The following tables present the Company’s nonfinancial assets adjusted to fair value during the years ended April 30, 2011 and 2010, respectively.

	Carrying			Carrying
	Amount at	Fair Value	Other	Amount at
	May 1, 2010	Adjustment	Adjustments	April 30, 2011

Indefinite-lived trademarks (D)	$11,896	$(4,065)	$510	$8,341
Finite-lived customer relationship (D)	18,964	(13,534)	(222)	5,208

Total nonfinancial assets adjusted to fair value	$30,860	$(17,599)	$288	$13,549

	Carrying			Carrying
	Amount at	Fair Value	Other	Amount at
	May 1, 2009	Adjustment	Adjustments	April 30, 2010

Indefinite-lived trademarks (D)	$21,370	$(9,133)	$2,315	$14,552
Finite-lived trademarks (D)	3,012	(2,525)	(487)	0

Total nonfinancial assets adjusted to fair value	$24,382	$(11,658)	$1,828	$14,552

(D)	The Company utilized Level 3 inputs to estimate the fair value of the nonfinancial assets. For additional information, see Note G: Goodwill and Other Intangible Assets.
During 2011 and 2010, the Company recognized fair value adjustments related to the impairment of certain indefinite-lived and finite-lived intangible assets. Other adjustments related to foreign currency exchange and amortization were recognized during the years ended April 30, 2011 and 2010.

Income Taxes (Tables)	12 Months Ended
Apr. 30, 2011
Income Taxes (Tables) [Abstract]
Deferred tax assets and liabilities
Deferred income taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting. Significant components of the Company’s deferred tax assets and liabilities are as follows:

	April 30,
	2011	2010

Deferred tax liabilities:
Intangible assets	$1,025,301	$1,042,375
Property, plant, and equipment	111,537	121,950
Other	10,016	22,042

Total deferred tax liability	$1,146,854	$1,186,367

Deferred tax assets:
Post-employment and other employee benefits	$84,723	$69,887
Tax credit and loss carryforwards	4,583	5,049
Intangible assets	3,279	3,984
Other	27,668	21,247

Total deferred tax assets	$120,253	$100,167
Valuation allowance for deferred tax assets	(3,324)	(3,470)

Total deferred tax assets, less allowance	$116,929	$96,697

Net deferred tax liability	$1,029,925	$1,089,670

Domestic and foreign loss and credit carryforwards
The following table summarizes domestic and foreign loss and credit carryforwards at April 30, 2011.

	Related Tax	Deferred	Valuation
	Deduction	Tax Asset	Allowance	Expiration Date

Tax carryforwards:
State loss carryforwards	$68,869	$3,407	$3,187	2012 to 2030
State tax credit carryforwards	0	1,160	0	2018
Foreign jurisdictional tax credit carryforwards	0	16	0	2014

Total tax carryforwards	$68,869	$4,583	$3,187

Income (loss) before income taxes
Income (loss) before income taxes is as follows:

	Year Ended April 30,
	2011	2010	2009

Domestic	$729,654	$712,226	$378,293
Foreign	(12,490)	18,527	17,772

Income before income taxes	$717,164	$730,753	$396,065

Components of the provision for income taxes
The components of the provision for income taxes are as follows:

	Year Ended April 30,
	2011	2010	2009

Current:
Federal	$271,361	$256,444	$97,182
Foreign	4,554	6,584	1,688
State and local	21,568	12,907	5,717
Deferred:
Federal	(51,011)	(21,362)	27,158
Foreign	(7,338)	(4,386)	(831)
State and local	(1,452)	(13,572)	(802)

Total income tax expense	$237,682	$236,615	$130,112

Reconciliation of the statutory federal income tax rate and the effective income tax rate
A reconciliation of the statutory federal income tax rate and the effective income tax rate is as follows:

	Year Ended April 30,
Percent of Pretax Income	2011	2010	2009

Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes, net of federal income tax benefit	2.2	1.2	0.6
Domestic manufacturing deduction	(3.8)	(1.9)	(1.5)
Other items — net	(0.3)	(1.9)	(1.2)

Effective income tax rate	33.1%	32.4%	32.9%

Income taxes paid	$365,994	$212,981	$69,107

Reconciliation of unrecognized tax benefits
A reconciliation of the Company’s unrecognized tax benefits is as follows:

	2011	2010

Balance at May 1,	$15,322	$13,794
Increases:
Current year tax positions	5,237	3,977
Prior year tax positions	4,106	2,353
Foreign currency translation	0	686
Decreases:
Prior year tax positions	271	0
Settlement with tax authorities	31	0
Expiration of statute of limitations periods	3,985	5,488
Foreign currency translation	117	0

Balance at April 30,	$20,261	$15,322

Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Apr. 30, 2011
Accumulated Other Comprehensive Income (Loss) (Tables) [Abstract]
Components of accumulated other comprehensive (loss) income
Comprehensive income is included in the Statements of Consolidated Shareholders’ Equity. The components of accumulated other comprehensive income (loss) as shown in the Consolidated Balance Sheets are as follows:

	Foreign	Pension	Unrealized	Unrealized	Accumulated
	Currency	and Other	Gain (Loss) on	Gain on Cash	Other
	Translation	Postretirement	Available-for-	Flow Hedging	Comprehensive
	Adjustment	Liabilities	Sale Securities	Derivatives	Income (Loss)

Balance at May 1, 2008	$58,086	$(24,214)	$589	$8,151	$42,612
Reclassification adjustments	0	0	0	(12,885)	(12,885)
Current period (charge) credit	(47,024)	(65,828)	(4,384)	2,494	(114,742)
Income tax benefit	0	22,349	1,586	3,810	27,745

Balance at April 30, 2009	$11,062	$(67,693)	$(2,209)	$1,570	$(57,270)
Reclassification adjustments	0	0	0	(2,494)	(2,494)
Current period credit (charge)	45,926	(18,004)	4,162	3,128	35,212
Income tax benefit (expense)	0	5,691	(1,510)	(210)	3,971

Balance at April 30, 2010	$56,988	$(80,006)	$443	$1,994	$(20,581)
Reclassification adjustments	0	0	0	(3,128)	(3,128)
Current period credit (charge)	24,773	(10,004)	2,124	9,430	26,323
Income tax benefit (expense)	0	4,076	(765)	(2,296)	1,015

Balance at April 30, 2011	$81,761	$(85,934)	$1,802	$6,000	$3,629

Income tax benefit (expense) is determined using the applicable deferred tax rate for each component of accumulated other comprehensive income (loss).

Common Shares (Tables)	3 Months Ended
Jul. 31, 2011
Common Shares (Tables) [Abstract]
Common Shares Information

	July 31, 2011	April 30, 2011

Common shares authorized	150,000,000	150,000,000
Common shares outstanding	114,383,657	114,172,122
Treasury shares	14,221,508	14,432,043

Guarantor and Non-Guarantor Financial Information (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Guarantor and Non-Guarantor Financial Information (Tables) [Abstract]
CONDENSED STATEMENTS OF CONSOLIDATED INCOME
CONDENSED STATEMENTS OF CONSOLIDATED INCOME
Quarter Ended July 31, 2011

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

Net sales	$917,109	$347,488	$753,389	$(829,103)	$1,188,883
Cost of products sold	780,585	318,295	484,957	(826,038)	757,799

Gross Profit	136,524	29,193	268,432	(3,065)	431,084
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	59,315	12,202	159,617	0	231,134
Amortization	1,297	0	18,938	0	20,235
Other operating expense (income) — net	67	(498)	(557)	0	(988)

Operating Income	75,845	17,489	90,434	(3,065)	180,703
Interest (expense) income — net	(15,374)	975	(721)	0	(15,120)
Other income — net	791	117	335	0	1,243
Equity in net earnings of subsidiaries	69,586	46,319	17,608	(133,513)	0

Income Before Income Taxes	130,848	64,900	107,656	(136,578)	166,826
Income taxes	19,325	323	35,655	0	55,303

Net Income	$111,523	$64,577	$72,001	$(136,578)	$111,523

Quarter Ended July 31, 2010

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

Net sales	$822,307	$619,257	$893,326	$(1,287,578)	$1,047,312
Cost of products sold	672,077	550,930	684,019	(1,268,149)	638,877

Gross Profit	150,230	68,327	209,307	(19,429)	408,435
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	47,598	28,450	147,973	0	224,021
Amortization	1,297	16,168	1,032	0	18,497
Other operating (income) expense — net	(280)	209	821	0	750

Operating Income	101,615	23,500	59,481	(19,429)	165,167
Interest (expense) income — net	(16,155)	975	(926)	0	(16,106)
Other (expense) income — net	(79)	158	614	0	693
Equity in net earnings of subsidiaries	36,661	19,262	17,260	(73,183)	0

Income Before Income Taxes	122,042	43,895	76,429	(92,612)	149,754
Income taxes	19,161	2,438	25,274	0	46,873

Net Income	$102,881	$41,457	$51,155	$(92,612)	$102,881

CONDENSED STATEMENTS OF CONSOLIDATED INCOME
Year Ended April 30, 2011

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

Net sales	$3,880,940	$2,805,614	$3,759,833	$(5,620,644)	$4,825,743
Cost of products sold	3,196,825	2,546,492	2,884,851	(5,600,942)	3,027,226

Gross Profit	684,115	259,122	874,982	(19,702)	1,798,517
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	216,731	79,263	626,182	0	922,176
Amortization and impairment charges	5,188	64,675	21,580	0	91,443
Other operating (income) expense — net	(665)	(2,599)	3,890	0	626

Operating Income	462,861	117,783	223,330	(19,702)	784,272
Interest (expense) income — net	(67,687)	3,400	(2,795)	0	(67,082)
Other (expense) income — net	(1,338)	1,735	(423)	0	(26)
Equity in net earnings of subsidiaries	203,115	83,879	67,256	(354,250)	0

Income Before Income Taxes	596,951	206,797	287,368	(373,952)	717,164
Income taxes	117,469	21,838	98,375	0	237,682

Net Income	$479,482	$184,959	$188,993	$(373,952)	$479,482

Year Ended April 30, 2010

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

Net sales	$3,675,770	$2,899,461	$3,723,605	$(5,693,547)	$4,605,289
Cost of products sold	3,259,807	2,383,363	2,858,293	(5,682,864)	2,818,599

Gross Profit	415,963	516,098	865,312	(10,683)	1,786,690
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	193,036	107,407	613,311	0	913,754
Amortization and impairment charges	10,200	65,681	9,434	0	85,315
Other operating (income) expense — net	(22,546)	7,083	12,175	0	(3,288)

Operating Income	235,273	335,927	230,392	(10,683)	790,909
Interest (expense) income — net	(53,264)	12,429	(21,559)	0	(62,394)
Other income (expense) — net	151	17,609	(15,522)	0	2,238
Equity in net earnings of subsidiaries	393,208	61,459	35,223	(489,890)	0

Income Before Income Taxes	575,368	427,424	228,534	(500,573)	730,753
Income taxes	81,230	77,280	78,105	0	236,615

Net Income	$494,138	$350,144	$150,429	$(500,573)	$494,138

Year Ended April 30, 2009

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

Net sales	$2,468,942	$1,708,868	$2,816,321	$(3,236,198)	$3,757,933
Cost of products sold	2,080,012	1,552,147	2,120,199	(3,245,854)	2,506,504

Gross Profit	388,930	156,721	696,122	9,656	1,251,429
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	150,559	100,249	505,652	0	756,460
Amortization and impairment charges	3,891	33,417	3,006	0	40,314
Other operating expense (income) — net	1,296	2,328	(1,244)	0	2,380

Operating Income	233,184	20,727	188,708	9,656	452,275
Interest (expense) income — net	(39,865)	(12,435)	(3,185)	0	(55,485)
Other income (expense) — net	550	900	(2,175)	0	(725)
Equity in net earnings of subsidiaries	133,053	101,361	0	(234,414)	0

Income Before Income Taxes	326,922	110,553	183,348	(224,758)	396,065
Income taxes	60,969	1,481	67,662	0	130,112

Net Income	$265,953	$109,072	$115,686	$(224,758)	$265,953

CONDENSED CONSOLIDATED BALANCE SHEETS
CONDENSED CONSOLIDATED BALANCE SHEETS
July 31, 2011

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

ASSETS
CURRENT ASSETS
Cash and cash equivalents	$75	$0	$102,400	$0	$102,475
Inventories	0	217,662	1,018,925	(22,766)	1,213,821
Other current assets	340,729	7,781	74,966	0	423,476

Total Current Assets	340,804	225,443	1,196,291	(22,766)	1,739,772
PROPERTY, PLANT, AND EQUIPMENT, NET	202,604	328,217	394,866	0	925,687
INVESTMENTS IN SUBSIDIARIES AND INTERCOMPANY	5,493,671	825,624	680,792	(7,000,087)	0
OTHER NONCURRENT ASSETS
Goodwill	976,618	0	1,927,095	0	2,903,713
Other intangible assets, net	439,734	0	2,693,027	0	3,132,761
Other noncurrent assets	61,965	12,474	5,651	0	80,090

Total Other Noncurrent Assets	1,478,317	12,474	4,625,773	0	6,116,564

	$7,515,396	$1,391,758	$6,897,722	$(7,022,853)	$8,782,023

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES	$570,895	$98,619	$205,720	$0	$875,234
NONCURRENT LIABILITIES
Long-term debt	1,318,489	0	0	0	1,318,489
Deferred income taxes	115,911	0	922,408	0	1,038,319
Other noncurrent liabilities	161,847	16,439	23,441	0	201,727

Total Noncurrent Liabilities	1,596,247	16,439	945,849	0	2,558,535
SHAREHOLDERS’ EQUITY	5,348,254	1,276,700	5,746,153	(7,022,853)	5,348,254

	$7,515,396	$1,391,758	$6,897,722	$(7,022,853)	$8,782,023

April 30, 2011

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

ASSETS
CURRENT ASSETS
Cash and cash equivalents	$206,845	$0	$113,000	$0	$319,845
Inventories	0	182,531	700,750	(19,702)	863,579
Other current assets	364,377	8,190	81,008	0	453,575

Total Current Assets	571,222	190,721	894,758	(19,702)	1,636,999
PROPERTY, PLANT, AND EQUIPMENT, NET	193,321	305,519	369,042	0	867,882
INVESTMENTS IN SUBSIDIARIES AND INTERCOMPANY	4,872,622	802,936	1,209,603	(6,885,161)	0
OTHER NONCURRENT ASSETS
Goodwill	981,606	0	1,831,140	0	2,812,746
Other intangible assets, net	440,174	3,116	2,496,720	0	2,940,010
Other noncurrent assets	50,012	15,106	1,830	0	66,948

Total Other Noncurrent Assets	1,471,792	18,222	4,329,690	0	5,819,704

	$7,108,957	$1,317,398	$6,803,093	$(6,904,863)	$8,324,585

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES	$234,262	$81,239	$167,175	$0	$482,676
NONCURRENT LIABILITIES
Long-term debt	1,304,039	0	0	0	1,304,039
Deferred income taxes	115,985	0	926,838	0	1,042,823
Other noncurrent liabilities	162,308	16,447	23,929	0	202,684

Total Noncurrent Liabilities	1,582,332	16,447	950,767	0	2,549,546
SHAREHOLDERS’ EQUITY	5,292,363	1,219,712	5,685,151	(6,904,863)	5,292,363

	$7,108,957	$1,317,398	$6,803,093	$(6,904,863)	$8,324,585

CONDENSED CONSOLIDATED BALANCE SHEETS
April 30, 2011

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

ASSETS
CURRENT ASSETS
Cash and cash equivalents	$206,845	$0	$113,000	$0	$319,845
Inventories	0	182,531	700,750	(19,702)	863,579
Other current assets	364,377	8,190	81,008	0	453,575

Total Current Assets	571,222	190,721	894,758	(19,702)	1,636,999
PROPERTY, PLANT, AND EQUIPMENT, NET	193,321	305,519	369,042	0	867,882
INVESTMENTS IN SUBSIDIARIES AND INTERCOMPANY	4,872,622	802,936	1,209,603	(6,885,161)	0
OTHER NONCURRENT ASSETS
Goodwill	981,606	0	1,831,140	0	2,812,746
Other intangible assets, net	440,174	3,116	2,496,720	0	2,940,010
Other noncurrent assets	50,012	15,106	1,830	0	66,948

Total Other Noncurrent Assets	1,471,792	18,222	4,329,690	0	5,819,704

	$7,108,957	$1,317,398	$6,803,093	$(6,904,863)	$8,324,585

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES	$234,262	$81,239	$167,175	$0	$482,676
NONCURRENT LIABILITIES
Long-term debt	1,304,039	0	0	0	1,304,039
Deferred income taxes	115,985	0	926,838	0	1,042,823
Other noncurrent liabilities	162,308	16,447	23,929	0	202,684

Total Noncurrent Liabilities	1,582,332	16,447	950,767	0	2,549,546
SHAREHOLDERS’ EQUITY	5,292,363	1,219,712	5,685,151	(6,904,863)	5,292,363

	$7,108,957	$1,317,398	$6,803,093	$(6,904,863)	$8,324,585

April 30, 2010

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

ASSETS
CURRENT ASSETS
Cash and cash equivalents	$217,730	$0	$65,840	$0	$283,570
Inventories	0	167,988	486,629	322	654,939
Other current assets	211,452	18,159	55,510	0	285,121

Total Current Assets	429,182	186,147	607,979	322	1,223,630
PROPERTY, PLANT, AND EQUIPMENT, NET	150,008	290,285	418,020	0	858,313
INVESTMENTS IN SUBSIDIARIES AND INTERCOMPANY	4,693,160	(2,188,002)	155,519	(2,660,677)	0
OTHER NONCURRENT ASSETS
Goodwill	981,612	1,644,076	182,042	0	2,807,730
Other intangible assets, net	441,599	2,408,724	176,192	0	3,026,515
Other noncurrent assets	41,519	13,853	3,293	0	58,665

Total Other Noncurrent Assets	1,464,730	4,066,653	361,527	0	5,892,910

	$6,737,080	$2,355,083	$1,543,045	$(2,660,355)	$7,974,853

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES	$277,556	$74,897	$126,444	$0	$478,897
NONCURRENT LIABILITIES
Long-term debt	900,000	0	0	0	900,000
Deferred income taxes	106,722	912,549	82,235	0	1,101,506
Other noncurrent liabilities	126,482	16,293	25,355	0	168,130

Total Noncurrent Liabilities	1,133,204	928,842	107,590	0	2,169,636
SHAREHOLDERS’ EQUITY	5,326,320	1,351,344	1,309,011	(2,660,355)	5,326,320

	$6,737,080	$2,355,083	$1,543,045	$(2,660,355)	$7,974,853

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS
CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS
Three Months Ended July 31, 2011

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated
Net cash provided by (used for) operating activities	$83,115	$5,393	$(146,746)	$0	$(58,238)

INVESTING ACTIVITIES
Business acquired, net of cash acquired	0	0	(362,846)	0	(362,846)
Additions to property, plant, and equipment	(15,952)	(32,150)	(19,530)	0	(67,632)
Sale and maturity of marketable securities	18,600	0	0	0	18,600
Proceeds from disposal of property, plant, and equipment	9	9	112	0	130
Other — net	2	(1)	(19)	0	(18)

Net cash provided by (used for) investing activities	2,659	(32,142)	(382,283)	0	(411,766)

FINANCING ACTIVITIES
Revolving credit agreement — net	306,700	0	0	0	306,700
Quarterly dividends paid	(50,159)	0	0	0	(50,159)
Purchase of treasury shares	(5,385)	0	0	0	(5,385)
Proceeds from stock option exercises	242	0	0	0	242
Intercompany	(546,476)	26,749	519,727	0	0
Other — net	2,534	0	0	0	2,534

Net cash (used for) provided by financing activities	(292,544)	26,749	519,727	0	253,932
Effect of exchange rate changes	0	0	(1,298)	0	(1,298)

Net decrease in cash and cash equivalents	(206,770)	0	(10,600)	0	(217,370)
Cash and cash equivalents at beginning of period	206,845	0	113,000	0	319,845

Cash and cash equivalents at end of period	$75	$0	$102,400	$0	$102,475

Three Months Ended July 31, 2010

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated
Net cash (used for) provided by operating activities	$(16,873)	$2,977	$(13,342)	$0	$(27,238)

INVESTING ACTIVITIES
Additions to property, plant, and equipment	(13,721)	(2,584)	(10,641)	0	(26,946)
Purchases of marketable securities	(57,037)	0	0	0	(57,037)
Proceeds from disposal of property, plant, and equipment	0	276	14	0	290
Other — net	(11)	36	15	0	40

Net cash used for investing activities	(70,769)	(2,272)	(10,612)	0	(83,653)

FINANCING ACTIVITIES
Proceeds from long-term debt	400,000	0	0	0	400,000
Quarterly dividends paid	(47,594)	0	0	0	(47,594)
Purchase of treasury shares	(5,033)	0	0	0	(5,033)
Proceeds from stock option exercises	1,325	0	0	0	1,325
Intercompany	(27,469)	(705)	28,174	0	0
Other — net	2,213	0	0	0	2,213

Net cash provided by (used for) financing activities	323,442	(705)	28,174	0	350,911
Effect of exchange rate changes	0	0	(817)	0	(817)

Net increase in cash and cash equivalents	235,800	0	3,403	0	239,203
Cash and cash equivalents at beginning of period	217,730	0	65,840	0	283,570

Cash and cash equivalents at end of period	$453,530	$0	$69,243	$0	$522,773

CONDENSED STATEMENTS OF CONSOLIDATED CASH FLOWS
Year Ended April 30, 2011

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

Net Cash Provided by Operating Activities	$212,428	$92,965	$86,169	$0	$391,562

INVESTING ACTIVITIES
Additions to property, plant, and equipment	(59,072)	(53,416)	(67,592)	0	(180,080)
Purchases of marketable securities	(75,637)	0	0	0	(75,637)
Sale and maturities of marketable securities	57,100	0	0	0	57,100
Proceeds from disposal of property, plant, and equipment	1,081	305	4,444	0	5,830
Other — net	(43)	37	(120)	0	(126)

Net Cash Used for Investing Activities	(76,571)	(53,074)	(63,268)	0	(192,913)

FINANCING ACTIVITIES
Repayments of long-term debt	(10,000)	0	0	0	(10,000)
Proceeds from long-term debt	400,000	0	0	0	400,000
Quarterly dividends paid	(194,024)	0	0	0	(194,024)
Purchase of treasury shares	(389,135)	0	0	0	(389,135)
Proceeds from stock option exercises	14,525	0	0	0	14,525
Intercompany	24,152	(39,891)	15,739	0	0
Other — net	7,740	0	475	0	8,215

Net Cash (Used for) Provided by Financing Activities	(146,742)	(39,891)	16,214	0	(170,419)
Effect of exchange rate changes on cash	0	0	8,045	0	8,045

Net (decrease) increase in cash and cash equivalents	(10,885)	0	47,160	0	36,275
Cash and cash equivalents at beginning of year	217,730	0	65,840	0	283,570

Cash and Cash Equivalents at End of Year	$206,845	$0	$113,000	$0	$319,845

Year Ended April 30, 2010

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

Net Cash Provided by (Used for) Operating Activities	$499,197	$218,064	$(3,783)	$0	$713,478

INVESTING ACTIVITIES
Additions to property, plant, and equipment	(41,148)	(62,324)	(33,511)	0	(136,983)
Proceeds from sale of businesses	19,554	0	0	0	19,554
Sale and maturities of marketable securities	13,519	0	0	0	13,519
Proceeds from disposal of property, plant, and equipment	0	185	20	0	205
Other — net	(706)	0	(32)	0	(738)

Net Cash Used for Investing Activities	(8,781)	(62,139)	(33,523)	0	(104,443)

FINANCING ACTIVITIES
Repayment of bank note payable	0	(350,000)	0	0	(350,000)
Repayments of long-term debt	(275,000)	0	0	0	(275,000)
Quarterly dividends paid	(166,224)	0	0	0	(166,224)
Purchase of treasury shares	(5,569)	0	0	0	(5,569)
Proceeds from stock option exercises	6,413	0	0	0	6,413
Intercompany	(258,696)	194,075	64,621	0	0
Other — net	2,393	0	(561)	0	1,832

Net Cash (Used for) Provided by Financing Activities	(696,683)	(155,925)	64,060	0	(788,548)
Effect of exchange rate changes on cash	0	0	6,390	0	6,390

Net (decrease) increase in cash and cash equivalents	(206,267)	0	33,144	0	(173,123)
Cash and cash equivalents at beginning of year	423,997	0	32,696	0	456,693

Cash and Cash Equivalents at End of Year	$217,730	$0	$65,840	$0	$283,570

Year Ended April 30, 2009

	The J.M. Smucker	Subsidiary	Non-Guarantor
	Company (Parent)	Guarantors	Subsidiaries	Eliminations	Consolidated

Net Cash (Used for) Provided by Operating Activities	$(7,135)	$69,486	$384,642	$0	$446,993

INVESTING ACTIVITIES
Business acquired, net of cash acquired	(19,404)	(58,096)	165	0	(77,335)
Additions to property, plant, and equipment	(24,727)	(42,903)	(41,277)	0	(108,907)
Sale and maturities of marketable securities	3,013	0	0	0	3,013
Proceeds from disposal of property, plant, and equipment	384	22	394	0	800
Other — net	5,448	0	0	0	5,448

Net Cash Used for Investing Activities	(35,286)	(100,977)	(40,718)	0	(176,981)

FINANCING ACTIVITIES
Proceeds from long-term debt	400,000	0	0	0	400,000
Quarterly dividends paid	(110,668)	0	0	0	(110,668)
Special dividends paid	(274,208)	0	0	0	(274,208)
Purchase of treasury shares	(4,025)	0	0	0	(4,025)
Proceeds from stock option exercises	1,976	0	0	0	1,976
Intercompany	291,201	23,659	(314,860)	0	0
Other — net	4,210	(4,684)	0	0	(474)

Net Cash Provided by (Used for) Financing Activities	308,486	18,975	(314,860)	0	12,601
Effect of exchange rate changes on cash	0	0	2,539	0	2,539

Net increase (decrease) in cash and cash equivalents	266,065	(12,516)	31,603	0	285,152
Cash and cash equivalents at beginning of year	157,932	12,516	1,093	0	171,541

Cash and Cash Equivalents at End of Year	$423,997	$0	$32,696	$0	$456,693

Accounting Policies\Share-Based Payments (Details) (USD $) In Thousands	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Share-Based Payments
Share-based compensation expense included in selling, distribution, and administrative expenses	$ 5,151	$ 4,340	$ 19,896	$ 20,687	$ 14,043
Share-based compensation expense included in merger and integration costs			4,148	5,262	8,062
Share-based compensation expense included in other merger and integration costs	881	988
Share-based compensation expense included in other restructuring costs	43	64	290	0	0
Total share-based compensation expense	6,075	5,392	24,334	25,949	22,105
Related income tax benefit	$ 2,014	$ 1,688	$ 8,064	$ 8,402	$ 7,261

Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Accounting Policies (Textuals)
Approximate percentage of net sales sold to Wal-Mart Stores, Inc. and subsidiaries		26.00%	27.00%	24.00%
Percentage of sales to be considered to determine major customers		10.00%
Number of U.S. retail market segments that contain major customer sales		3
Amount due from Wal-Mart Stores, Inc. and subsidiaries included in trade receivables		$ 87,623	$ 61,176
Company's total promotional expenditures, including amounts classified as a reduction of net sales, represented approximately in percentage of net sales		26.00%
Advertising Expense		115,066	130,583	77,363
Research and Development Costs		20,981	20,963	14,498
Requisite performance period for share based payments		1 year
Requisite service period for share based payments		4 year
Total unrecognized share-based compensation cost related to nonvested share-based awards	46,541	33,703
Weighted-average period of recognition	3.6	3
Actual tax deductible benefit realized from share-based compensation		7,310	3,005	2,353
Excess tax benefits realized upon exercise or vesting of share-based compensation		6,990	2,908	2,372
Allowance for doubtful accounts		1,882	1,521
Work-in-process		77,594	49,214
Maximum maturity period of short-term investments to be considered as cash equivalents		3 months
Rent expense		57,572	55,010	36,547
Fair value of available-for-sale marketable securities included in other current assets		18,600
Proceeds from available-for-sale marketable securities realized upon maturity or sale	18,600	57,100	13,519	3,013
Fair value of available-for-sale marketable securities included in other noncurrent assets		41,560	34,895
Unrealized gains included in accumulated other comprehensive income (loss) on other investments		2,817	693
Approximate percentage of Company's employees covered by union contracts		32.00%
Number of union contracts expiring in 2012		3
Facilities covered by union contracts		10
Increase (Decrease) in net provision for the allowance for doubtful accounts		361	(480)	1,091
Minimum operating lease obligations in 2012		26,110
Minimum operating lease obligations in 2013		21,887
Minimum operating lease obligations in 2014		18,956
Minimum operating lease obligations in 2015		14,121
Minimum operating lease obligations in 2016 and beyond		$ 22,565
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated minimum useful life of assets, in years		3
Estimated maximum useful life of assets, in years		20
Capitalized software costs [Member]
Property, Plant and Equipment [Line Items]
Estimated minimum useful life of assets, in years		3
Estimated maximum useful life of assets, in years		7
Buildings, fixtures, and improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated minimum useful life of assets, in years		5
Estimated maximum useful life of assets, in years		40

Subsequent Event - Rowland Coffee Acquisition (Details) (Acquisition [Member], USD $) In Millions	12 Months Ended
	Apr. 30, 2012	May 16, 2011	Dec. 31, 2010
Acquisition [Member]
Subsequent Event - Rowland Coffee Acquisition (Textuals) [Abstract]
Cost of Acquired Entity		$ 360
Net sales generated by the acquired company			110
Borrowings under revolving credit facility	$ 180

Folgers Merger\Rowland Coffee Acquisition (Details) (USD $) In Thousands, except Per Share data	12 Months Ended
	Apr. 30, 2009 Folgers coffee company [Member]	Nov. 06, 2008 Folgers coffee company [Member]	May 16, 2011 Rowland Coffee Company [Member]
Assets acquired
Current assets		$ 300,781	$ 33,817
Property, plant, and equipment		316,851	29,227
Intangible assets		2,515,000	213,500
Goodwill		1,643,636	91,714
Other noncurrent assets		4,278
Total assets acquired		4,780,546	368,258
Liabilities assumed
Current liabilities		85,795	5,412
Deferred tax liabilities		955,235
Other noncurrent liabilities		3,750
Total liabilities assumed		1,044,780	5,412
Net assets acquired		3,735,766	362,846
The results of the operations of the Folgers business are included in the Company's consolidated financial
Net sales	4,684,746
Net income	$ 359,979
Net income per common share - assuming dilution, in USD per share	$ 3.04

Folgers Merger\Rowland Coffee Acquisition (Details 1) (USD $) In Thousands	Nov. 06, 2008 Folgers coffee company [Member]	Nov. 06, 2008 Folgers coffee company [Member] Customer and Contractual Relationships [Member]	Nov. 06, 2008 Folgers coffee company [Member] Developed Technology Rights [Member]	May 16, 2011 Rowland Coffee Company [Member]	May 16, 2011 Rowland Coffee Company [Member] Customer Relationships (19-year weighted-average useful live) [Member]	May 16, 2011 Rowland Coffee Company [Member] Trademark [Member]
The purchase price allocated to the identifiable intangible assets
Customer and contractual relationships (20-year weighted-average useful life)/Technology (14-year weighted-average useful life)		$ 1,089,000	$ 133,000		$ 147,800	$ 1,600
Intangible assets with indefinite lives	1,293,000			64,100
Total intangible assets	$ 2,515,000			$ 213,500

Folgers Merger\Rowland Coffee Acquisition (Details Textual) (USD $)	3 Months Ended	12 Months Ended					12 Months Ended		3 Months Ended		3 Months Ended
	Jul. 31, 2011	Apr. 30, 2011	Apr. 30, 2009	Apr. 30, 2009 Folgers coffee company [Member]	Apr. 30, 2011 Folgers coffee company [Member]	Nov. 06, 2008 Folgers coffee company [Member]	Apr. 30, 2011 Folgers coffee company [Member] Customer and Contractual Relationships [Member]	Apr. 30, 2011 Folgers coffee company [Member] Developed Technology Rights [Member]	Jul. 31, 2011 Rowland Coffee Company [Member]	May 16, 2011 Rowland Coffee Company [Member]	Jul. 31, 2011 Customer Relationships [Member]	Jul. 31, 2011 Trademark [Member]	May 16, 2011 U.S. Retail Coffee Market [Member]	May 16, 2011 International Foodservice And Natural Foods [Member]
Folgers Merger (Textuals) [Abstract]
Weighted-average useful life of the finite-lived intangible assets [In years]		19					20	14
Common shares issued/received				63,200,000
Common shares value			$ 3,366,353,000	$ 3,366,400,000
Approximate aggregate purchase price						3,735,800,000
Folgers goodwill U.S. Retail Coffee and International, Foodservice, and Natural Foods segments						1,643,636,000				91,714,000			84,900,000	6,800,000
Goodwill not deductible for tax					1,634,300,000
Rowland Coffee Acquisition (Textuals) [Abstract]
Cost of Acquired Entity										362,800,000
Borrowings under revolving credit facility									180,000,000
Weighted-average useful life of the finite-lived intangible assets (in years)											19	10
Additional cost directly related to merger and integration									2,400,000
Noncash expenses included in additional merger and integration									800,000
One time costs related to the acquisition estimated, Maximum	30,000,000
One time costs related to the acquisition estimated	25,000,000
Noncash charges associated with consolidating coffee production	15,000,000
Expects costs to be incurred	2 to 4 years
Folgers goodwill U.S. Retail Coffee and International, Foodservice, and Natural Foods segments						1,643,636,000				91,714,000			84,900,000	6,800,000
Business acquisition net sales									23,200,000
Business acquisition segment profit									$ 1,700,000
Goodwill deductible for tax purposes	Goodwill of $84.9 million and $6.8 million was assigned to the U.S. Retail Coffee and the International, Foodservice, and Natural Foods segments, respectively, all of which is deductible for tax purposes.

Restructuring (Details) (USD $) In Thousands	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010
Restructuring and related charges
Total expected restructuring charge	$ 235,000		$ 235,000
Beginning Balance	10,198	1,089	1,089	0
Charge to expense	19,563	27,557	101,957	5,711
Cash payments	(7,628)		(30,739)	(752)
Noncash utilization	(10,564)		(62,109)	(3,870)
Ending Balance	11,569		10,198	1,089
Remaining expected restructuring charge	107,769		127,332
Long-Lived Asset Charges [Member]
Restructuring and related charges
Total expected restructuring charge	118,000		118,000
Beginning Balance	0	0	0	0
Charge to expense	9,655		53,569	3,870
Cash payments	0		0	0
Noncash utilization	(9,655)		(53,569)	(3,870)
Ending Balance	0		0	0
Remaining expected restructuring charge	50,906		60,561
Employee Separation [Member]
Restructuring and related charges
Total expected restructuring charge	60,000		60,000
Beginning Balance	10,198	1,089	1,089	0
Charge to expense	5,785		36,010	1,139
Cash payments	(3,505)		(18,361)	(50)
Noncash utilization	(909)		(8,540)	0
Ending Balance	11,569		10,198	1,089
Remaining expected restructuring charge	17,066		22,851
Site Preparation and Equipment Relocation [Member]
Restructuring and related charges
Total expected restructuring charge	23,500		23,500
Beginning Balance	0	0	0	0
Charge to expense	1,988		6,192	407
Cash payments	(1,988)		(6,192)	(407)
Noncash utilization	0		0	0
Ending Balance	0		0	0
Remaining expected restructuring charge	14,913		16,901
Production start-up [Member]
Restructuring and related charges
Total expected restructuring charge	23,000		23,000
Beginning Balance	0	0	0	0
Charge to expense	1,738		5,194	16
Cash payments	(1,738)		(5,194)	(16)
Noncash utilization	0		0	0
Ending Balance	0		0	0
Remaining expected restructuring charge	16,052		17,790
Other Costs [Member]
Restructuring and related charges
Total expected restructuring charge	10,500		10,500
Beginning Balance	0	0	0	0
Charge to expense	397		992	279
Cash payments	(397)		(992)	(279)
Noncash utilization	0		0	0
Ending Balance	0		0	0
Remaining expected restructuring charge	$ 8,832		$ 9,229

Restructuring (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Restructuring (Textuals) [Abstract]
Expected restructuring costs - March 2010 announcement			$ 190,000,000
Expected restructuring costs - September 2010 announcement			45,000,000
Total expected restructuring charge	235,000,000		235,000,000
Restructuring costs incurred announcement-to-date	127,200,000		107,700,000
Total restructuring charges	19,563,000	27,557,000	101,957,000	5,711,000
Reduction in position due to restructuring	850		850
Cost of products sold restructuring	9,666,000	9,453,000	54,089,000	3,870,000	0
Plants announced to be closed	6		6
Years over which balance of restructuring costs will be incurred	3		3
Approximate total restructuring costs related to the Company's divested Canadian businesses	9,897,000	18,104,000	47,868,000	1,841,000	10,229,000
Other noncash restructuring charges			$ 8,540,000	$ 0	$ 9,093,000

Reportable Segments (Details) (USD $) In Thousands	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Net sales:
Total net sales	$ 1,188,883	$ 1,047,312	$ 4,825,743	$ 4,605,289	$ 3,757,933
Segment profit:
Total segment profit	257,275	240,758	1,102,168	1,032,131	682,526
Interest income	302	433	2,512	2,793	6,993
Interest - net	(15,422)	(16,539)	(69,594)	(65,187)	(62,478)
Share-based compensation expense	(5,151)	(4,340)	(19,896)	(20,687)	(14,043)
Merger and integration costs	(4,685)	(2,656)	(11,194)	(33,692)	(72,666)
Cost of products sold - restructuring	(9,666)	(9,453)	(54,089)	(3,870)	0
Cost of products sold - merger and integration	(760)	0
Other restructuring costs	(9,897)	(18,104)	(47,868)	(1,841)	(10,229)
Corporate administrative expenses	(46,413)	(41,038)	(184,849)	(181,132)	(133,313)
Other (expense) income - net	1,243	693	(26)	2,238	(725)
Income Before Income Taxes	166,826	149,754	717,164	730,753	396,065
U.S. Retail Coffee Market [Member]
Net sales:
Total net sales	500,109	393,570	1,930,869	1,700,458	855,571
Segment profit:
Total segment profit	139,711	111,882	536,133	484,006	211,113
U.S. Retail Consumer Foods [Member]
Net sales:
Total net sales	459,500	448,522	1,953,043	2,004,700	2,072,532
Segment profit:
Total segment profit	79,019	93,355	406,455	407,721	361,171
International Foodservice And Natural Foods [Member]
Net sales:
Total net sales	229,274	205,220	941,831	900,131	829,830
Segment profit:
Total segment profit	38,545	35,521	159,580	140,404	110,242
Business Combination [Member]
Segment profit:
Cost of products sold - merger and integration	$ (760)	$ 0

Reportable Segments (Details 1) (USD $) In Thousands	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Net sales:
Domestic			$ 4,358,091	$ 4,167,042	$ 3,353,362
Total International			467,652	438,247	404,571
Total net sales	1,188,883	1,047,312	4,825,743	4,605,289	3,757,933
Assets:
Total assets	8,782,023		8,324,585	7,974,853	8,192,161
Long-lived assets:
Domestic			6,502,749	6,543,440	6,406,085
Total international			184,837	207,783	387,185
Total long-lived assets			6,687,586	6,751,223	6,793,270
Domestic [Member]
Assets:
Total assets			7,912,311	7,591,931	7,670,192
Canada [Member]
Net sales:
Total International			409,710	385,870	356,300
Assets:
Total assets			406,576	376,788	514,993
Long-lived assets:
Total international			184,624	207,517	386,948
All other international [Member]
Net sales:
Total International			57,942	52,377	48,271
Assets:
Total assets			5,698	6,134	6,976
Long-lived assets:
Total international			213	266	237
Total international [Member]
Assets:
Total assets			$ 412,274	$ 382,922	$ 521,969

Reportable Segments (Details 2)	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Product sales information
Total product sales	100.00%	100.00%	100.00%
Coffee [Member]
Product sales information
Total product sales	44.00%	40.00%	25.00%
Peanut Butter [Member]
Product sales information
Total product sales	12.00%	12.00%	14.00%
Fruit Spreads [Member]
Product sales information
Total product sales	8.00%	8.00%	9.00%
Shortening and oils [Member]
Product sales information
Total product sales	7.00%	8.00%	11.00%
Baking Mixes And Frostings [Member]
Product sales information
Total product sales	6.00%	6.00%	8.00%
Canned Milk [Member]
Product sales information
Total product sales	5.00%	5.00%	7.00%
Flour and baking ingredients [Member]
Product sales information
Total product sales	5.00%	5.00%	7.00%
Portion Control [Member]
Product sales information
Total product sales	3.00%	3.00%	4.00%
Juices And Beverages [Member]
Product sales information
Total product sales	3.00%	3.00%	3.00%
Uncrustables Frozen Sandwiches [Member]
Product sales information
Total product sales	2.00%	3.00%	3.00%
Toppings And Syrups [Member]
Product sales information
Total product sales	2.00%	2.00%	3.00%
Other Product [Member]
Product sales information
Total product sales	3.00%	5.00%	6.00%

Reportable Segments (Details Textual)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Reportable Segments (Textuals) [Abstract]
Number of reportable segments	3	3
Number of industries in which company operates	1	1

Earnings per Share (Details) (USD $) In Thousands, except Share data	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Computation of net income per share:
Net income	$ 111,523	$ 102,881	$ 479,482	$ 494,138	$ 265,953
Net income allocated to participating securities	1,127	987	4,692	4,321	1,944
Net income allocated to common stockholders	110,396	101,894	474,790	489,817	264,009
Weighted-average common shares outstanding	113,122,789	118,156,815	117,009,362	117,911,160	84,823,849
Net income per common share, in USD per Share	$ 0.98	$ 0.86	$ 4.06	$ 4.15	$ 3.11
Computation of net income per share - assuming dilution:
Net income	111,523	102,881	479,482	494,138	265,953
Net income allocated to participating securities	1,127	986	4,690	4,318	1,947
Net income allocated to common stockholders	$ 110,396	$ 101,895	$ 474,792	$ 489,820	$ 264,006
Weighted-average common shares outstanding	113,122,789	118,156,815	117,009,362	117,911,160	84,823,849
Dilutive effect of stock options, in shares	57,637	139,564	110,335	130,011	98,938
'Weighted-average common shares outstanding - assuming dilution	113,180,426	118,296,379	117,119,697	118,041,171	84,922,787
Net income per common share - assuming dilution, in USD per Share	$ 0.98	$ 0.86	$ 4.05	$ 4.15	$ 3.11
Weighted-average common shares, basic and diluted
Weighted-average common shares outstanding	113,122,789	118,156,815	117,009,362	117,911,160	84,823,849
Weighted Average Participating Shares Outstanding	1,154,758	1,144,111	1,156,389	1,040,274	624,743
Weighted-average shares outstanding	114,277,547	119,300,926	118,165,751	118,951,434	85,448,592
Dilutive effect of stock options, in shares	57,637	139,564	110,335	130,011	98,938
Weighted-average shares outstanding - assuming dilution	114,335,184	119,440,490	118,276,086	119,081,445	85,547,530

Earnings per Share (Details Textual) (USD $)	Apr. 30, 2009
Earnings per Share (Textuals) [Abstract]
Reduction in Net Income Per Common Share Due to Two-Class Method	$ 0.03
Reduction In Net Income Per Common Share Assuming Dilution Due To Two Class Method	$ 0.01

Goodwill and Other Intangible Assets (Details) (USD $) In Thousands	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Jul. 31, 2011
Summary of changes in the Company's goodwill
Goodwill, Beginning Balance	$ 2,807,730	$ 2,791,391	$ 2,903,713
Acquisitions		6,094
Foreign currency translation adjustments	5,016	10,245
Goodwill, Ending Balance	2,812,746	2,807,730	2,903,713
U.S. Retail Coffee Market [Member]
Summary of changes in the Company's goodwill
Goodwill, Beginning Balance	1,635,413	1,629,873
Acquisitions		5,540
Foreign currency translation adjustments	(47)	0
Goodwill, Ending Balance	1,635,366	1,635,413
U.S. Retail Consumer Foods [Member]
Summary of changes in the Company's goodwill
Goodwill, Beginning Balance	1,034,395	1,030,523
Acquisitions		289
Foreign currency translation adjustments	1,772	3,583
Goodwill, Ending Balance	1,036,167	1,034,395
International Foodservice And Natural Foods [Member]
Summary of changes in the Company's goodwill
Goodwill, Beginning Balance	137,922	130,995
Acquisitions		265
Foreign currency translation adjustments	3,291	6,662
Goodwill, Ending Balance	$ 141,213	$ 137,922

Goodwill and Other Intangible Assets (Details 1) (USD $) In Thousands	Jul. 31, 2011	Apr. 30, 2011	Apr. 30, 2010
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization, acquisition cost		$ 1,350,123	$ 1,344,192
Finite-lived intangible assets subject to amortization, accumulated amortization/ impairment charges		200,757	115,087
Finite-lived intangible assets subject to amortization, net		1,149,366	1,229,105
Indefinite-lived intangible assets not subject to amortization:
Total other intangible assets acquisition cost		3,149,985	3,149,985
Total other intangible assets accumulated amortization/impairment charges		209,975	123,470
Other intangible assets, net	3,132,761	2,940,010	3,026,515
Customer and Contractual Relationships [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization, acquisition cost		1,180,000	1,180,000
Finite-lived intangible assets subject to amortization, accumulated amortization/ impairment charges		168,125	95,722
Finite-lived intangible assets subject to amortization, net		1,011,875	1,084,278
Patented Technology [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization, acquisition cost		134,970	134,970
Finite-lived intangible assets subject to amortization, accumulated amortization/ impairment charges		25,980	15,874
Finite-lived intangible assets subject to amortization, net		108,990	119,096
Finite-Lived Trademarks [Member]
Finite-lived intangible assets subject to amortization:
Finite-lived intangible assets subject to amortization, acquisition cost		35,153	29,222
Finite-lived intangible assets subject to amortization, accumulated amortization/ impairment charges		6,652	3,491
Finite-lived intangible assets subject to amortization, net		28,501	25,731
Indefinite-Lived Trademark [Member]
Indefinite-lived intangible assets not subject to amortization:
Indefinite-lived intangible assets not subject to amortization, acquisition cost		1,799,862	1,805,793
Indefinite-lived intangible assets not subject to amortization, accumulated amortization/ impairment charges		9,218	8,383
Indefinite-lived intangible assets not subject to amortization, net		$ 1,790,644	$ 1,797,410

Goodwill and Other Intangible Assets (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Goodwill and Other Intangible Assets (Textuals) [Abstract]
Amortization expense for finite-lived intangible assets	$ 73,438	$ 72,417	$ 38,094
Weighted-average useful life of the finite-lived intangible assets [In years]	19
Estimated amortization expense for year one	73,000
Estimated amortization expense for year two	73,000
Estimated amortization expense for year three	73,000
Estimated amortization expense for year four	73,000
Estimated amortization expense for year five	73,000
Impairment charges	17,599	11,658	1,491
Europe's Best Trademark [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Impairment charge recognized	3,621	7,282
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment charge recognized to reduce the carrying value of the customer relationship to its estimated fair value	$ (13,534)

Pensions and Other Postretirement Benefits (Details) (USD $) In Thousands	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Defined Benefit Pension Plans [Member]
Net periodic benefit cost
Service cost	$ 2,062	$ 1,858	$ 7,504	$ 5,755	$ 5,871
Interest cost	6,523	6,346	25,491	24,788	26,263
Expected return on plan assets	(6,885)	(6,657)	(26,848)	(22,894)	(29,905)
Amortization of prior service cost (credit)			1,146	1,362	1,295
Amortization of net actuarial loss (gain)	2,201	1,727	10,294	6,291	1,360
Settlement loss			0	0	9,908
Curtailment	0	3,910	4,095	0	0
Termination benefit cost	0	7,462	8,395	0	0
Other	300	288
Net periodic benefit cost	4,201	14,934	30,077	15,302	14,792
Other Postretirement Benefits [Member]
Net periodic benefit cost
Service cost	525	405	1,620	1,525	1,892
Interest cost	780	690	2,775	2,607	2,540
Expected return on plan assets	0	0	0	0	0
Amortization of prior service cost (credit)			(489)	(489)	(489)
Amortization of net actuarial loss (gain)	(25)	(134)	(536)	(1,043)	(730)
Settlement loss			0	0	0
Curtailment	0	0	0	0	0
Termination benefit cost	0	2,413	2,413	0	0
Other	(100)	(122)
Net periodic benefit cost	$ 1,180	$ 3,252	$ 5,783	$ 2,600	$ 3,213

Pensions and Other Postretirement Benefits (Details 1) (USD $) In Thousands	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Net change for year in OCI
Foreign currency translation	$ (3,321)	$ (3,608)
Net change for year	0	(300)
Defined Benefit Pension Plans [Member]
Net change for year in OCI
Prior Service Cost arising during year			359	1,334	0
Net actuarial (loss) gain arising during the year			(13,533)	(13,713)	(74,195)
Amortization of prior service cost (credit)			1,146	1,362	1,295
Amortization of net actuarial loss (gain)	2,201	1,727	10,294	6,291	1,360
Curtailment	0	3,910	4,095	0	0
Foreign currency translation			(2,032)	(5,932)	2,517
Other adjustments			0	(71)	0
Net change for year			(389)	(13,397)	(69,023)
Prior Service Cost arising during year			(359)	(1,334)	0
Net actuarial (loss) gain arising during the year			(13,533)	(13,713)	(74,195)
Other Postretirement Benefits [Member]
Net change for year in OCI
Prior Service Cost arising during year			925	0	0
Net actuarial (loss) gain arising during the year			(7,769)	(3,248)	4,645
Amortization of prior service cost (credit)			(489)	(489)	(489)
Amortization of net actuarial loss (gain)	(25)	(134)	(536)	(1,043)	(730)
Curtailment	0	0	0	0	0
Foreign currency translation			104	173	(231)
Other adjustments			0	0	0
Net change for year			(9,615)	(4,607)	3,195
Prior Service Cost arising during year			(925)	0	0
Net actuarial (loss) gain arising during the year			$ (7,769)	$ (3,248)	$ 4,645

Pensions and Other Postretirement Benefits (Details 2)	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Defined Benefit Pension Plans [Member] | U.S. plans [Member]
Weighted-average assumptions used
Discount rate	5.80%	7.40%	6.60%
Expected return on plan assets	7.50%	7.75%	7.75%
Rate of compensation increase	4.15%	3.79%	3.84%
Defined Benefit Pension Plans [Member] | Canadian plans [Member]
Weighted-average assumptions used
Discount rate	5.30%	5.40%	6.10%
Expected return on plan assets	7.08%	7.33%	7.25%
Rate of compensation increase	4.00%	4.00%	4.00%
Other Postretirement Benefits [Member] | U.S. plans [Member]
Weighted-average assumptions used
Discount rate	5.80%	7.40%	6.60%
Expected return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%
Other Postretirement Benefits [Member] | Canadian plans [Member]
Weighted-average assumptions used
Discount rate	5.30%	5.40%	6.10%
Expected return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%

Pensions and Other Postretirement Benefits (Details 3) (USD $) In Thousands	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Change in plan assets:
Company contributions	$ (3,691)	$ (10,544)	$ (16,779)	$ (4,436)	$ (34,665)
Defined benefit pensions			(98,722)	(86,968)
Postretirement benefits other than pensions			(59,789)	(45,592)
Defined Benefit Pension Plans [Member]
Change in benefit obligation:
Benefit obligation at beginning of the year	503,346	450,728	450,728	362,720
Service cost	2,062	1,858	7,504	5,755	5,871
Interest cost	6,523	6,346	25,491	24,788	26,263
Amendments			359	1,334
Actuarial loss			30,276	64,423
Participant contributions			498	410
Benefits paid			(30,502)	(25,296)
Foreign currency translation adjustments			8,446	16,594
Curtailment			2,151	0
Termination benefit cost	0	7,462	8,395	0	0
Other adjustments			0	0
Benefit obligation at end of the year			503,346	450,728	362,720
Change in plan assets:
Fair value of plan assets at beginning of year	407,600	367,322	367,322	300,482
Actual return on plan assets			45,743	73,604
Company contributions			16,779	4,436
Participant contributions			498	410
Benefits paid			(30,502)	(25,296)
Foreign currency translation adjustments			7,760	13,756
Other adjustments			0	(70)
Fair value of plan assets at end of year			407,600	367,322	300,482
Funded status of the plans			(95,746)	(83,406)
Other noncurrent assets			2,976	3,562
Defined benefit pensions			(98,722)	(86,968)
Postretirement benefits other than pensions			0	0
Net benefit liability			(95,746)	(83,406)
Other Postretirement Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of the year	59,789	45,592	45,592	38,182
Service cost	525	405	1,620	1,525	1,892
Interest cost	780	690	2,775	2,607	2,540
Amendments			925	0
Actuarial loss			7,769	3,248
Participant contributions			1,077	988
Benefits paid			(3,674)	(2,577)
Foreign currency translation adjustments			1,270	1,602
Curtailment			0	0
Termination benefit cost	0	2,413	2,413	0	0
Other adjustments			22	17
Benefit obligation at end of the year			59,789	45,592	38,182
Change in plan assets:
Fair value of plan assets at beginning of year	0	0	0	0
Actual return on plan assets			0	0
Company contributions			2,576	1,572
Participant contributions			1,077	988
Benefits paid			(3,674)	(2,577)
Foreign currency translation adjustments			0	0
Other adjustments			21	17
Fair value of plan assets at end of year			0	0	0
Funded status of the plans			(59,789)	(45,592)
Other noncurrent assets			0	0
Defined benefit pensions			0	0
Postretirement benefits other than pensions			(59,789)	(45,592)
Net benefit liability			$ (59,789)	$ (45,592)

Pensions and Other Postretirement Benefits (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2011 Defined Benefit Pension Plans [Member]	Apr. 30, 2010 Defined Benefit Pension Plans [Member]	Apr. 30, 2011 Defined Benefit Pension Plans [Member] U.S. plans [Member]	Apr. 30, 2010 Defined Benefit Pension Plans [Member] U.S. plans [Member]	Apr. 30, 2011 Defined Benefit Pension Plans [Member] Canadian plans [Member]	Apr. 30, 2010 Defined Benefit Pension Plans [Member] Canadian plans [Member]	Apr. 30, 2011 Other Postretirement Benefits [Member]	Apr. 30, 2010 Other Postretirement Benefits [Member]	Apr. 30, 2011 Other Postretirement Benefits [Member] U.S. plans [Member]	Apr. 30, 2010 Other Postretirement Benefits [Member] U.S. plans [Member]	Apr. 30, 2011 Other Postretirement Benefits [Member] Canadian plans [Member]	Apr. 30, 2010 Other Postretirement Benefits [Member] Canadian plans [Member]
Accumulated other comprehensive (loss) income
Net actuarial (loss) gain		$ (134,306)	$ (131,489)					$ 6,683	$ 14,885
Prior service (cost) credit		(4,809)	(7,237)					2,129	3,542
Total recognized in accumulated other comprehensive (loss) income		139,115	138,726					(8,812)	(18,427)
Assumptions used in determining the benefit obligations
Discount rate				5.50%	5.80%	5.00%	5.30%			5.50%	5.80%	5.00%	5.30%
Rate of compensation increase				4.14%	4.13%	4.00%	4.00%			0.00%	0.00%	0.00%	0.00%
One-percentage point annual change in the assumed health care cost
Effect on total service and interest cost components, Increase	193
Effect on total service and interest cost components, Decrease	(138)
Effect on benefit obligation, increase	2,792
Effect on benefit obligation, decrease	$ (2,455)

Pensions and Other Postretirement Benefits (Details 5) (USD $) In Thousands	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Company's Canadian pension and other postretirement benefit plans
Company contributions	$ (3,691)	$ (10,544)	$ (16,779)	$ (4,436)	$ (34,665)
Defined Benefit Pension Plans [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of the year			503,346	450,728	362,720
Fair value of plan assets at end of the year			407,600	367,322	300,482
Funded status of the plans			(95,746)	(83,406)
Service cost	2,062	1,858	7,504	5,755	5,871
Interest cost	6,523	6,346	25,491	24,788	26,263
Expected return on plan assets	6,885	6,657	26,848	22,894	29,905
Curtailment	0	3,910	4,095	0	0
Termination benefit cost	0	7,462	8,395	0	0
Company contributions			16,779	4,436
Participant contributions			498	410
Benefits paid			(30,502)	(25,296)
Actual return on plan assets			45,743	73,604
Net periodic benefit cost	4,201	14,934	30,077	15,302	14,792
Amortization of net actuarial loss (gain)	(2,201)	(1,727)	(10,294)	(6,291)	(1,360)
Defined Benefit Pension Plans [Member] | Canadian plans [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of the year			123,600	112,672
Fair value of plan assets at end of the year			113,814	99,103
Funded status of the plans			(9,786)	(13,569)
Service cost			1,470	1,112
Interest cost			5,713	5,491
Expected return on plan assets			6,912	5,988
Curtailment			185	0
Termination benefit cost			933	0
Company contributions			4,629	1,698
Participant contributions			498	410
Benefits paid			(8,595)	(8,238)
Actual return on plan assets			10,419	15,649
Net periodic benefit cost			6,231	2,746
Amortization of net actuarial loss (gain)			4,836	2,116
Other Postretirement Benefits [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of the year			59,789	45,592	38,182
Fair value of plan assets at end of the year			0	0	0
Funded status of the plans			(59,789)	(45,592)
Service cost	525	405	1,620	1,525	1,892
Interest cost	780	690	2,775	2,607	2,540
Expected return on plan assets	0	0	0	0	0
Curtailment	0	0	0	0	0
Termination benefit cost	0	2,413	2,413	0	0
Company contributions			2,576	1,572
Participant contributions			1,077	988
Benefits paid			(3,674)	(2,577)
Actual return on plan assets			0	0
Net periodic benefit cost	1,180	3,252	5,783	2,600	3,213
Amortization of net actuarial loss (gain)	25	134	536	1,043	730
Other Postretirement Benefits [Member] | Canadian plans [Member]
Company's Canadian pension and other postretirement benefit plans
Benefit obligation at end of the year			12,898	11,586
Fair value of plan assets at end of the year			0	0
Funded status of the plans			(12,898)	(11,586)
Service cost			34	62
Interest cost			596	632
Expected return on plan assets			0	0
Curtailment			0	0
Termination benefit cost			0	0
Company contributions			771	665
Participant contributions			0	0
Benefits paid			(771)	(665)
Actual return on plan assets			0	0
Net periodic benefit cost			590	694
Amortization of net actuarial loss (gain)			$ (39)	$ 0

Pensions and Other Postretirement Benefits (Details 6) (Defined Benefit Pension Plans [Member], USD $) In Thousands	Apr. 30, 2011	Apr. 30, 2010
Defined Benefit Pension Plans [Member]
Additional information related to the Company's defined benefit pension plans
Accumulated benefit obligation for all pension plans	$ 468,604	$ 422,166
Plans with an accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	436,329	290,762
Fair value of plan assets	371,895	225,244
Plans with a projected benefit obligation in excess of plan assets:
Projected benefit obligation	473,555	423,270
Fair value of plan assets	$ 374,741	$ 336,454

Pensions and Other Postretirement Benefits (Details 7) (USD $) In Thousands	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Defined Benefit Pension Plans [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	$ 407,600	$ 367,322	$ 300,482
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	6,006	5,048
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	6,006
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0
Defined Benefit Pension Plans [Member] | Cash and cash equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	106,164	96,405
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	82,457
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	18,930
Defined Benefit Pension Plans [Member] | U.S. Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	4,777
Defined Benefit Pension Plans [Member] | International Equity Securities [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	81,997	72,786
Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	40,189
Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	41,808
Defined Benefit Pension Plans [Member] | International Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0
Defined Benefit Pension Plans [Member] | Bonds [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	82,736	86,852
Defined Benefit Pension Plans [Member] | Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	65,126
Defined Benefit Pension Plans [Member] | Bonds [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	17,610
Defined Benefit Pension Plans [Member] | Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0
Defined Benefit Pension Plans [Member] | Fixed income [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	80,059	63,843
Defined Benefit Pension Plans [Member] | Fixed income [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	45,515
Defined Benefit Pension Plans [Member] | Fixed income [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	34,544
Defined Benefit Pension Plans [Member] | Fixed income [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0
Defined Benefit Pension Plans [Member] | Hedge funds [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	37,451	33,163
Defined Benefit Pension Plans [Member] | Hedge funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0
Defined Benefit Pension Plans [Member] | Hedge funds [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0
Defined Benefit Pension Plans [Member] | Hedge funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	37,451
Defined Benefit Pension Plans [Member] | Private equity funds [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	13,187	9,225
Defined Benefit Pension Plans [Member] | Private equity funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0
Defined Benefit Pension Plans [Member] | Private equity funds [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	0
Defined Benefit Pension Plans [Member] | Private equity funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	13,187
Defined Benefit Pension Plans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	239,293
Defined Benefit Pension Plans [Member] | Significant Observable Inputs (Level 2) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	112,892
Defined Benefit Pension Plans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	55,415
U.S. Equity Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	4,777	2,391
Hedge funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	37,451	33,163
Private equity funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	13,187	9,225
Significant Unobservable Inputs (Level 3) [Member]
Major asset classes for the U.S. and Canadian defined benefit pension plans and levels fair value measurements
Total financial assets measured at fair value	$ 55,415	$ 44,779

Pensions and Other Postretirement Benefits (Details 8) (Significant Unobservable Inputs (Level 3) [Member], USD $) In Thousands	12 Months Ended
Apr. 30, 2011
Change in plan assets:
Fair value of plan assets at beginning of year	$ 44,779
Actual return on plan assets still held at reporting date	4,436
Purchases	6,200
Fair value of plan assets at end of year	55,415
U.S. Equity Securities [Member]
Change in plan assets:
Fair value of plan assets at beginning of year	2,391
Actual return on plan assets still held at reporting date	698
Purchases	1,688
Fair value of plan assets at end of year	4,777
Hedge Funds [Member]
Change in plan assets:
Fair value of plan assets at beginning of year	33,163
Actual return on plan assets still held at reporting date	1,988
Purchases	2,300
Fair value of plan assets at end of year	37,451
Private Equity Funds [Member]
Change in plan assets:
Fair value of plan assets at beginning of year	9,225
Actual return on plan assets still held at reporting date	1,750
Purchases	2,212
Fair value of plan assets at end of year	$ 13,187

Pensions and Other Postretirement Benefits (Details Textuals) (USD $)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011	Apr. 30, 2010
Pensions and Other Postretirement Benefits (Textual) [Abstract]
Reduction in position due to restructuring	850	850
Eligibility condition for covered employees to avail the benefits of unfunded, defined postretirement plans that provide health care and life insurance benefits		when they reach age 55 and have attained 10 years of credited service
Increased benefit obligation of the pension plans		$ 10,500,000
Increased benefit obligation of the other postretirement plans		4,200,000
Expected amount to be recognized during 2012 of amortization of net actuarial losses in net periodic benefit cost		8,973,000
Expected amount to be recognized during 2012 of amortization of prior service cost in net periodic benefit cost		746,000
Additional expense expected to recognize relating to restructure		1,800,000
Assumed percentage rate to decrease for participants under age 65 in 2019 under U.S. plans		5.00%
Assumed percentage rate to decrease for participants under age 65 in 2017 under Canadian plans		4.50%
Fixed income invested		80.00%
Corporation bond range		10 to 13 years
Liquidity notice period		65 days
Approximate percentage of assets to be invested in equity securities according to company's current investment policy		42.00%
Approximate percentage of assets to be invested in fixed income securities according to company's current investment policy		39.00%
Approximate percentage of assets to be invested in cash and other investments according to company's current investment policy		19.00%
Company's common shares included in equity securities		317,552	317,552
Market value of company's common shares included in equity securities		23,839,000
Dividends paid on company's common shares included in equity securities		521,000
Expected benefit payments for the defined benefit pension and other postretirement in 2012		36,000,000
Expected benefit payments for the defined benefit pension and other postretirement in 2013		34,000,000
Expected benefit payments for the defined benefit pension and other postretirement in 2014		34,000,000
Expected benefit payments for the defined benefit pension and other postretirement in 2015		34,000,000
Expected benefit payments for the defined benefit pension and other postretirement in 2016		34,000,000
Expected benefit payments for the defined benefit pension and other postretirement, thereafter		185,000,000
Annual change in the assumed health care cost		One-percentage point annual change in the assumed health care cost
U.S. plans [Member]
Schedule Of Defined Benefit Plans Disclosures (Textuals) [Abstract]
Assumed percentage of health care trend rates		8.50%
Canadian plans [Member]
Schedule Of Defined Benefit Plans Disclosures (Textuals) [Abstract]
Assumed percentage of health care trend rates		7.00%
Defined Benefit Pension Plans [Member]
Schedule Of Defined Benefit Plans Disclosures (Textuals) [Abstract]
Expected benefit contributions for the defined benefit pension and other postretirement in 2012		$ 20,000,000

Comprehensive Income (Details) (USD $) In Thousands	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Components of comprehensive income
Net income	$ 111,523	$ 102,881	$ 479,482	$ 494,138	$ 265,953
Other comprehensive (loss) income:
Foreign currency translation adjustments	(3,321)	(3,608)
Unrealized loss on available-for-sale securities	(206)	(1,397)	2,124	4,162	(4,384)
Unrealized (loss) gain on cash flow hedging derivatives, net	(12,122)	8,968
Unrealized loss on pension and other postretirement liabilities	0	(300)
Income tax benefit (expense)	4,482	(2,863)	1,015	3,971	27,745
Comprehensive income	$ 100,356	$ 103,681

Savings Plans (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Savings Plans (Textual) [Abstract]
Maximum number of shares to be purchased under ESOP	1,134,120
Minimum number of years for allocation of shares in Esop	20
Interest on ESOP loan	one-half percentage point over prime
Interest expense incurred on ESOP debt	$ 127	$ 115	$ 261
Contribution to plan representing compensation expense			614
Special dividend on common share, in USD per share			$ 5
Dividends on unallocated shares	262	281	1,461
Principal Payments received from the ESOP	735	761	649
ESOP held unallocated shares	155,986
ESOP held allocated shares	856,318
Charges for defined contribution plan	$ 16,440	$ 15,625	$ 10,900

Share-Based Payments (Details) (USD $)	12 Months Ended
Apr. 30, 2011
Summary of the Company's stock option activity and related information
Outstanding at May 1, 2010	711,987
Weighted Average-Exercise Price Outstanding at May 1, 2010	$ 41.06
Options Exercised	(515,062)
Weighted Average-Exercise Price Exercised	$ 41.01
Outstanding and exercisable at April 30, 2011	196,925
Weighted Average-Exercise Price Outstanding and exercisable at April 30, 2011	$ 41.18

Share-Based Payments (Details 1) (USD $)	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Deferred Compensation, Share-based Payments [Member]
Summary of the Company's Restricted shares Deferred shares Deferred stock units and Performance units
Beginning Balance, Restricted/Deferred Shares and Deferred Stock Units and Performance Units	1,078,722
Beginning Balance, Weighted Average Grant Date Fair Value, in USD per share	$ 44.74
Granted Restricted/Deferred Shares and Deferred Stock Units and Performance Units	303,863	504,580	570,359
Converted Restricted/Deferred Shares and Deferred Stock Units and Performance Units	190,010
Vested Restricted/Deferred Shares and Deferred Stock Units and Performance Units	(373,522)
Forfeited Restricted/Deferred Shares and Deferred Stock Units and Performance Units	(41,807)
Granted weighted average grant date fair value, in USD per share	$ 58.32	$ 44.63	$ 42.29
Converted Weighted Average Grant Date Fair Value, in USD per share	$ 57.37
Vested Weighted Average Grant Date Fair Value, in USD per share	$ 47.33
Forfeited Weighted Average Grant Date Fair Value, [in USD per share]	$ 49.08
Ending Balance, Restricted/Deferred Shares and Deferred Stock Units and Performance Units	1,157,266	1,078,722
Ending Balance, Weighted Average Grant Date Fair Value, in USD per share	$ 49.39	$ 44.74
Performance Units [Member]
Summary of the Company's Restricted shares Deferred shares Deferred stock units and Performance units
Beginning Balance, Restricted/Deferred Shares and Deferred Stock Units and Performance Units	190,010
Beginning Balance, Weighted Average Grant Date Fair Value, in USD per share	$ 57.37
Granted Restricted/Deferred Shares and Deferred Stock Units and Performance Units	125,360	190,010	114,440
Converted Restricted/Deferred Shares and Deferred Stock Units and Performance Units	(190,010)
Vested Restricted/Deferred Shares and Deferred Stock Units and Performance Units	0
Forfeited Restricted/Deferred Shares and Deferred Stock Units and Performance Units	0
Granted weighted average grant date fair value, in USD per share	$ 77.53	$ 57.37	$ 43.44
Converted Weighted Average Grant Date Fair Value, in USD per share	$ 57.37
Vested Weighted Average Grant Date Fair Value, in USD per share	$ 0
Forfeited Weighted Average Grant Date Fair Value, [in USD per share]	$ 0
Ending Balance, Restricted/Deferred Shares and Deferred Stock Units and Performance Units	125,360	190,010
Ending Balance, Weighted Average Grant Date Fair Value, in USD per share	$ 77.53	$ 57.37

Share-Based Payments (Details 2) (USD $)	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Deferred Compensation, Share-based Payments [Member]
Weighted-average grant date fair values of the equity
Granted Restricted/Deferred Shares and Deferred Stock Units and Performance Units	303,863	504,580	570,359
Granted weighted average grant date fair value, in USD per share	$ 58.32	$ 44.63	$ 42.29
Performance Units [Member]
Weighted-average grant date fair values of the equity
Granted Restricted/Deferred Shares and Deferred Stock Units and Performance Units	125,360	190,010	114,440
Granted weighted average grant date fair value, in USD per share	$ 77.53	$ 57.37	$ 43.44

Share-Based Payments (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Share-Based Payments (Textuals) [Abstract]
Shares available for future issuance		7,600,347
Weighted-average remaining contractual term for stock options outstanding and exercisable, in years		2.6
Aggregate intrinsic value of stock options		$ 6,673
Intrinsic value of options exercised		13,355	5,876	2,871
Fair value of equity awards other than stock options vesting		17,680	16,273	11,117
Restricted stock, vesting period (in Years)		4 years
Compensation cost related to nonvested share-based awards not yet recognized	$ 46,541	$ 33,703
Weighted-average period of recognition	3.6	3

Debt and Financing Arrangements (Details) (USD $)	3 Months Ended			12 Months Ended							12 Months Ended																					12 Months Ended				12 Months Ended
	Oct. 31, 2011	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009	Aug. 31, 2011	Jul. 29, 2011	Jan. 31, 2011	Apr. 30, 2011 7.94% Series C Senior Notes due September 1, 2010 [Member]	Sep. 01, 2010 7.94% Series C Senior Notes due September 1, 2010 [Member]	Apr. 30, 2010 7.94% Series C Senior Notes due September 1, 2010 [Member]	Jul. 31, 2011 4.78% Senior Notes due June 1, 2014 [Member]	Apr. 30, 2011 4.78% Senior Notes due June 1, 2014 [Member]	Apr. 30, 2010 4.78% Senior Notes due June 1, 2014 [Member]	Jul. 31, 2011 6.12% Senior Notes due November 1, 2015 [Member]	Apr. 30, 2011 6.12% Senior Notes due November 1, 2015 [Member]	Apr. 30, 2010 6.12% Senior Notes due November 1, 2015 [Member]	Jul. 31, 2011 6.63% Senior Notes due November 1, 2018 [Member]	Apr. 30, 2011 6.63% Senior Notes due November 1, 2018 [Member]	Apr. 30, 2010 6.63% Senior Notes due November 1, 2018 [Member]	Apr. 01, 2013 5.55% Senior Notes due April 1, 2022 [Member]	Jul. 31, 2011 5.55% Senior Notes due April 1, 2022 [Member]	Apr. 30, 2011 5.55% Senior Notes due April 1, 2022 [Member]	Apr. 30, 2010 5.55% Senior Notes due April 1, 2022 [Member]	Jun. 01, 2020 4.50% Senior Notes due June 1, 2025 [Member]	Jul. 31, 2011 4.50% Senior Notes due June 1, 2025 [Member]	Apr. 30, 2011 4.50% Senior Notes due June 1, 2025 [Member]	Jun. 15, 2010 4.50% Senior Notes due June 1, 2025 [Member]	Apr. 30, 2010 4.50% Senior Notes due June 1, 2025 [Member]	Apr. 30, 2011 Unsecured Senior Notes [Member]	Apr. 30, 2011 Standby Letters of Credit [Member]	Jan. 31, 2011 Group of six lenders [Member]	Jan. 31, 2011 Amounts Maturing during the Year [Member]	Apr. 30, 2011 Interest rate contract [Member]	Jul. 31, 2011 Interest rate contract [Member]	Apr. 30, 2010 Interest rate contract [Member]
Long-term debt
Company issued Senior Notes											$ 0		$ 10,000,000	$ 100,000,000	$ 100,000,000	$ 100,000,000	$ 24,000,000	$ 24,000,000	$ 24,000,000	$ 394,489,000	$ 380,039,000	$ 376,000,000		$ 400,000,000	$ 400,000,000	$ 400,000,000		$ 400,000,000	$ 400,000,000		$ 0
Total long-term debt		1,318,489,000			1,304,039,000	910,000,000
Current portion of long-term debt					0	10,000,000
Total long-term debt less current portion		1,318,489,000			1,304,039,000	900,000,000
Debt and Financing Arrangements (Textuals)
Percentage of senior notes					6.60%							7.94%		4.78%	4.78%		6.12%	6.12%		6.63%	6.63%			5.55%	5.55%			4.50%	4.50%	4.50%
Issued 4.50 percent senior notes with a final maturity on June1, 2025																														400,000,000
First period payment of Senior Notes																							50,000,000				100,000,000
Average maturity of Senior Notes																																12 years
Payment of Senior Notes		0	0		10,000,000	275,000,000	0				10,000,000
Outstanding stand By Letter of credit		306,700,000			0			480,000,000																									7,100,000
Revolving credit facility for general corporate purposes utilized				240,000,000
Interest Paid					62,075,000	76,461,000	52,918,000
Cash received on early termination of interest rate swap	27,000,000
Gain on early termination agreement	24,200,000
Revolving credit facility at weighted average interest rate		1.52%						1.42%
Number of banks									10
Line of Credit Facility (Textuals) [Line Items]
Unsecured revolving credit facility with banks									1,000,000,000	600,000,000																								600,000,000	180,000,000
Notional amount		376,000,000																																		376,000,000	376,000,000	0
Interest rate swap		$ 18,500,000			$ 4,000,000																															$ 4,000,000

Derivative Financial Instruments (Details) (USD $) In Thousands	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Change in accumulated other comprehensive income (loss)	$ (12,122)	$ 8,968
Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments
Losses recognized in cost of products sold (derivatives not designated as hedging instruments)	13,782	4,870	7,284	9,618
Outstanding derivative contracts
Gross contract notional amount	376,000
Derivative Financial Instruments (Textuals)
Cash margin accounts related to derivative instruments recognized	4,077		12,292	5,714
Deferred pretax gains included in accumulated other comprehensive income (loss)	2,692		9,430	3,128
Tax impact related to deferred gains on cash flow hedges included in accumulated other comprehensive income (loss)	(979)		3,430	1,134
Maximum expected recognized period of deferred gain/loss in earnings	1 year
Other Current Assets [Member]
Fair value of derivative instruments [Line Items]
Derivative asset designated as hedging instrument	8,833		8,831	1,874
Derivative asset not designated as hedging instrument	13,278		10,204	2,414
Total derivatives instruments, Other Current Assets	22,111		19,035	4,288
Other Current Assets [Member] | Commodity contracts [Member]
Fair value of derivative instruments [Line Items]
Derivative asset designated as hedging instrument	914		3,408	1,874
Derivative asset not designated as hedging instrument	13,092		9,887	2,414
Other Current Assets [Member] | Interest rate contract [Member]
Fair value of derivative instruments [Line Items]
Derivative asset designated as hedging instrument	7,919		5,423	0
Other Current Assets [Member] | Foreign currency exchange contracts [Member]
Fair value of derivative instruments [Line Items]
Derivative asset not designated as hedging instrument	186		317	0
Other Noncurrent Assets [Member]
Fair value of derivative instruments [Line Items]
Derivative asset designated as hedging instrument	10,569
Derivative asset not designated as hedging instrument	29
Total derivatives instruments, Other Current Assets	10,598
Other Noncurrent Assets [Member] | Commodity contracts [Member]
Fair value of derivative instruments [Line Items]
Derivative asset designated as hedging instrument	0
Other Noncurrent Assets [Member] | Interest rate contract [Member]
Fair value of derivative instruments [Line Items]
Derivative asset designated as hedging instrument	10,569
Other Noncurrent Assets [Member] | Foreign currency exchange contracts [Member]
Fair value of derivative instruments [Line Items]
Derivative asset designated as hedging instrument	29
Other Current Liabilities [Member]
Fair value of derivative instruments [Line Items]
Derivative liability designated as hedging instrument	598		0	9
Derivative liability not designated as hedging instrument	6,144		8,636	1,429
Total derivative instruments, Liabilities	6,742		8,636	1,438
Other Current Liabilities [Member] | Commodity contracts [Member]
Fair value of derivative instruments [Line Items]
Derivative liability designated as hedging instrument	598		0	9
Derivative liability not designated as hedging instrument	4,181		5,432	599
Other Current Liabilities [Member] | Interest rate contract [Member]
Fair value of derivative instruments [Line Items]
Derivative liability designated as hedging instrument	0		0	0
Other Current Liabilities [Member] | Foreign currency exchange contracts [Member]
Fair value of derivative instruments [Line Items]
Derivative liability not designated as hedging instrument	1,963		3,204	830
Other Noncurrent Liabilities [Member]
Fair value of derivative instruments [Line Items]
Derivative liability designated as hedging instrument			1,384
Derivative liability not designated as hedging instrument			0
Total derivative instruments, Liabilities			1,384
Other Noncurrent Liabilities [Member] | Commodity contracts [Member]
Fair value of derivative instruments [Line Items]
Derivative liability designated as hedging instrument			0
Derivative liability not designated as hedging instrument			0
Other Noncurrent Liabilities [Member] | Interest rate contract [Member]
Fair value of derivative instruments [Line Items]
Derivative liability designated as hedging instrument			1,384
Other Noncurrent Liabilities [Member] | Foreign currency exchange contracts [Member]
Fair value of derivative instruments [Line Items]
Derivative liability not designated as hedging instrument			0
Commodity contracts [Member]
Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments
Losses recognized in cost of products sold (derivatives not designated as hedging instruments)	13,697	4,393	3,994	2,384
Outstanding derivative contracts
Gross contract notional amount	965,726		869,107	323,351
Derivative Financial Instruments (Textuals) [Abstract]
Derivative instrument maturity	1 year
Interest rate contract [Member]
Outstanding derivative contracts
Gross contract notional amount	376,000		376,000	0
Foreign currency exchange contracts [Member]
Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments
Losses recognized in cost of products sold (derivatives not designated as hedging instruments)	85	477	3,290	7,234
Outstanding derivative contracts
Gross contract notional amount	100,602		73,158	45,295
Derivative Financial Instruments (Textuals) [Abstract]
Derivative instrument maturity	1 year
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains recognized in other comprehensive income (effective portion)	(6,014)	8,931	21,082	6,029
Gains reclassified from accumulated other comprehensive income (loss) to cost of products sold (effective portion)	6,108	(37)	14,780	5,395
Change in accumulated other comprehensive income (loss)	(12,122)	8,968	6,302	634
Gains recognized in cost of products sold (ineffective portion)	$ (121)	$ 171	$ 611	$ 200

Other Financial Instruments and Fair Value Measurements (Details) (USD $) In Thousands	Jul. 31, 2011		Apr. 30, 2011		Apr. 30, 2010
Carrying amount and fair value of financial instruments
Marketable securities			$ 18,600
Other Investments			41,560		34,895
Long-term debt	1,318,489		1,304,039		910,000
Financial assets (liabilities) measured at fair value on a recurring basis
Marketable securities	0	[1]	18,600	[2]	0	[2]
Total Financial Assets Measured at Fair Value	67,746		69,175		37,745
Carrying Amount [Member]
Carrying amount and fair value of financial instruments
Marketable securities	0		18,600		0
Other Investments	41,779		41,560		34,895
Derivatives financial instruments, net	25,967		9,015		2,850
Long-term debt	1,318,489		1,304,039		910,000
Fair Value [Member]
Carrying amount and fair value of financial instruments
Marketable securities	0		18,600		0
Other Investments	41,779		41,560		34,895
Derivatives financial instruments, net	25,967		9,015		2,850
Long-term debt	1,661,566		1,648,614		1,172,467
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Marketable securities	0	[1]	0	[2]
Total Financial Assets Measured at Fair Value	21,742		19,451
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	13,861	[3]	14,011	[4]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[3]	0	[4]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other investments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	402	[3]	464	[4]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Commodity contracts [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	9,227	[5]	7,863	[5]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Foreign currency exchange contracts [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	(1,748)	[5]	(2,887)	[5]
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Interest rate contract [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0		0
Significant Observable Inputs (Level 2) [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Marketable securities	0	[1]	18,600	[2]
Total Financial Assets Measured at Fair Value	46,004		49,724
Significant Observable Inputs (Level 2) [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[3]	0	[4]
Significant Observable Inputs (Level 2) [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	20,473	[3]	20,042	[4]
Significant Observable Inputs (Level 2) [Member] | Other investments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	7,043	[3]	7,043	[4]
Significant Observable Inputs (Level 2) [Member] | Commodity contracts [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0	[5]	0	[5]
Significant Observable Inputs (Level 2) [Member] | Foreign currency exchange contracts [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0	[5]	0	[5]
Significant Observable Inputs (Level 2) [Member] | Interest rate contract [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	18,488		4,039
Significant Unobservable Inputs (Level 3) [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Marketable securities	0	[1]	0	[2]
Total Financial Assets Measured at Fair Value	0		0
Significant Unobservable Inputs (Level 3) [Member] | Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[3]	0	[4]
Significant Unobservable Inputs (Level 3) [Member] | Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[3]	0	[4]
Significant Unobservable Inputs (Level 3) [Member] | Other investments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	0	[3]	0	[4]
Significant Unobservable Inputs (Level 3) [Member] | Commodity contracts [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0	[5]	0	[5]
Significant Unobservable Inputs (Level 3) [Member] | Foreign currency exchange contracts [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0	[5]	0	[5]
Significant Unobservable Inputs (Level 3) [Member] | Interest rate contract [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	0		0
Equity mutual funds [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	13,861	[3]	14,011	[4]	11,626	[4]
Municipal obligations [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	20,473	[3]	20,042	[4]	16,753	[4]
Other investments [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Other investments	7,445	[3]	7,507	[4]	6,516	[4]
Commodity contracts [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	9,227	[5]	7,863	[5]	3,680	[5]
Foreign currency exchange contracts [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	(1,748)	[5]	(2,887)	[5]	(830)	[5]
Interest rate contract [Member]
Financial assets (liabilities) measured at fair value on a recurring basis
Derivatives	$ 18,488		$ 4,039		$ 0

[1]	The Company's marketable securities, consisting entirely of mortgage-backed securities, are broker-priced and valued by a third party using an evaluated pricing methodology. An evaluated pricing methodology is a valuation technique which uses inputs that are derived principally from or corroborated by observable market data.
[2]	The Company's marketable securities, consisting entirely of mortgage-backed securities, are broker-priced and valued by a third party using an evaluated pricing methodology. An evaluated pricing methodology is a valuation technique which uses inputs that are derived principally from or corroborated by observable market data. For additional information, see Marketable Securities and Other Investments of Note A: Accounting Policies.
[3]	The Company's other investments consist of funds maintained for the payment of benefits associated with nonqualified retirement plans. The funds include equity securities listed in active markets and municipal bonds. The municipal bonds are valued by a third party using an evaluated pricing methodology.
[4]	The Company's other investments consist of funds maintained for the payment of benefits associated with nonqualified retirement plans. The funds include equity securities listed in active markets and municipal bonds. The municipal bonds are valued by a third party using an evaluated pricing methodology. For additional information, see Marketable Securities and Other Investments of Note A: Accounting Policies.
[5]	The Company's commodity contract and foreign currency exchange contract derivatives are valued using quoted market prices. The Company's interest rate contract derivatives are valued using the income approach, observable Level 2 market expectations at the measurement date, and standard valuation techniques to convert future amounts to a single discounted present value. Level 2 inputs for the swap XBRL valuations are limited to quoted prices for similar assets or liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability. For additional information, see Note M: Derivative Financial Instruments.

Other Financial Instruments and Fair Value Measurements (Details 1) (Indefinite-Lived Trademark [Member], Significant Unobservable Inputs (Level 3) [Member], USD $) In Thousands	12 Months Ended		12 Months Ended
	Apr. 30, 2010 Nonfinancial Assets Adjusted To Fair Value in the Prior Year [Member]	Apr. 30, 2009 Nonfinancial Assets Adjusted To Fair Value in the Prior Year [Member]	Apr. 30, 2011		Apr. 30, 2010
Indefinite-lived Intangible Assets by Major Class [Line Items]
Indefinite-Lived Trademarks	$ 14,552	$ 21,370	$ 8,341	[1]	$ 11,896	[1]
Indefinite-lived trademark, Fair Value Adjustment	(9,133)		(4,065)	[1]
Indefinite-lived trademark, Other Adjustments	$ 2,315		$ 510	[1]

[1]	The Company utilized Level 3 inputs to estimate the fair value of the nonfinancial assets. For additional information, see Note F: Goodwill and Other Intangible Assets.

Other Financial Instruments and Fair Value Measurements (Details 2) (USD $) In Thousands	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2010 Finite-Lived Trademarks [Member] Significant Unobservable Inputs (Level 3) [Member] Nonfinancial Assets Adjusted To Fair Value in the Prior Year [Member]	Apr. 30, 2009 Finite-Lived Trademarks [Member] Significant Unobservable Inputs (Level 3) [Member] Nonfinancial Assets Adjusted To Fair Value in the Prior Year [Member]	Apr. 30, 2011 Customer Relationships [Member]	Apr. 30, 2011 Customer Relationships [Member] Significant Unobservable Inputs (Level 3) [Member]		Apr. 30, 2010 Customer Relationships [Member] Significant Unobservable Inputs (Level 3) [Member]		Apr. 30, 2011 Finite-Lived Trademarks [Member]	Apr. 30, 2010 Finite-Lived Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived trademarks, Carrying Amount	$ 1,149,366	$ 1,229,105	$ 0	$ 3,012		$ 5,208	[1]	$ 18,964	[1]	$ 28,501	$ 25,731
Finite-lived Intangible Assets, Fair Value Adjustment			(2,525)		(13,534)	(13,534)	[1]
Finite-lived Intangible Assets, Other Adjustments			$ (487)			$ (222)	[1]

[1]	The Company utilized Level 3 inputs to estimate the fair value of the nonfinancial assets. For additional information, see Note F: Goodwill and Other Intangible Assets.

Other Financial Instruments and Fair Value Measurements (Details 3) (USD $) In Thousands	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009	Jul. 31, 2011
Nonfinancial assets adjusted to fair value
Total other intangible assets	$ 2,940,010	$ 3,026,515		$ 3,132,761
Impairment charges	17,599	11,658	1,491
Significant Unobservable Inputs (Level 3) [Member] | Nonfinancial Assets Adjusted To Fair Value in the Prior Year [Member]
Nonfinancial assets adjusted to fair value
Total other intangible assets		14,552	24,382
Impairment charges		(11,658)
Total Other Adjustments		1,828
Significant Unobservable Inputs (Level 3) [Member]
Nonfinancial assets adjusted to fair value
Total other intangible assets	13,549	30,860
Impairment charges	(17,599)
Total Other Adjustments	$ 288

Other Financial Instruments and Fair Value Measurements (Textuals) (USD $)	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Other Financial Instruments and Fair Value Measurements (Details) [Abstract]
Marketable Securities Sold	$ 10,000,000
Sales and maturities of marketable securities	18,600,000	57,100,000	13,519,000	3,013,000
Company's Municipal bond mature in 2012	1,463,000
Company's Municipal bond mature in 2013	3,392,000
Company's Municipal bond mature in 2014	741,000
Company's Municipal bond mature in 2015	2,764,000
Company's Municipal bond mature in 2016	$ 12,113,000

Income Taxes (Details) (USD $) In Thousands	Apr. 30, 2011	Apr. 30, 2010
Deferred tax liabilities:
Intangible assets	$ 1,025,301	$ 1,042,375
Property, plant, and equipment	111,537	121,950
Other	10,016	22,042
Total deferred tax liability	1,146,854	1,186,367
Deferred tax assets:
Post-employment and other employee benefits	84,723	69,887
Tax credit and loss carryforwards	4,583	5,049
Intangible assets	3,279	3,984
Other	27,668	21,247
Total deferred tax assets	120,253	100,167
Valuation allowance for deferred tax assets	(3,324)	(3,470)
Total deferred tax assets less allowance	116,929	96,697
Net deferred tax liability	$ 1,029,925	$ 1,089,670

Income Taxes (Details 1) (USD $) In Thousands	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2011 State Loss Carryforwards [Member]	Apr. 30, 2011 State Tax Credit Carryforwards [Member]	Apr. 30, 2011 Foreign Jurisdictional Tax Credit Carryforwards [Member]	Apr. 30, 2011 Total Tax Carryforwards [Member]
Tax carryforwards:
Related Tax Deduction, State loss carryforwards			$ 68,869
Deferred Tax Asset, State loss carryforwards			3,407
Valuation Allowance, State loss carryforwards			3,187
Expiration Dates, Operating loss carryforwards			2012 to 2030
Related Tax Deduction, State tax credit carry forwards and Foreign jurisdictional tax credit carryforwards				0	0
Deferred Tax Asset, State tax credit carryforwards				1,160
Valuation Allowance, State tax credit carryforwards and Foreign jurisdictional tax credit carryforwards				0	0
Expiration Dates, State tax credit carryforwards and Foreign jurisdictional tax credit carryforwards				2018	2014
Deferred Tax Asset, Foreign jurisdictional tax credit carryforwards					16
Related Tax Deduction, Total tax carryforwards						68,869
Deferred Tax Asset, Total tax carryforwards	4,583	5,049				4,583
Valuation Allowance, Total tax carryforwards						$ 3,187

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Income (loss) before income taxes
Domestic			$ 729,654	$ 712,226	$ 378,293
Foreign			(12,490)	18,527	17,772
Income Before Income Taxes	166,826	149,754	717,164	730,753	396,065
Current:
Federal			271,361	256,444	97,182
Foreign			4,554	6,584	1,688
State and local			21,568	12,907	5,717
Deferred
Federal			(51,011)	(21,362)	27,158
Foreign			(7,338)	(4,386)	(831)
State and local			(1,452)	(13,572)	(802)
Total income tax expense	55,303	46,873	237,682	236,615	130,112
Percent of Pretax Income
Statutory federal income tax rate			35.00%	35.00%	35.00%
State and local income taxes, net of federal income tax benefit			2.20%	1.20%	0.60%
Domestic manufacturing deduction			(3.80%)	(1.90%)	(1.50%)
Other items - net			(0.30%)	(1.90%)	(1.20%)
Effective income tax rate	33.20%	31.30%	33.10%	32.40%	32.90%
Income taxes paid			365,994	212,981	69,107
Reconciliation Of Unrecognized Tax Benefits
Balance at May 1,	20,261	15,322	15,322	13,794
Increases:
Current year tax positions			5,237	3,977
Prior year tax positions			4,106	2,353
Foreign currency translation			0	686
Decreases:
Prior year tax positions			271	0
Settlement with tax authorities			31	0
Expiration of statute of limitations periods			3,985	5,488
Foreign currency translation			117	0
Balance at April 30,			$ 20,261	$ 15,322	$ 13,794

Income Taxes (Details Textuals) (USD $)	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Income Taxes (Textuals) [Abstract]
Valuation allowance for other deferred tax assets			$ 137,000
Valuation allowance increase (decrease)			146,000	5,556,000	864,000
Undistributed earnings of foreign subsidiaries on which deferred income taxes not provided			194,058,000
Amount unrecognized tax benefit could decrease in next 12 months	1,100,000		1,874,000
Company's unrecognized tax benefits			20,261,000	15,322,000	13,794,000
Unrecognized tax benefits that would affect the effective tax rate			13,939,000	11,321,000
Tax-related net interest and penalties			1,792,000	2,289,000
Tax-related net interest and penalties credited to earnings			497,000	594,000	1,982,000
Effective tax rate	33.20%	31.30%	33.10%	32.40%	32.90%
Income tax expenses increased	$ 8,400,000

Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Components of accumulated other comprehensive (loss) income
Foreign Currency Translation Adjustment, Beginning Balance	$ 81,761	$ 56,988	$ 56,988	$ 11,062	$ 58,086
Pension and Other Postretirement Liabilities, Beginning Balance	(85,934)	(80,006)	(80,006)	(67,693)	(24,214)
Unrealized Gain (Loss) on Available-for-Sale Securities, Beginning Balance	1,802	443	443	(2,209)	589
Unrealized Gain On Cash Flow Hedging Derivatives, Beginning Balance	6,000	1,994	1,994	1,570	8,151
Accumulated Other Comprehensive (Loss) Income, Beginning Balance	3,629	(20,581)	(20,581)	(57,270)	42,612
Reclassification adjustments, Foreign Currency Translation Adjustment			0	0	0
Reclassification adjustments, Pension and Other Postretirement Liabilities			0	0	0
Reclassification adjustments, Unrealized Gain (Loss) on Available-for-Sale Securities			0	0	0
Reclassification adjustments, Unrealized Gain On Cash Flow Hedging Derivatives			(3,128)	(2,494)	(12,885)
Reclassification adjustments, Accumulated Other Comprehensive (Loss) Income			(3,128)	(2,494)	(12,885)
Current period (charge) credit, Foreign Currency Translation Adjustment			24,773	45,926	(47,024)
Current period (charge) credit, Pension and Other Postretirement Liabilities			10,004	18,004	65,828
Current period (charge) credit, Unrealized Gain (Loss) on Available-for-Sale Securities	(206)	(1,397)	2,124	4,162	(4,384)
Current period (charge) credit, Unrealized Gain On Cash Flow Hedging Derivatives			9,430	3,128	2,494
Accumulated Other Comprehensive (Loss) Income Current Period (Charge) Credit			26,323	35,212	(114,742)
Income tax benefit, Foreign Currency Translation Adjustment			0	0	0
Income tax benefit (expense), Pension and Other Postretirement Liabilities			4,076	5,691	22,349
Income tax benefit (expense), Unrealized Gain (Loss) on Available-for-Sale Securities			(765)	(1,510)	1,586
Income tax benefit (expense), Unrealized Gain On Cash Flow Hedging Derivatives			(2,296)	(210)	3,810
Income tax benefit (expense), Accumulated Other Comprehensive (Loss) Income	(4,482)	2,863	(1,015)	(3,971)	(27,745)
Foreign Currency Translation Adjustment, Ending Balance			81,761	56,988	11,062
Pension and Other Postretirement Liabilities, Ending Balance			(85,934)	(80,006)	(67,693)
Unrealized Gain (Loss) on Available-for-Sale Securities, Ending Balance			1,802	443	(2,209)
Unrealized Gain On Cash Flow Hedging Derivatives, Ending Balance			6,000	1,994	1,570
Accumulated Other Comprehensive (Loss) Income, Ending Balance	$ (7,538)		$ 3,629	$ (20,581)	$ (57,270)

Common Shares (Details)	Jul. 31, 2011	Apr. 30, 2011	Apr. 30, 2010
Stockholders' Equity, Number of Shares, Par Value and Other Disclosures [Abstract]
Common shares, shares authorized	150,000,000	150,000,000	150,000,000
Common shares, shares outstanding	114,383,657	114,172,122	119,119,152
Treasury shares, shares outstanding	14,221,508	14,432,043	9,485,013

Common Shares (Details Textual)	12 Months Ended
Apr. 30, 2011
Common Shares (Textuals) [Abstract]
Number of votes per share	10
Number of votes per share after change in beneficial ownership	1
Minimum percentage of outstanding common shares held by persons or group	10.00%
Value To redeem per right	0.001

Guarantor and Non-Guarantor Financial Information (Details) (USD $) In Thousands	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Statements of Consolidated Income [Abstract]
Net sales	$ 1,188,883	$ 1,047,312	$ 4,825,743	$ 4,605,289	$ 3,757,933
Cost of products sold	757,799	638,877	3,027,226	2,818,599	2,506,504
Gross Profit	431,084	408,435	1,798,517	1,786,690	1,251,429
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	231,134	224,021	922,176	913,754	756,460
Amortization and impairment charges	20,235	18,497	91,443	85,315	40,314
Other operating (income) expense, net	(988)	750	626	(3,288)	2,380
Operating Income	180,703	165,167	784,272	790,909	452,275
Interest (expense) income - net	(15,120)	(16,106)	(67,082)	(62,394)	(55,485)
Other (expense) income - net	1,243	693	(26)	2,238	(725)
Equity in net earnings of subsidiaries	0	0	0	0	0
Income Before Income Taxes	166,826	149,754	717,164	730,753	396,065
Income taxes	55,303	46,873	237,682	236,615	130,112
Net Income	111,523	102,881	479,482	494,138	265,953
The J.M. Smucker Company (Parent) [Member]
Statements of Consolidated Income [Abstract]
Net sales	917,109	822,307	3,880,940	3,675,770	2,468,942
Cost of products sold	780,585	672,077	3,196,825	3,259,807	2,080,012
Gross Profit	136,524	150,230	684,115	415,963	388,930
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	59,315	47,598	216,731	193,036	150,559
Amortization and impairment charges	1,297	1,297	5,188	10,200	3,891
Other operating (income) expense, net	67	(280)	(665)	(22,546)	1,296
Operating Income	75,845	101,615	462,861	235,273	233,184
Interest (expense) income - net	(15,374)	(16,155)	(67,687)	(53,264)	(39,865)
Other (expense) income - net	791	(79)	(1,338)	151	550
Equity in net earnings of subsidiaries	69,586	36,661	203,115	393,208	133,053
Income Before Income Taxes	130,848	122,042	596,951	575,368	326,922
Income taxes	19,325	19,161	117,469	81,230	60,969
Net Income	111,523	102,881	479,482	494,138	265,953
Subsidiary Guarantors [Member]
Statements of Consolidated Income [Abstract]
Net sales	347,488	619,257	2,805,614	2,899,461	1,708,868
Cost of products sold	318,295	550,930	2,546,492	2,383,363	1,552,147
Gross Profit	29,193	68,327	259,122	516,098	156,721
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	12,202	28,450	79,263	107,407	100,249
Amortization and impairment charges	0	16,168	64,675	65,681	33,417
Other operating (income) expense, net	(498)	209	(2,599)	7,083	2,328
Operating Income	17,489	23,500	117,783	335,927	20,727
Interest (expense) income - net	975	975	3,400	12,429	(12,435)
Other (expense) income - net	117	158	1,735	17,609	900
Equity in net earnings of subsidiaries	46,319	19,262	83,879	61,459	101,361
Income Before Income Taxes	64,900	43,895	206,797	427,424	110,553
Income taxes	323	2,438	21,838	77,280	1,481
Net Income	64,577	41,457	184,959	350,144	109,072
Non-Guarantor Subsidiaries [Member]
Statements of Consolidated Income [Abstract]
Net sales	753,389	893,326	3,759,833	3,723,605	2,816,321
Cost of products sold	484,957	684,019	2,884,851	2,858,293	2,120,199
Gross Profit	268,432	209,307	874,982	865,312	696,122
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	159,617	147,973	626,182	613,311	505,652
Amortization and impairment charges	18,938	1,032	21,580	9,434	3,006
Other operating (income) expense, net	(557)	821	3,890	12,175	(1,244)
Operating Income	90,434	59,481	223,330	230,392	188,708
Interest (expense) income - net	(721)	(926)	(2,795)	(21,559)	(3,185)
Other (expense) income - net	335	614	(423)	(15,522)	(2,175)
Equity in net earnings of subsidiaries	17,608	17,260	67,256	35,223	0
Income Before Income Taxes	107,656	76,429	287,368	228,534	183,348
Income taxes	35,655	25,274	98,375	78,105	67,662
Net Income	72,001	51,155	188,993	150,429	115,686
Eliminations [Member]
Statements of Consolidated Income [Abstract]
Net sales	(829,103)	(1,287,578)	(5,620,644)	(5,693,547)	(3,236,198)
Cost of products sold	(826,038)	(1,268,149)	(5,600,942)	(5,682,864)	(3,245,854)
Gross Profit	(3,065)	(19,429)	(19,702)	(10,683)	9,656
Selling, distribution, and administrative expenses, restructuring, and merger and integration costs	0	0	0	0	0
Amortization and impairment charges	0	0	0	0	0
Other operating (income) expense, net	0	0	0	0	0
Operating Income	(3,065)	(19,429)	(19,702)	(10,683)	9,656
Interest (expense) income - net	0	0	0	0	0
Other (expense) income - net	0	0	0	0	0
Equity in net earnings of subsidiaries	(133,513)	(73,183)	(354,250)	(489,890)	(234,414)
Income Before Income Taxes	(136,578)	(92,612)	(373,952)	(500,573)	(224,758)
Income taxes	0	0	0	0	0
Net Income	$ (136,578)	$ (92,612)	$ (373,952)	$ (500,573)	$ (224,758)

Guarantor and Non-Guarantor Financial Information (Details 1) (USD $) In Thousands	Jul. 31, 2011	Apr. 30, 2011	Jul. 31, 2010	Apr. 30, 2010	Apr. 30, 2009	Apr. 30, 2008
CURRENT ASSETS
Cash and cash equivalents	$ 102,475	$ 319,845	$ 522,773	$ 283,570	$ 456,693	$ 171,541
Other current assets	423,476	453,575		285,121
Inventories	1,213,821	863,579		654,939
Total Current Assets	1,739,772	1,636,999		1,223,630
PROPERTY, PLANT, AND EQUIPMENT, NET	925,687	867,882		858,313
INVESTMENTS IN SUBSIDIARIES AND INTERCOMPANY	0	0		0
OTHER NONCURRENT ASSETS
Goodwill	2,903,713	2,812,746		2,807,730	2,791,391
Other intangible assets, net	3,132,761	2,940,010		3,026,515
Other noncurrent assets	80,090	66,948		58,665
Total Other Noncurrent Assets	6,116,564	5,819,704		5,892,910
ASSETS	8,782,023	8,324,585		7,974,853	8,192,161
LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES	875,234	482,676		478,897
NONCURRENT LIABILITIES
Long-term debt	1,318,489	1,304,039		900,000
Deferred income taxes	1,038,319	1,042,823		1,101,506
Other noncurrent liabilities	201,727	202,684		168,130
Total Noncurrent Liabilities	2,558,535	2,549,546		2,169,636
SHAREHOLDERS' EQUITY	5,348,254	5,292,363		5,326,320	4,939,931	1,799,853
LIABILITIES AND SHAREHOLDERS' EQUITY	8,782,023	8,324,585		7,974,853
The J.M. Smucker Company (Parent) [Member]
CURRENT ASSETS
Cash and cash equivalents	75	206,845	453,530	217,730	423,997	157,932
Other current assets	340,729	364,377		211,452
Inventories	0	0		0
Total Current Assets	340,804	571,222		429,182
PROPERTY, PLANT, AND EQUIPMENT, NET	202,604	193,321		150,008
INVESTMENTS IN SUBSIDIARIES AND INTERCOMPANY	5,493,671	4,872,622		4,693,160
OTHER NONCURRENT ASSETS
Goodwill	976,618	981,606		981,612
Other intangible assets, net	439,734	440,174		441,599
Other noncurrent assets	61,965	50,012		41,519
Total Other Noncurrent Assets	1,478,317	1,471,792		1,464,730
ASSETS	7,515,396	7,108,957		6,737,080
LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES	570,895	234,262		277,556
NONCURRENT LIABILITIES
Long-term debt	1,318,489	1,304,039		900,000
Deferred income taxes	115,911	115,985		106,722
Other noncurrent liabilities	161,847	162,308		126,482
Total Noncurrent Liabilities	1,596,247	1,582,332		1,133,204
SHAREHOLDERS' EQUITY	5,348,254	5,292,363		5,326,320
LIABILITIES AND SHAREHOLDERS' EQUITY	7,515,396	7,108,957		6,737,080
Subsidiary Guarantors [Member]
CURRENT ASSETS
Cash and cash equivalents	0	0	0	0	0	12,516
Other current assets	7,781	8,190		18,159
Inventories	217,662	182,531		167,988
Total Current Assets	225,443	190,721		186,147
PROPERTY, PLANT, AND EQUIPMENT, NET	328,217	305,519		290,285
INVESTMENTS IN SUBSIDIARIES AND INTERCOMPANY	825,624	802,936		(2,188,002)
OTHER NONCURRENT ASSETS
Goodwill	0	0		1,644,076
Other intangible assets, net	0	3,116		2,408,724
Other noncurrent assets	12,474	15,106		13,853
Total Other Noncurrent Assets	12,474	18,222		4,066,653
ASSETS	1,391,758	1,317,398		2,355,083
LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES	98,619	81,239		74,897
NONCURRENT LIABILITIES
Long-term debt	0	0		0
Deferred income taxes	0	0		912,549
Other noncurrent liabilities	16,439	16,447		16,293
Total Noncurrent Liabilities	16,439	16,447		928,842
SHAREHOLDERS' EQUITY	1,276,700	1,219,712		1,351,344
LIABILITIES AND SHAREHOLDERS' EQUITY	1,391,758	1,317,398		2,355,083
Non-Guarantor Subsidiaries [Member]
CURRENT ASSETS
Cash and cash equivalents	102,400	113,000	69,243	65,840	32,696	1,093
Other current assets	74,966	81,008		55,510
Inventories	1,018,925	700,750		486,629
Total Current Assets	1,196,291	894,758		607,979
PROPERTY, PLANT, AND EQUIPMENT, NET	394,866	369,042		418,020
INVESTMENTS IN SUBSIDIARIES AND INTERCOMPANY	680,792	1,209,603		155,519
OTHER NONCURRENT ASSETS
Goodwill	1,927,095	1,831,140		182,042
Other intangible assets, net	2,693,027	2,496,720		176,192
Other noncurrent assets	5,651	1,830		3,293
Total Other Noncurrent Assets	4,625,773	4,329,690		361,527
ASSETS	6,897,722	6,803,093		1,543,045
LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES	205,720	167,175		126,444
NONCURRENT LIABILITIES
Long-term debt	0	0		0
Deferred income taxes	922,408	926,838		82,235
Other noncurrent liabilities	23,441	23,929		25,355
Total Noncurrent Liabilities	945,849	950,767		107,590
SHAREHOLDERS' EQUITY	5,746,153	5,685,151		1,309,011
LIABILITIES AND SHAREHOLDERS' EQUITY	6,897,722	6,803,093		1,543,045
Eliminations [Member]
CURRENT ASSETS
Cash and cash equivalents	0	0	0	0	0	0
Other current assets	0	0		0
Inventories	(22,766)	(19,702)		322
Total Current Assets	(22,766)	(19,702)		322
PROPERTY, PLANT, AND EQUIPMENT, NET	0	0		0
INVESTMENTS IN SUBSIDIARIES AND INTERCOMPANY	(7,000,087)	(6,885,161)		(2,660,677)
OTHER NONCURRENT ASSETS
Goodwill	0	0		0
Other intangible assets, net	0	0		0
Other noncurrent assets	0	0		0
Total Other Noncurrent Assets	0	0		0
ASSETS	(7,022,853)	(6,904,863)		(2,660,355)
LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES	0	0		0
NONCURRENT LIABILITIES
Long-term debt	0	0		0
Deferred income taxes	0	0		0
Other noncurrent liabilities	0	0		0
Total Noncurrent Liabilities	0	0		0
SHAREHOLDERS' EQUITY	(7,022,853)	(6,904,863)		(2,660,355)
LIABILITIES AND SHAREHOLDERS' EQUITY	$ (7,022,853)	$ (6,904,863)		$ (2,660,355)

Guarantor and Non-Guarantor Financial Information (Details 2) (USD $) In Thousands	3 Months Ended		12 Months Ended
	Jul. 31, 2011	Jul. 31, 2010	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Statements of Consolidated Cash Flows [Abstract]
Net Cash Provided by (Used in) Operating Activities	$ (58,238)	$ (27,238)	$ 391,562	$ 713,478	$ 446,993
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	(362,846)	0	0	0	(77,335)
Additions to property, plant, and equipment	(67,632)	(26,946)	(180,080)	(136,983)	(108,907)
Proceeds from sale of businesses	0	0	0	19,554	0
Purchases of marketable securities	0	(57,037)	(75,637)	0	0
Sales and maturities of marketable securities	18,600		57,100	13,519	3,013
Proceeds from disposal of property, plant, and equipment	130	290	5,830	205	800
Other - net	(18)	40	(126)	(738)	5,448
Net cash (used for) provided by investing activities	(411,766)	(83,653)	(192,913)	(104,443)	(176,981)
FINANCING ACTIVITIES
Repayment of bank note payable	0	0	0	(350,000)	0
Repayments of long-term debt	0	0	(10,000)	(275,000)	0
Revolving credit agreement - net	306,700	0
Proceeds from long-term debt	0	400,000	400,000	0	400,000
Quarterly dividends paid	(50,159)	(47,594)	(194,024)	(166,224)	(110,668)
Special dividends paid	0	0	0	0	(274,208)
Purchase of treasury shares	(5,385)	(5,033)	(389,135)	(5,569)	(4,025)
Proceeds from stock option exercises	242	1,325	14,525	6,413	1,976
Intercompany	0	0	0	0	0
Other - net	2,534	2,213	8,215	1,832	(474)
Net Cash (Used for) Provided by Financing Activities	253,932	350,911	(170,419)	(788,548)	12,601
Effect of exchange rate changes on cash	(1,298)	(817)	8,045	6,390	2,539
Net increase (decrease) in cash and cash equivalents	(217,370)	239,203	36,275	(173,123)	285,152
Cash and cash equivalents at beginning of year	319,845	283,570	283,570	456,693	171,541
Cash and Cash Equivalents at End of Year	102,475	522,773	319,845	283,570	456,693
The J.M. Smucker Company (Parent) [Member]
Statements of Consolidated Cash Flows [Abstract]
Net Cash Provided by (Used in) Operating Activities	83,115	(16,873)	212,428	499,197	(7,135)
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	0	0			(19,404)
Additions to property, plant, and equipment	(15,952)	(13,721)	(59,072)	(41,148)	(24,727)
Proceeds from sale of businesses	0	0		19,554
Purchases of marketable securities	0	(57,037)	(75,637)
Sales and maturities of marketable securities	18,600		57,100	13,519	3,013
Proceeds from disposal of property, plant, and equipment	9	0	1,081	0	384
Other - net	2	(11)	(43)	(706)	5,448
Net cash (used for) provided by investing activities	2,659	(70,769)	(76,571)	(8,781)	(35,286)
FINANCING ACTIVITIES
Repayment of bank note payable	0	0		0
Repayments of long-term debt	0	0	(10,000)	(275,000)
Revolving credit agreement - net	306,700	0
Proceeds from long-term debt	0	400,000	400,000		400,000
Quarterly dividends paid	(50,159)	(47,594)	(194,024)	(166,224)	(110,668)
Special dividends paid	0	0			(274,208)
Purchase of treasury shares	(5,385)	(5,033)	(389,135)	(5,569)	(4,025)
Proceeds from stock option exercises	242	1,325	14,525	6,413	1,976
Intercompany	(546,476)	(27,469)	24,152	(258,696)	291,201
Other - net	2,534	2,213	7,740	2,393	4,210
Net Cash (Used for) Provided by Financing Activities	(292,544)	323,442	(146,742)	(696,683)	308,486
Effect of exchange rate changes on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	(206,770)	235,800	(10,885)	(206,267)	266,065
Cash and cash equivalents at beginning of year	206,845	217,730	217,730	423,997	157,932
Cash and Cash Equivalents at End of Year	75	453,530	206,845	217,730	423,997
Subsidiary Guarantors [Member]
Statements of Consolidated Cash Flows [Abstract]
Net Cash Provided by (Used in) Operating Activities	5,393	2,977	92,965	218,064	69,486
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	0	0			(58,096)
Additions to property, plant, and equipment	(32,150)	(2,584)	(53,416)	(62,324)	(42,903)
Proceeds from sale of businesses	0	0		0
Purchases of marketable securities	0	0	0
Sales and maturities of marketable securities	0		0	0	0
Proceeds from disposal of property, plant, and equipment	9	276	305	185	22
Other - net	(1)	36	37	0	0
Net cash (used for) provided by investing activities	(32,142)	(2,272)	(53,074)	(62,139)	(100,977)
FINANCING ACTIVITIES
Repayment of bank note payable	0	0		(350,000)
Repayments of long-term debt	0	0	0	0
Revolving credit agreement - net	0	0
Proceeds from long-term debt	0	0	0		0
Quarterly dividends paid	0	0	0	0	0
Special dividends paid	0	0			0
Purchase of treasury shares	0	0	0	0	0
Proceeds from stock option exercises	0	0	0	0	0
Intercompany	26,749	(705)	(39,891)	194,075	23,659
Other - net	0	0	0	0	(4,684)
Net Cash (Used for) Provided by Financing Activities	26,749	(705)	(39,891)	(155,925)	18,975
Effect of exchange rate changes on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	(12,516)
Cash and cash equivalents at beginning of year	0	0	0	0	12,516
Cash and Cash Equivalents at End of Year	0	0	0	0	0
Non-Guarantor Subsidiaries [Member]
Statements of Consolidated Cash Flows [Abstract]
Net Cash Provided by (Used in) Operating Activities	(146,746)	(13,342)	86,169	(3,783)	384,642
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	(362,846)	0			165
Additions to property, plant, and equipment	(19,530)	(10,641)	(67,592)	(33,511)	(41,277)
Proceeds from sale of businesses	0	0		0
Purchases of marketable securities	0	0	0
Sales and maturities of marketable securities	0		0	0	0
Proceeds from disposal of property, plant, and equipment	112	14	4,444	20	394
Other - net	(19)	15	(120)	(32)	0
Net cash (used for) provided by investing activities	(382,283)	(10,612)	(63,268)	(33,523)	(40,718)
FINANCING ACTIVITIES
Repayment of bank note payable	0	0		0
Repayments of long-term debt	0	0	0	0
Revolving credit agreement - net	0	0
Proceeds from long-term debt	0	0	0		0
Quarterly dividends paid	0	0	0	0	0
Special dividends paid	0	0			0
Purchase of treasury shares	0	0	0	0	0
Proceeds from stock option exercises	0	0	0	0	0
Intercompany	519,727	28,174	15,739	64,621	(314,860)
Other - net	0	0	475	(561)	0
Net Cash (Used for) Provided by Financing Activities	519,727	28,174	16,214	64,060	(314,860)
Effect of exchange rate changes on cash	(1,298)	(817)	8,045	6,390	2,539
Net increase (decrease) in cash and cash equivalents	(10,600)	3,403	47,160	33,144	31,603
Cash and cash equivalents at beginning of year	113,000	65,840	65,840	32,696	1,093
Cash and Cash Equivalents at End of Year	102,400	69,243	113,000	65,840	32,696
Eliminations [Member]
Statements of Consolidated Cash Flows [Abstract]
Net Cash Provided by (Used in) Operating Activities	0	0	0	0	0
INVESTING ACTIVITIES
Businesses acquired, net of cash acquired	0	0			0
Additions to property, plant, and equipment	0	0	0	0	0
Proceeds from sale of businesses	0	0		0
Purchases of marketable securities	0	0	0
Sales and maturities of marketable securities	0		0	0	0
Proceeds from disposal of property, plant, and equipment	0	0	0	0	0
Other - net	0	0	0	0	0
Net cash (used for) provided by investing activities	0	0	0	0	0
FINANCING ACTIVITIES
Repayment of bank note payable	0	0		0
Repayments of long-term debt	0	0	0	0
Revolving credit agreement - net	0	0
Proceeds from long-term debt	0	0	0		0
Quarterly dividends paid	0	0	0	0	0
Special dividends paid	0	0			0
Purchase of treasury shares	0	0	0	0	0
Proceeds from stock option exercises	0	0	0	0	0
Intercompany	0	0	0	0	0
Other - net	0	0	0	0	0
Net Cash (Used for) Provided by Financing Activities	0	0	0	0	0
Effect of exchange rate changes on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of year	0	0	0	0	0
Cash and Cash Equivalents at End of Year	$ 0	$ 0	$ 0	$ 0	$ 0